UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5038

                           Clearwater Investment Trust

  2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930

                                Susanne S. Smith
                            Chief Compliance Officer
                           Fiduciary Counselling, Inc.
                   2000 Wells Fargo Place, 30 East 7th Street
                        Saint Paul, Minnesota 55101-4930
                     (Name and address of agent for service)

                                    Copy to:
                                Steven G. Lentz
                              Faegre & Benson LLP
                            90 South Seventh Street
                            2200 Wells Fargo Center
                          Minneapolis, Minnesota 55402
                    (Name and address for agent for service)

Registrant's telephone number, including area code: 651-228-0935
Date of fiscal year end: December 31, 2009
Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

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and the Commission will make this information public. A registrant is not
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                           CLEARWATER INVESTMENT TRUST

                                SEMIANNUAL REPORT

                                   (unaudited)

                                  June 30, 2009

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                   -------------------------------------------
                           CLEARWATER INVESTMENT TRUST
                   -------------------------------------------

                     Letter to our shareholders (unaudited)

                                  August, 2009

      On June 30, 2009, the net asset value of the Clearwater Growth Fund was $19.38 per unit. The Fund increased 4.2% on a total return basis for the first half of 2009 while its comparative benchmark, the Russell 1000 Index, increased 4.3%. For the second quarter, the Fund increased 16.3% while the Russell 1000 Index increased 16.5%.

      On June 30, 2009, the net asset value of the Clearwater Small Cap Fund was $11.38 per unit. The Fund increased 9.5% on a total return basis for the first half of 2009, while its comparative benchmark, the Russell 2000 Index, increased 2.6%. For the second quarter, the Fund increased 25.1% while the Russell 2000 Index increased 20.7%.

      On June 30, 2009, the net asset value of the Clearwater Tax Exempt Bond Fund was $8.77 per unit. The Fund increased 11.5% on a total return basis for the first half of 2009 with a second quarter return of 4.7%. For comparative purposes, the Barclay's 5-Year Municipal Bond Index increased 3.0% for the first half of 2008 with a .8% increase in the second quarter.

      On June 30, 2009, the net asset value of the Clearwater International Fund was $11.21 per unit. The Fund increased 12.1% on a total return basis since its inception date of February 5, 2009, while it comparative benchmark, the MSCI World ex US Index increased 19.4% from February 5, 2009. For the second quarter, the Fund increased 23.9% while the MSCI ex US Index increased 25.9%.

      Clearwater Growth Fund:

      Parametric Portfolio Associates, the sub-advisor for the Clearwater Growth Fund, made the following comments:

      The US equity market had its best quarter in over ten years, as measured by the S&P 500 Index, up 15.9%. The rally in the second quarter broke a string of six negative quarters in a row, easing the minds of investors, most of who just experienced the most volatile period of their investment lives, if not modern history.

      All economic sectors were up in the second quarter, but notable was the stunning reversal of financials, up 35.7%. The recovery in financial services companies, the very sector that drove the US economy to the brink of catastrophe, helped lift the US stock market back into positive territory for the year. This revival boosted the cyclical sectors, those most sensitive to changes in the overall economy, including technology, up 19.7%, industrials, up 18.9%, consumer discretionary, up 18.2% and materials, up 16.3%. The worst performing were the defensive telecommunications, up 3.4%, health care, up 8.9% and consumer staples, up 9.8%, as investors were not as focused on sectors that can weather a slumping economy. Companies that had been beaten down for the last eighteen months rebounded this quarter, helping small-cap stocks outperform large-caps (S&P SmallCap 600 Index, 21.1%; S&P MidCap 400 Index, 18.7%).

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Clearwater Investment Trust
August, 2009
Page 2


      Value outperformed growth (S&P 500/Citigroup Value Index, 17.5%; S&P 500/Citigroup Growth Index, 14.6%), largely due to the concentration of financials in the Value Index.

      The market is now about where it started the year. The about face in stocks this quarter versus last made clear that investors are past their extreme pessimism born from the credit crisis. Stocks are trading at historical norms relative to projected earnings, but forecasting corporate profits in the current economic environment is challenging. Payrolls and home prices continue to decline, but consumer confidence and factory orders are on the rise. As this unfolds, our broadly diversified, sector-neutral Tax Managed Core portfolios will provide a great opportunity to capture the next market leaders, while doing so in a tax efficient manner.

      Clearwater Small Cap Fund:

      Kennedy Capital Management, one of the two sub-advisors for the Small Cap Fund, made the following comments:

      Sectors that were over-weighted versus the Benchmark for the three months ended June 2009 were Health Care, Telecommunication Services, and Materials. Sectors that were underweighted versus the Benchmark were Financials, Consumer Discretionary, and Utilities. The areas of strongest relative performance for the three months ended June 2009 were within the Consumer Discretionary, Materials, and Financials sectors of the Composite. The areas of weakest relative performance were within the Consumer Staples, Telecommunication Services, and Utilities sectors of the Composite.

      As has been a recurring theme, we remain underweight Financials. In general, markets were under-estimating the potential hits to equity for banks and thrifts. Given the markedly lower returns in the Financial sector in Q2 (up 9.92% vs. 20.67% for the Russell 2000(R) as a whole), we are beginning to see some opportunities in the sector. As usual, we continue to find other opportunities in the sector, including select insurance companies and REITs.

      Portfolio Construction and Outlook

      During the second quarter, our sector weightings showed some changes. The largest shifts were in Information Technology ("IT") and Health Care ("HC"). You'll recall that our IT overweight grew in Q1. It ratcheted back down as some of the themes we had recognized quickly rose to fair value (e.g., companies that had enough cash to cover their market caps and were burning little, if any, cash). The shift in HC was discussed earlier in this letter.

      We continue to hold a generally skeptical view of the recovery of the Consumer and the capital cushions of banks. While we find ourselves clearly more cynical about a Consumer spending recovery than many other investors, we are beginning to get more comfortable that the market is pricing in the proper degree of credit weakness at some banks. As such, although our Financials underweight did not change much, our bank and thrift holdings moved marginally higher. We recently began to add National Penn Bancshares Inc., a stock that we sold above $13 last year and are now buying under $5. We have confidence in the management team and believe that the market is markedly undervaluing the equity.

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Clearwater Investment Trust
August, 2009
Page 3


      In terms of our largest holdings, there have been some changes. Our top three names are unchanged, but we have increased our position in Syniverse (which, incidentally, accounted for most of the increasing overweight in the Telecommunication Services sector). Syniverse is a stock we have owned for quite some time, but we recently increased our investment as we believe the market is underestimating the impact of mobile data growth for them. Another new name to our top holdings is Comtech Telecommunications Corp. ("CMTL"), a company largely focused on providing secure communications solutions to the defense sector. After meeting with management and having subsequent conversations with them and competitors, we gained comfort that investors were clearly underestimating top and bottom line improvement opportunities for the company over the next two to five years. In addition, management had proven its ability to enhance CFROI over time, while still growing assets.

      We continue our commitment to managing well-diversified portfolios on behalf of our clients, with approximately 90-140 positions representing a broad array of growth and value. We believe the Clearwater portfolio exhibits excellent risk-return characteristics overall, characterized by higher historical Cash Flow Return on Investment than the benchmark, but with superior valuations. Based on several metrics, including Price to Book, Price to Sales and Price to Forward Earnings ratios, our portfolios exhibit an attractive valuation profile, which we believe will serve our clients well in months and years to come.

      Keeley Capital Management, the other sub-advisor for the Small Cap Fund, made the following comments:

      Beginning in mid-March, U.S. equity markets staged a strong three month rebound which allowed equity averages to recoup most of the losses that were posted during the first quarter. These gains occurred in spite of continued weak economic data, a worse than expected GDP report, the struggles of the domestic auto companies and the market's focus on bank "stress-tests". Amid this negative news, a few signs of economic recovery were evident. These included TARP repayments by a number of financial institutions along with improvement in home sales and factory orders. Stock investors continued to focus on these "green shoots" and a "slowing of the declines" thesis as several more economic reports--though negative-- nevertheless mildly beat expectations.

      Economic reports released toward the end of the quarter sent mixed signals. For instance, the housing market was showing signs of improvement in reports released in June but at the same time rising interest rates served to dampen the expectation that low mortgage rates would facilitate this rebound. The mixed nature of the data caused market moves to cancel out leaving equity averages little changed during the month of June.

      The Federal Reserve held interest rates in check and mentioned that deflation appeared less likely. Going forward, investors' attention may start focusing on rising interest rates and the potential for higher inflation. The Federal Reserves' purchases of Government securities initially helped keep yields contained and compressed risk premiums, however, supply/demand concerns have since forced the yield on 10 year Treasury Bonds to spike close to 4% before backing off late in the quarter. Bank stress-tests resulted in the major banks requiring at least $75 billion in additional capital. In an encouraging sign, many of these banks responded quickly

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Clearwater Investment Trust
August, 2009
Page 4


      by raising capital via stock offerings. In turn, the Fed allowed ten major banks to return $68 billion in TARP.

      From a sector weight perspective, the portfolio continues to be over-weight Industrials and Energy for the quarter. Both of these over-weights have contributed positively to the relative out-performance achieved during the quarter. Additionally, the portfolio continues to be under-weight Financials, which also contributed to the relative out-performance, but from an allocation standpoint hurt the portfolio due to the under-weight. It is important to note, that, as part of our investment philosophy, the portfolio will tend to be under-weight sectors with a short product life-cycle. Accordingly, the portfolio was under-weight Information Technology and Telecomm Services both of which hindered results during the quarter, as Technology was one of the best performing sectors within the Russell 2000 Value Index for the quarter.

      Among the primary areas of corporate restructuring that we regularly follow, we anticipate a number of interesting opportunities from companies that will be emerging from bankruptcy over the next several quarters. Additionally, we remain committed to our value driven strategy which buys stocks of relatively unknown (spin-offs) and out of favor (below book value) companies. While the short-term outlook may be unclear, we believe that long-term investors have an exceptional opportunity to benefit from the compelling valuations that are offered right now. Valuations at present levels are attractive and the growth potential of our companies over a long-term perspective is extremely compelling.

      Clearwater Tax-Exempt Bond Fund:

      Sit Fixed Income Advisors II, LLC, the sub-advisor for the Tax-Exempt Bond Fund, made the following comments:

      After a very volatile and difficult year in 2008, the first half of 2009 witnessed significant healing in the fixed income capital markets. Many government programs, including TARP, TALF and PPIP, were announced or implemented, and had generally positive effects. In addition, Congress passed and President Obama signed a $787 billion fiscal stimulus bill. While only about 10% of that money has been spent to date, it has had and will continue to have a positive impact on short-term economic growth. Perhaps most importantly, some tolerance for risk has returned to the investment community, resulting in strong performance for most fixed income securities other than U.S. Treasuries. The Federal Reserve applied aggressive actions throughout 2008, lowering the federal funds rate from 4.25% at the beginning of the year to near zero by December. In addition, the Fed has continued to use many other means to pump liquidity into fixed income markets during 2009. The U.S. Treasury yield curve steepened considerably during the first half of the year. Long-term Treasury yields ended June about 165 basis points higher than the beginning of the year, while short-term yields rose only 10 - 15 basis points. Short-term tax-exempt yields have remained steady during 2009, while long-term yields have fallen about 50 basis points, resulting in considerable out-performance for intermediate and long-term tax-exempt bonds. Heavy issuance in the government markets continued, and issuance picked up considerably in the corporate and tax-exempt markets as the liquidity crisis abated and appetite for risk returned. Ratios of tax-exempt yields to Treasuries reached unprecedented levels in 2008, rising from their normal level of 85-90% of Treasuries to more than 200% in some cases. This phenomenon has reversed itself in 2009, and will likely be brought closer to historic

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Clearwater Investment Trust
August, 2009
Page 5


      norms by both a rise in Treasury yields and a fall in tax-exempt yields during the remainder of the year. With a recession gripping the domestic economy, the Fed is likely to continue to be accommodative in 2009. Furthermore, fiscal stimulus from the Obama administration will have a significant impact on fixed income markets in 2009 and beyond. Returns in fixed income markets, except for U.S. Treasuries, are likely to be bumpy but positive as the Fed's accommodative policies and the federal government's fiscal stimulus take hold.

      The recent trend of revenue bonds underperforming general obligation bonds reversed itself during 2009, with revenue bond returns averaging 8.6% for the first half of the year vs. 4.2% for general obligation bonds. Furthermore, longer duration outperformed shorter duration, and lower quality issues outperformed those of higher credit quality, as investors sought yield. We expect revenue bonds to continue to be strong performers in the second half of 2009, as the Fed's accommodative policies and the Obama administration's fiscal stimulus should help allay liquidity concerns in the market, and investor focus returns to yield. General obligation bond performance may weaken further on a relative basis, however, as many cities, counties and states continue to experience revenue shortfalls with the economy in recession and continued weakness in the housing sector. In addition, potential problems funding retirement pension and healthcare obligations still persist. The Fund`s performance, with its heavy emphasis on revenue bonds, was very strong on an absolute and relative basis due to the sectors and structures in which it was invested, its longer duration, and its use of non-rated revenue bonds, whose spreads tightened considerably with the reversal of the flight to quality in the municipal market. Non-rated and rated revenue bonds significantly enhance total return performance in periods of stable or rising Treasury interest rates, but often underperform in an environment of rapidly falling Treasury rates, which is what the market and the Fund experienced in 2008.

      The economy officially dipped into recession in December 2007, and has continued to get progressively weaker. The recession has continued through the first half of 2009, but we expect slightly positive growth in the second half of 2009, as the Fed's accommodative policies and the federal government's stimulus plan take effect. With the housing and subprime mortgage mess still unwinding and unemployment reaching levels not seen in decades, interest rates are likely to be volatile over the second half of the year. The Treasury yield curve should remain relatively steep, with yields rising across the curve, while the tax-exempt curve grows somewhat flatter, with long-term municipal yields falling. While inflation is currently dormant, we remain vigilant, as the Fed's accommodative policies, the stimulus plan and the massive issuance of Treasury debt is likely to fuel inflation down the road. Given these offsetting concerns, we held the Fund's average life duration, a measure of the Fund's sensitivity to changes in interest rates, steady at 5.6 years during the first half of the year. For comparison, the Fund's benchmark, the Lehman 5-Year Index, had duration of 4.1 years at June 30, 2009. The Fund's longer duration and its use of non-rated bonds have positioned it opportunistically for the economic and interest rate environment that we expect over the next twelve months. The Fund's strong yield (its 12-month distribution rate remained strong at 4.78% at June 30) should continue to produce high tax-exempt income for its shareholders in the current and expected market environment. Investment of new cash flows will be focused on maturities in the 5-25 year range.

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Clearwater Investment Trust
August, 2009
Page 6


      Clearwater International Fund:

      Parametric Portfolio Associates, one of the sub-advisors for the International Fund, made the following comments:

      In international markets, the MSCI EAFE index was up 25.4% during the quarter and the emerging markets MSCI EM Index was up an impressive 34.7%. Currency appreciation contributed significantly to returns, as the US dollar depreciated against all major currencies. Developed markets are in positive territory for the year, up 8%, as are emerging markets, up 36% for the year. All country returns were positive with developed market leaders Singapore and Greece, up 46% and 39%, respectively. The laggards were Ireland, up only 6.6% and Switzerland, up 16.3%. The British pound and Australian dollar each appreciated over 15% versus the dollar. The best performing sector was financials, up 41%, while defensive sectors, such as healthcare and telecommunications, lagged the market, each up only 10.6%. As the US financial bailout takes hold and the idea of another round of stimulus begins to percolate, US dollar weakness may continue to be a significant factor in foreign market returns.

      AXA Rosenberg, one of the sub-advisors for the International Fund, made the following comments:

      As the first quarter unfolded, angst and uncertainty gripped the market, but during the second quarter a remarkable equity resurgence enthralled global market investors. Economic data released during this current quarter has shown some signs of stabilization and boosted investor confidence. The subsequent shift in investor sentiment resulted in a very robust equity market rally beginning in mid-March. However, the rally started to show signs of weakness as the 2nd quarter came to a close. The global markets ended the month of June in modest negative territory as investors reacted to mixed economic data, particularly weak employment figures. There is also recent concern that the recovery is materializing slower than expected and corporate earnings will continue to be under pressure. In spite of the profit-taking by investors in June, the MSCI World Index (USD) gained 21.1% in the 2nd quarter and is up 6.8% year to date. The S&P Developed World Small Cap Index (USD) gained 26.6% in the 2nd quarter and is up 12.2% year to date. Globally, small cap stocks outperformed large cap stocks this quarter while emerging markets outperformed developed markets. In terms of style, value modestly outperformed growth, assisted by the relatively better performance of financial stocks.

      Investors began to price in the economic recovery in March 2009 as the ECB, US Federal Reserve, Bank of Japan, and Bank of England all held base rates constant and refrained from extending or adding to existing quantitative easing and asset repurchasing programs. In spite of the weakening global macroeconomic environment, commodity prices rose sharply in the 2nd quarter. In particular, oil rose to an eight month high above $70 per barrel, posting its best quarterly performance since 1990. The commodity rally was based on the hope that emerging market economies would recover more quickly than developed economies which could drive raw material prices higher as we move past the current economic malaise.

      Concerns regarding a declining equity market and slowing global growth dissipated. A renewed sense of optimism gripped investors as they urgently rushed into economically sensitive cyclical stocks. Investors were hoping that their earnings outlook would improve as the year progresses. Every sector within the MSCI World Index posted positive performance in the second quarter.

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Clearwater Investment Trust
August, 2009
Page 7


      The top performing sectors were Financials, Materials and Industrials, while the defensive areas such as Telecom and Healthcare lagged as investors positioned themselves for a potential economic recovery.

      The International Mid-Small Cap strategies significantly underperformed their respective benchmarks in the second quarter as the market began to anticipate an economic recovery. The reversal in equity market performance, and the sudden change in investor sentiment, presented a challenging market environment for our investment process and we underperformed primarily due to stock selection. In the month of April alone, the S&P Citi Int'l Small Cap benchmark rebounded 13.97% with a very high dispersion of returns. The median return for the quarter was over 28%, and the top half of returns averaged in excess of 50% over the quarter, while our best active positions posted returns averaging just above 30%.

      The early cycle rally was driven by the cheapest, low quality, high beta stocks across the entire market, but particularly noted in sectors that had underperformed the market over the past several quarters - Energy, Financials, Industrials, Consumer Discretionary, and Materials. Conversely, investors virtually ignored the higher quality, lower beta sectors including Telecom, Healthcare and Consumer Staples. Driven by concerns over financial leverage and forecasted earnings contractions, our portfolios have been underweight in Energy, Materials and Financials, favoring instead healthcare, telecom and software. In such extreme market conditions, the ability to perfectly predict earnings is almost irrelevant as investors paid little heed to the fundamental value of a company relative to its share price. Clearly this is a challenge for our investment process, but one which we believe is unsustainable. The top performing stocks this quarter typically had poor trailing earnings and poor earnings expectations, poor recent price performance, and high sensitivity to the market and economic cycles.

      In terms of investment themes, the rebound in Financials weighed on our active returns overall, but our bank and insurance positions contributed positively. Within Financials, we are slightly underweight banks, favoring those with healthier balance sheets, which were not generally the banks that rallied the most across most market segments, but the mid cap segment performed better. In particular, our holdings in Sumitomo Trust and Fukuoka Financial Group contributed positively. Within the insurance industry, we favored property and casualty insurers over life insurance and remained slightly underweight overall. Real Estate Development and REITS contributed to our sector underperformance. We remain underweight real estate given their investment losses and interest coverage concerns. Not surprisingly, while we continue to see downside risk, the sharp reversal in investor sentiment proved difficult for our strategy as investors started to anticipate the impact of the stimulus packages being rolled-out by the central banks globally. For example, Segro PLC, a UK REIT, posted a return of 157% in the quarter and we remain out of the security based on poor relative earnings yield and a continued forecasted contraction in 1 Year earnings. In Japan, several REITs posted returns in excess of 300% and Sumitomo Realty, which has a large weight in the benchmark posted a 67% return, but again, we did not participate.

      Positions within the Materials sector also suffered as commodity prices began to trend upwards. We are underweight Chemicals and Rubber, Basic Minerals and Mining, along with Construction Materials, which all rebounded sharply. In particular, our absence in Sumitomo Metal and Sumitomo Electric impacted performance. Stock selection within Industrials was the biggest detractor during the quarter, specifically within Construction and Homebuilding, Metal

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Clearwater Investment Trust
August, 2009
Page 8


      Product and Machinery, and Information Services. Our overweight positions in Hitachi (Machinery) and West Japan Railway both underperformed their peers, as did our position in Havas, a French communication consulting services company.

      Stock selection within the Consumer Discretionary group was another significant detractor to overall performance, particularly in the Cars and Truck industry, Retail, and the Publishing and Broadcasting area. Underweight positions in Hyundai Mobis and Mitsubish Motor detracted as these companies rebounded, posting returns of 52% and 48% respectively. Our overweight positions with Suzuki and Yamaha Motor both underperformed their peers despite stronger forecasted earnings and valuation profiles. Stock selection within the Retail industry group was weak as investors recalibrated their expectation of economic recovery. In the second quarter investors began to move out of the more conservative retail stocks, which have more consistent and conservative earnings outlook, and into more speculative names which may benefit if and when the economy recovers. Our overweight position Sainsbury of the UK and FamilyMart of Japan, driven by stable earnings profile, suffered relative to Burberry, which remained out of the portfolio due to significant overvaluation relative to its peers.

      Earnings and earnings change guide our portfolio positioning and remain the key drivers of long-term value. Accordingly, our forecasts of earnings along those two dimensions drive our active bottom up stock selection. Our strategies have delivered more earnings per dollar invested than their benchmarks in virtually every period since inception. But over the past two years, companies' earnings and financial statements have been deeply affected by the extremely turbulent economic environment, providing new challenges as well as new insights that we have been working to incorporate into our models.

      The rapid decline in the level of reported earnings worldwide has been stark, and an unusually high proportion of this decline can be attributed to write-downs in the value of goodwill and other assets. Unlike in previous years, these negative exceptional earnings items were not one-off events, but early warning signs for companies that were likely to have additional write downs in subsequent quarters. Although the generally conservative nature of our fundamental discipline has helped us avoid many of the most troubled companies among these, particularly in the financials sector, our portfolios have not escaped unscathed. Our models have continued to identify companies with superior forward operating earnings relative to price, but our overall advantage with respect to reported earnings has been diminished recently by our portfolio's higher exposure to companies with significant earnings write-downs.

      During Q2 and continuing into Q3, we will be refining our models in ways that not only address this issue with respect to the recent period, but also enhance our models' earnings forecasting and valuation accuracy over the long run. For the Valuation Model, the refinements include using historical transactions and subsequent business segment valuations to better model the current economic value of goodwill and similar assets. For the Earnings Forecast Model, we are introducing a notion of earnings quality to more accurately identify those underperforming companies whose earnings are most likely to rebound following significant write downs, among other things. These efforts grew out of our ongoing model research activities that strive to continually improve our ability to forecast companies' fundamentals so that our portfolios will perform well across diverse market environments.

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Clearwater Investment Trust
August, 2009
Page 9


      Additional Managers:

      In May, two additional active managers were added to the Clearwater International Fund: Artisan Partners and Eagle Global Advisors. Artisan concentrates on large cap value while Eagle concentrates on large cap growth. Comments from these recently added managers will be included in future letters to unit holders.

      Clearwater Investment Trust       Clearwater Management Company
      ---------------------------       -----------------------------
      G. H. Weyerhaeuser, Jr.,          P. W. Pascoe, Chairman and Treasurer
        Chairman and Treasurer          W. T. Weyerhaeuser, V. P. and Secretary
      F. T. Weyerhaeuser                S. B. Carr, Jr.
        V. P. and Secretary             W. J. Driscoll
      L. R. Jones                       E. D. Hlavka
      C. W. Rasmussen                   C. W. Morley
      L. E. Rasmussen                   F. W. Piasecki
      J. H. Weyerhaeuser                D. C. Titcomb

Shareholder Expense Example

As a shareholder of the Funds, you incur costs, including management fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2008 to June 30, 2009.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Clearwater Funds and funds offered by other organizations. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the second section of the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of the Clearwater Funds to funds that charge transaction costs and/or sales charges or redemption fees.

                           ------------------------------------------------------------
                                                                       Expenses Paid
                                                                    During the Period*
                            Beginning Account     Ending Account       December 31,
                                  Value               Value         2008 thru June 30,
Actual                      December 31, 2008     June 30, 2009            2009
---------------------------------------------------------------------------------------
Growth Fund                     $1,000.00           $1,041.90              $1.42
---------------------------------------------------------------------------------------
Small Cap Fund                  $1,000.00           $1,095.30              $4.94
---------------------------------------------------------------------------------------
Tax-Exempt Bond Fund            $1,000.00           $1,114.80              $1.89
---------------------------------------------------------------------------------------

Hypothetical (5% return
before expenses)
---------------------------------------------------------------------------------------
Growth Fund                     $1,000.00           $1,024.79              $1.41
---------------------------------------------------------------------------------------
Small Cap Fund                  $1,000.00           $1,024.79              $4.77
---------------------------------------------------------------------------------------
Tax-Exempt Bond Fund            $1,000.00           $1,024.79              $1.81
---------------------------------------------------------------------------------------

                           ------------------------------------------------------------
                                                                       Expenses Paid
                            Beginning Account     Ending Account    During the Period*
                                  Value               Value          February 5, 2009
Actual                      February 5, 2009      June 30, 2009     thru June 30, 2009
---------------------------------------------------------------------------------------
International Fund              $1,000.00           $1,121.00              $4.24
---------------------------------------------------------------------------------------

Hypothetical (5% return
before expenses)
---------------------------------------------------------------------------------------
International Fund              $1,000.00           $1,020.00              $4.04
---------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

         Growth Fund                0.28%
         Small Cap Fund             0.95%
         Tax-Exempt Bond Fund       0.36%
         International Fund         1.00%

Quarterly Portfolio Schedule of Investments

The Funds file a complete schedule of their portfolio holdings as of the close of the first and third quarters of their fiscal years with the SEC on Form N-Q. Shareholders may request copies of Form N-Q free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to:
Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101
Attn: Clearwater Investment Trust Transfer Agent. These filings are also available on the SEC's Internet site at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information about the public reference room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

The funds have established Proxy Voting Policies and Procedure ("Policies") that the funds use to determine how to vote proxies relating to portfolio securities. They also report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request copies of the Policies or Form N-PX free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Transfer Agent. Form N-PX is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

                           CLEARWATER INVESTMENT TRUST
                       Statement of Assets and Liabilities
                            June 30, 2009 (unaudited)

                                                         Growth            Small Cap         Tax-Exempt        International
                         Assets                           Fund               Fund             Bond Fund             Fund
                                                      -------------      -------------      -------------      -------------
Investments in securities, at market value
    (identified cost: $205,587,492 Growth Fund;
    $162,022,728 Small Cap Fund; $499,584,204
    Tax-Exempt Bond Fund; $172,767,623
    International Fund)                               $ 227,813,322        159,436,754        457,788,103        199,446,483
Cash and cash equivalents                                        --                 --             68,813          7,718,841
Foreign currencies, at value (cost: $467,527)                    --                 --                 --            466,572
Receivable for securities sold                                   --            772,062            739,956            316,321
Receivable for shares of beneficial interest sold           103,000                 --                 --            651,000
Accrued dividend and interest receivable, less
    the allowance for uncollectible interest
    of $612,987 (Tax-Exempt Bond Fund)                      306,112            127,117          6,458,791            391,333
Foreign tax reclaimable receivable                               --                 --                 --            148,984
Unrealized appreciation on forward foreign
    currency exchange contracts                                  --                 --                 --                300
                                                      -------------      -------------      -------------      -------------
                 Total assets                           228,222,434        160,335,933        465,055,663        209,139,834
                                                      -------------      -------------      -------------      -------------
                      Liabilities
Payables for investment securities purchased                     --          1,845,996          4,669,006          3,222,878
Payables for fund shares redeemed                                --            757,748          1,298,332                 --
Dividend Distribution Payable                                    --                 --                 --                 --
Accrued investment advisory fee                             153,840            347,214            401,638            401,546
Unrealized depreciation on forward foreign
    currency exchange contracts                                  --                 --                 --              5,768
Unrealized depreciation on spot contracts                        --                 --                 --              2,886
                                                      -------------      -------------      -------------      -------------
                 Total liabilities                          153,840          2,950,958          6,368,976          3,633,078
                                                      -------------      -------------      -------------      -------------
                 Net assets                           $ 228,068,594        157,384,975        458,686,687        205,506,756
                                                      =============      =============      =============      =============
                        Capital
Capital stock and additional paid-in capital
    (authorized unlimited number of shares at no
    par value for each Fund: outstanding
    11,769,582; 13,832,261; 52,288,702; and
    18,325,906 shares, respectively)                  $ 219,772,570        216,288,461        506,993,295        174,799,172
Undistributed net investment income (loss)                2,371,745            (20,939)           (28,643)         1,917,554
Accumulated net realized gain (loss)                    (16,301,551)       (56,296,573)        (6,481,887)         2,100,254
Unrealized appreciation (depreciation)
    of investments                                       22,225,830         (2,585,974)       (41,796,101)        26,689,776
                                                      -------------      -------------      -------------      -------------
                 Net assets                           $ 228,068,594        157,384,975        458,686,664        205,506,756
                                                      =============      =============      =============      =============
Net asset value per share of outstanding
    capital stock                                     $       19.38              11.38               8.77              11.21
                                                      =============      =============      =============      =============

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST
                             Statement of Operations
               for the six months ended June 30, 2009 (unaudited)

                                                             Growth           Small Cap        Tax-Exempt      International
                                                              Fund              Fund            Bond Fund          Fund*
                                                          ------------      ------------      ------------     -------------
Investment income:
    Income:
        Dividends (net of foreign taxes withheld
           of $555, $527, $0, and $295,603
           respectively)                                  $  2,601,015           571,245           919,353         2,348,115
        Interest                                                 6,046            27,311        11,883,910            17,045
                                                          ------------      ------------      ------------      ------------
                 Total income                                2,607,061           598,556        12,803,263         2,365,160
    Expenses:
        Federal excise taxes                                        --                --                61                 0
        Investment advisory fee                                461,890           897,706         1,278,589           447,606
        Voluntary fee reduction                               (174,492)         (265,987)         (511,435)                0
                                                          ------------      ------------      ------------      ------------
                 Total expenses                                287,398           631,719           767,215           447,606
                                                          ------------      ------------      ------------      ------------
                 Net investment income                       2,319,663           (33,163)       12,036,048         1,917,554
                                                          ------------      ------------      ------------      ------------
Realized and unrealized gain (loss) on investments:
    Net realized gain (loss) on security transactions       (6,787,557)      (23,155,862)       (1,487,228)        1,785,310
    Net realized gain (loss) on foreign currency
        transactions                                                --                --                --           314,944
    Unrealized appreciation (depreciation)
        during the period                                   15,290,064        37,945,009        34,223,044        26,678,860
    Unrealized appreciation (depreciation)
        on forward foreign currency exchange
        contracts during the period                                 --                --                --            (5,468)
    Unrealized appreciation (depreciation) on
        translation of other assets and liabilities
        denominated in foreign currencies during
        the period                                                  --                --                --            16,384
                                                          ------------      ------------      ------------      ------------
                 Net gain (loss) on investments              8,502,507        14,789,147        32,735,816        28,790,030
                                                          ------------      ------------      ------------      ------------
                 Net increase (decrease) in net
                    assets from operations                $ 10,822,170        14,755,984        44,771,864        30,707,584
                                                          ============      ============      ============      ============

* Period from February 5, 2009 (commencement of operations) to June 30, 2009.

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST
                       Statements of Changes in Net Assets
               for the six months ended June 30, 2009 (unaudited)
                      and the year ended December 31, 2008

                                                                            Growth Fund                      Small Cap Fund
                                                                   ------------------------------    ------------------------------
                                                                     6/30/2009        12/31/2008       6/30/2009        12/31/2008
                                                                   -------------    -------------    -------------    -------------
Operations:
  Net investment income (loss)                                     $   2,319,663        5,402,700          (33,163)         632,123
  Net realized gain (loss) on investments                             (6,787,557)      (3,244,756)     (23,155,862)     (33,071,302)
  Unrealized appreciation (depreciation) during the period            15,290,064     (129,750,015)      37,945,009      (50,669,506)
                                                                   -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets from operations           10,822,170     (127,592,071)      14,755,984      (83,108,685)
                                                                   -------------    -------------    -------------    -------------
Distributions to shareholders from:
  Net investment income                                                       --       (5,407,889)              --         (619,899)
  Net realized gain on investments                                            --               --               --               --
                                                                   -------------    -------------    -------------    -------------
      Total distributions to shareholders                                     --       (5,407,889)              --         (619,899)
                                                                   -------------    -------------    -------------    -------------
Capital share transactions:
  Proceeds from shares sold                                           40,536,365       44,225,789       46,577,955       70,802,034
  Reinvestment of distributions from net investment
    income and gain                                                           --        5,407,889               --          619,899
  Payments for shares redeemed                                       (20,552,817)     (50,362,010)     (24,795,089)    (113,834,226)
                                                                   -------------    -------------    -------------    -------------
  Increase (decrease) in net assets from capital
    shares transactions                                               19,983,548         (728,332)      21,782,866      (42,412,292)
                                                                   -------------    -------------    -------------    -------------
      Total increase (decrease) in net assets                         30,805,718     (133,728,292)      36,538,850     (126,140,876)
Net assets:
  At the beginning of the period                                     197,262,876      330,991,168      120,846,125      246,987,001
                                                                   -------------    -------------    -------------    -------------
  At the end of the period                                         $ 228,068,594      197,262,876      157,384,975      120,846,125
                                                                   =============    =============    =============    =============
  Undistributed net investment income (loss)                       $   2,371,745           52,082          (20,939)          12,224
                                                                   =============    =============    =============    =============

                                                                                                     International
                                                                        Tax-Exempt Bond Fund              Fund
                                                                   ------------------------------    -------------
                                                                     6/30/2009        12/31/2008       6/30/2009*
                                                                   -------------    -------------    -------------
Operations:
  Net investment income (loss)                                     $  12,036,048       18,391,619        1,917,554
  Net realized gain (loss) on investments                             (1,487,228)      (3,472,572)       2,100,254
  Unrealized appreciation (depreciation) during the period            34,223,044      (64,059,902)      26,689,776
                                                                   -------------    -------------    -------------
      Net increase (decrease) in net assets from operations           44,771,864      (49,140,855)      30,707,584
                                                                   -------------    -------------    -------------
Distributions to shareholders from:
  Net investment income                                              (12,089,181)     (18,367,129)              --
  Net realized gain on investments                                            --               --               --
                                                                   -------------    -------------    -------------
      Total distributions to shareholders                            (12,089,181)     (18,367,129)              --
                                                                   -------------    -------------    -------------
Capital share transactions:
  Proceeds from shares sold                                           59,214,450      171,622,315      197,928,072
  Reinvestment of distributions from net investment
    income and gain                                                   12,089,181       18,367,120               --
  Payments for shares redeemed                                       (16,147,623)     (89,028,497)     (23,128,900)
                                                                   -------------    -------------    -------------
  Increase (decrease) in net assets from capital
    shares transactions                                               55,156,008      100,960,938      174,799,172
                                                                   -------------    -------------    -------------
      Total increase (decrease) in net assets                         87,838,691       33,452,954      205,506,756
Net assets:
  At the beginning of the period                                     370,847,973      337,395,019               --
                                                                   -------------    -------------    -------------
  At the end of the period                                         $ 458,686,664      370,847,973      205,506,756
                                                                   =============    =============    =============
  Undistributed net investment income (loss)                       $     (28,643)          24,490        1,917,554
                                                                   =============    =============    =============

* Period from February 5, 2009 (commencement of operations) to June 30, 2009.

                           CLEARWATER INVESTMENT TRUST
                    Notes to Financial Statements (unaudited)
                                  June 30, 2009

(1)   Organization

      Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open end management investment company and presently includes four series of funds:
      Clearwater Growth Fund, Clearwater Small Cap Fund, Clearwater Tax-Exempt Bond Fund, and Clearwater International Fund (the Funds). The Trust's declaration of trust permits the Board of Trustees to create additional funds in the future. The investment objective of the Clearwater Growth, Small Cap, and International Funds is long term capital growth. The investment objective of the Clearwater Tax-Exempt Bond Fund is high current income that is exempt from federal income tax, consistent with preservation of capital. The Clearwater International Fund commenced operations on February 5, 2009.

      The Clearwater Growth Fund is passively managed to track but not replicate the Russell 1000 Index (the Index), an unmanaged, capitalization weighted index of the largest 1000 public companies in the United States. The Fund is managed so that its holdings match the holdings of the Index as closely as possible while attempting to minimize the realization of taxable gains. This means that the Fund will not buy and sell securities to match changes in the composition of securities in the Index. Instead, the Fund's portfolio is adjusted periodically to reflect the holdings and weightings of the Index, but only after consideration of the Fund's policy to minimize realization of taxable gains.

      The Clearwater Small Cap Fund invests primarily in equity securities of issuers with market capitalizations, at the time of investment, no greater than the range of capitalizations of the companies included in the Russell 2000 Index, an unmanaged, capitalization weighted index of the largest 3000 public companies in the United States less the largest 1000 tracked by the Russell 1000 Index.

      The Clearwater Tax-Exempt Bond Fund invests at least 80% of its assets in municipal securities, which are debt obligations issued by or for the U.S. states, territories and possessions, and the District of Columbia. The interest on these securities is generally exempt from regular federal income tax and may also be exempt from federal alternative minimum tax. However, the Fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax.

      The Clearwater International Fund, using a "multi-style, multi-manager" approach, allocates portions of its assets among subadvisors who employ distinct investment styles. The Fund currently has four subadvisers, Parametric Portfolio Associates (Parametric), AXA Rosenberg Investment
      Management LLC (AXA Rosenberg), Artisan Partners Limited Partnership (Artisan Partners), and Eagle Global Advisors, LLC (Eagle). The Fund, passively managed by its four subadvisors, invests at least 80% of the value of its net assets in equity securities that are generally issued by companies domiciled outside of the Unites States or that derive more than half of their revenues or pre-tax income from activities occurring outside of the United States. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not currently intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers.

      In managing its portion of the Fund's assets, Parametric will track but not replicate the MSCI World Ex USA Index (the MSCI Index), an unmanaged free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the following twenty-two developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,


                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
                    Notes to Financial Statements (unaudited)
                                  June 30, 2009

      Switzerland, and the United Kingdom. Parametric will manage the Fund's holdings to match the holdings of the MSCI Index as closely as possible without requiring the Fund to realize taxable gains. This means that the Fund is not required to buy and sell securities to match changes in the composition of securities in the MSCI Index. Instead, Parametric will adjust the Fund's portfolio periodically to reflect the holdings and weightings of the MSCI Index but only after consideration of the Fund's policy to minimize realization of taxable gains.

      AXA Rosenberg will manage its portion of the Fund's assets favoring stocks that appear attractive from the perspective of the Valuation and Earnings Forecast Models. AXA Rosenberg seeks to construct a portfolio that is similar to the S&P/Citigroup Global ex-U.S. Broad Market Index $2-$10 billion Cap Range benchmark with respect to characteristics such as
      country  weights,   market  capitalization,   weightings  and  other  risk
      exposures.

      The portion of the Fund's assets allocated to Artisan Partners will be invested in a diversified portfolio of non-U.S. stocks that are believed to be undervalued and benchmarked against the MSCI EAFE Index and the MSCI EAFE Value Index. The MSCI EAFE Index is an unmanaged, free float-adjusted market capitalization index designed to measure the equity market performance of developed markets other than the United States and Canada. It tracks all the same countries as the MSCI World Ex USA Index does, with the exception of Canada. The MSCI EAFE Value Index is a subset of the MSCI EAFE Index, consisting of the securities classified by Morgan Stanley Capital International, Inc. as representing the value style and represents approximately half of the free-float adjusted market capitalization of the MSCI EAFE Index.

      Eagle will manage its portion of the Fund's assets favoring securities of companies with capitalizations of at least $2 billion and will track its performance against the MSCI EAFE Index.

(2)   Summary of Significant Accounting Policies

      The significant accounting policies followed by the Funds are as follows:

      (a)   Investments in Securities

            Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Foreign security values are stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board.

            Security transactions are accounted for on the trade date which is the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date or, for foreign securities, as soon as the information is


                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
                    Notes to Financial Statements (unaudited)
                                  June 30, 2009

            available. Interest income, including amortization of original issue discount and premium, is accrued daily.

      (b)   Foreign Currency Translations

            The International Fund may invest in securities which are purchased and sold in foreign currencies as a principal investment strategy. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The value of the International Fund's assets as measured in U.S. dollars therefore may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gain (loss) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations. The International Fund also will incur costs in converting U.S. dollars to local currencies, and vice versa. The International Fund therefore may enter into foreign currency transactions as a principal investment strategy.

            Risks may arise upon investing in foreign securities including, but not limited to, political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income tax and possible delays in the settlement of foreign stock exchange transactions. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

      (c)   Forward Foreign Currency Exchange Contracts

            The International Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or the portfolio position. The objective of the International Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. Forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The International Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency.

            Risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of the issuer of the contracts to default on its obligations under the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in net realized gain
            (loss) on foreign currency transactions and unrealized gains or losses in unrealized appreciation (depreciation) on forward


                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
                    Notes to Financial Statements (unaudited)
                                  June 30, 2009

            foreign currency exchange contracts. Further information on how these positions impact the financial statements can be found in Note 7.

      (d)   Spot Contacts

            The International Fund may enter into spot contracts in order to buy or sell a certain amount of foreign currency at the current market rate, with settlement occurring in two business days. The International Fund may enter into spot contracts in order to make payments, or to receive payments, based on trading activity in a foreign currency. A spot contract allows the International Fund to buy or sell foreign currency on the day it chooses to deal.

            Risks may arise upon entering into spot contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar in a short period of time.

      (e)   Cash and Cash Equivalents

            For the International Fund, cash and cash equivalents include cash and short-term deposits maintained in foreign currencies.

      (f)   Recoverable Taxes

            The balance disclosed as foreign tax reclaimable receivable represents net amounts withheld by foreign governments on dividend income earned in the respective countries subject to reclamation. All reclaims are paid directly to the International Fund.

      (g)   Federal Taxes

            The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar-year basis, the Funds intend to distribute substantially all of their net investment income and realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.


                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
                    Notes to Financial Statements (unaudited)
                                  June 30, 2009

            Financial Accounting  Standards Board (FASB)  Interpretation 48 (FIN
            48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. Management has yet to file a federal tax return for the International Fund as operations commenced on February 5, 2009. Therefore, management has not yet analyzed the International Fund's tax position; however, the International Fund anticipates concluding that no provision for income tax will be required in the International Fund's financial statements for December 31, 2009. Management has analyzed the other three funds' tax positions taken on federal tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and Minnesota state income and federal excise tax returns for the 2005, 2006 and 2007 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue.

            Net investment income and net realized gains (losses) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. The International Fund has yet to make an annual distribution; however, the International Fund intends to make its annual distribution to shareholders before its fiscal year end, December 31, 2009.

            The International Fund is excluded from disclosing federal tax and distribution information until such time when the federal tax return is filed and the annual distribution is declared and paid. The tax character of distributions paid by the other funds during the years ended December 31, 2008 and 2007 was as follows:

                                                Tax-exempt                 Ordinary income
                                       --------------------------    -------------------------
                                           2008           2007           2008          2007
                                       -----------    -----------    -----------   -----------
            Growth Fund                $        --             --      5,407,889     5,154,945
            Small Cap Fund                      --             --        619,899     6,487,523
            Tax-Exempt Bond Fund        18,268,358     14,887,748         98,771        32,566

                                               Long-term
                                              capital gain               Return of Capital
                                       --------------------------    -------------------------
                                           2008           2007           2008          2007
                                       -----------    -----------    -----------   -----------
            Growth Fund                $        --             --             --        76,840
            Small Cap Fund                      --     29,070,454             --            --
            Tax-Exempt Bond Fund                                              --            --


                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
                    Notes to Financial Statements (unaudited)
                                  June 30, 2009

            As of June 30, 2009, the components of distributable earnings on a tax basis were as follows:

                                                                           Small Cap        Tax-Exempt       International
                                                        Growth Fund          Fund            Bond Fund            Fund
                                                       ------------      ------------      ------------      -------------
            Undistributed ordinary income              $  2,371,745           (20,939)               --         1,917,554
            Undistributed capital gain                           --                --                --         2,100,254
            Accumulated capital losses                  (16,023,129)      (56,296,573)       (6,481,887)               --
            Unrealized appreciation (depreciation)       21,947,408        (2,585,974)      (41,796,078)       26,689,776
                                                       ------------      ------------      ------------      ------------
                                  Total                $  8,296,024       (58,903,486)      (48,277,965)       30,707,584
                                                       ============      ============      ============      ============

            On the statements of assets and liabilities, due to permanent book-to-tax differences, the following adjustments have been made:

                                                                           Small Cap        Tax-Exempt       International
                                                        Growth Fund          Fund            Bond Fund            Fund
                                                       ------------      ------------      ------------      ------------
            Undistributed net income                   $         --      $         --      $         --      $         --
            Accumulated net realized gains                       --                --                --                --
            Additional paid-in capital                           --                --                --                --

      (h)   Distributions to Shareholders

            Distributions to shareholders from net investment income, if any, are declared annually for the Growth, Small Cap, and International Funds and declared daily, payable monthly, for the Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares.

      (i)   Use of Estimates

            The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)   Fair Value Measurements

      The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Funds' assets and liabilities. Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. SFAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds' investments, as described in note 2(a) above. These inputs are summarized in the three broad levels listed below.


                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
                    Notes to Financial Statements (unaudited)
                                  June 30, 2009

            o Level 1 - quoted prices in active markets for identical securities.

            o Level 2 - other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

            o Level 3 - significant unobservable inputs including the Funds' own assumptions in determining fair value of investments.

      Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Funds use independent pricing services approved by the Board of Trustees to value their estimates.

      When prices are not readily available, or are determined not to reflect fair value, the Funds may value these securities at fair value as determined in accordance with the procedures approved by the Funds' Board of Trustees.

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the Funds' assets that are measured at fair value at June 30, 2009:

                                       Investments in Securities at Value
                                           Growth           Small Cap
                                           Fund (a)         Fund (a)
                                         ------------      -----------
                   Level 1               $227,383,543      151,677,136
                   Level 2                    429,779        7,759,617
                   Level 3                         --               --
                                         ------------      -----------
                       Total             $227,813,322      159,436,754
                                         ============      ===========

      (a) For these funds, 100% of the investment value is compromised of equity and fixed income securities. See the respective Fund's Schedule of Investments for industry classification. Level 2 securities are primarily cash equivalents and fixed income.


                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
                    Notes to Financial Statements (unaudited)
                                  June 30, 2009

               Clearwater Tax-Exempt Bond Fund (b)             Level 1         Level 2          Level 3         Total
                                                                                Other
                                                                             Significant      Significant
                                                               Quoted         Observable     Unobservable
                                                               Prices           Inputs          Inputs
               Assets
                   Cash Equivalents
                       STIF- Type Instrument                 $        --      10,261,326              --      10,261,326
                   Total Cash Equivalents                     10,261,326      10,261,326
                   Equities
                       Common Stock                            6,880,296              --              --       6,880,296
                       Mutual Funds                           18,833,378              --              --      18,833,378
                       Real Estate Investment Trust              242,374              --              --         242,374
                       Shares of Beneficial Interest           2,220,838              --              --       2,220,838
                   Total Equities                             28,176,886              --              --      28,176,886
                   Fixed Income
                       Coporate Bonds                                 --         445,330              --         445,330
                       Municipals                                     --     418,580,525              --     418,580,525
                       Other Asset Backed                             --         324,036              --         324,036
                   Total Fixed Income                                 --     419,349,891              --     419,349,891
                                                             -----------     -----------     -----------     -----------
               Total Assets                                  $28,176,886     429,611,217              --     457,788,103
                                                             ===========     ===========     ===========     ===========

      (b) For this fund, 100% of the investment value is compromised of equity and fixed income securities. See the Fund's Schedule of Investments for geographical classification. Level 2 securities are primarily cash equivalents and fixed income.


                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
                    Notes to Financial Statements (unaudited)
                                  June 30, 2009

            Clearwater International Fund (c)            Level 1          Level 2            Level 3            Total
                                                                           Other
                                                                        Significant       Significant
                                                          Quoted         Observable       Unobservable
                                                          Prices           Inputs            Inputs
            Assets
                  Common Stock
                      Consumer Discretionary           $ 1,852,421        21,131,260                --        22,983,681
                      Consumer Staple                    1,949,539        19,625,789                --        21,575,328
                      Energy                             3,780,144        12,934,583                --        16,714,727
                      Financials                         5,164,969        41,759,712                --        46,924,681
                      Health Care                        1,499,796        14,614,578                --        16,114,374
                      Industrials                          942,351        22,101,127                --        23,043,478
                      Information Technology             1,808,463        11,175,092                --        12,983,555
                      Materials                          3,504,466        14,723,994                --        18,228,460
                      Telecommunication Services         1,156,534         8,907,629                --        10,064,163
                      Utilities                            200,097         9,671,796                --         9,871,893
                                                       -----------       -----------       -----------
                  Total Common Stock                    21,858,780       176,645,560                --       198,504,340
                                                       -----------       -----------       -----------
                  Preferred Stocks
                      Consumer Discretionary                    --           180,310                --           180,310
                      Consumer Staples                          --            73,738                --            73,738
                      Energy                               343,608                --                --           343,608
                      Health Care                               --            60,199                --            60,199
                      Materials                            135,080                --                --           135,080
                      Utilities                                 --            57,371                --            57,371
                                                       -----------       -----------       -----------
                  Total Preferred Stock                    478,688           371,618                --           850,306
                                                       -----------       -----------       -----------
                  Rights
                      Consumer Staples                          --                --               141
                      Industrials                               --               936                --             1,077
                      Materials                                 --            89,983                --            89,983
                                                       -----------       -----------       -----------
                  Total Rights                                  --            90,919               141            91,060
                                                       -----------       -----------       -----------
                  Warrants
                      Financials                                --               777                --               777
                                                       -----------       -----------       -----------
                  Total Warrants                                --               777                --               777
                                                       -----------       -----------------------------------------------
            Total Assets                               $22,337,468       177,108,874               141       199,446,483
                                                       ===========       =================================== ===========

      (c) For this fund, 100% of the investment value is compromised of equity securities. See the Fund's Schedule of Investments for geographical classification. Level 2 securities are primarily foreign securities where the closing price has been adjusted by application of a systematic process for events occurring after the close of the foreign exchange.


                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
                    Notes to Financial Statements (unaudited)
                                  June 30, 2009

                               Other Financial
                               Instruments (d)
                                International
                                    Fund
                                ------------
      Level 1                   $        --
      Level 2                        (5,468)
      Level 3                            --
                                -----------
             Total              $    (5,468)
                                ===========

      (d) Other financial instruments include forward foreign currency exchange contracts.

      The following is a reconciliation of investments for the Clearwater International Fund in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                               Investments in
                                                                Securities at
                                                                    Value
                                                               --------------
      Balance as of 2/5/09                                       $        --
      Realized gain (loss)                                                --
      Change in unrealized appreciation (depreciation)                   141
      Net Purchases (Sales)                                               --
      Transfers in and/or out of Level 3                                  --
                                                                 -----------
      Balance as of 6/30/09                                      $       141
                                                                 ===========

(4)   Investment Security Transactions

      Cost of purchases and proceeds from sales of securities, other than temporary investments in short term securities, for the six months ended June 30, 2009, were as follows:

                                                     Purchases        Sales
                                                   ------------   ------------
      Growth Fund                                  $ 43,389,566    20,176,588
      Small Cap Fund                                 85,954,736    65,561,554
      Tax-Exempt Bond Fund                           91,432,544    43,029,100
      International Fund                            204,066,154    33,083,841


                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
                    Notes to Financial Statements (unaudited)
                                  June 30, 2009

(5)   Capital Share Transactions

      Transactions in shares of each fund for the six months ended June 30, 2009 and year ended December 31, 2008 were as follows:

                                                                   Growth Fund                         Small Cap Fund
                                                         ------------------------------        ------------------------------
                                                             2009               2008               2009               2008
                                                         -----------        -----------        -----------        -----------
      Sold                                               $ 2,292,635          1,825,122          4,593,408          5,527,593
      Issued for reinvested distributions                         --            290,747                 --             59,663
      Redeemed                                            (1,127,205)        (2,338,433)        (2,394,245)        (8,764,097)
                                                         -----------        -----------        -----------        -----------
                       Increase                          $ 1,165,430           (222,564)         2,199,163         (3,176,841)
                                                         ===========        ===========        ===========        ===========

                                                                                             International
                                                              Tax-Exempt Bond Fund                Fund
                                                         ------------------------------      -------------
                                                             2009               2008               2009
                                                         -----------        -----------        -----------
      Sold                                               $ 6,926,581         19,251,653         20,332,063
      Issued for reinvested distributions                  1,402,291          2,036,379                 --
      Redeemed                                            (1,875,184)       (10,437,584)        (2,006,157)
                                                         -----------        -----------        -----------
                       Increase                          $ 6,453,688         10,850,448         18,325,906
                                                         ===========        ===========        ===========

(6)   Capital Loss Carry Over

      For federal  income tax  purposes,  the Growth Fund,  Small Cap Fund,  and
      Tax-Exempt Bond Fund have capital loss carryovers of $9,227,824, $33,061,736 and $4,994,659, respectively, at December 31, 2008, which, if not offset by subsequent capital gains, will expire as follows:

                                                                              Small Cap        Tax-Exempt
                                                           Growth Fund          Fund           Bond Fund
                                                           ------------     ------------      -----------
      Year of expiration:
        2010                                               $  5,878,353               --               --
        2012                                                         --               --               --
        2013                                                    183,070               --          508,252
        2014                                                         --               --               --
        2015                                                         --               --        1,013,836
        2016                                                  3,166,401       33,061,735        3,472,571
                                                           ------------     ------------      -----------
                 Total                                     $  9,227,824       33,061,735        4,994,659
                                                           ============     ============      ===========


                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
                    Notes to Financial Statements (unaudited)
                                  June 30, 2009


(7)   Expenses and Related-Party Transactions

      The Trust has a contract for investment advisory services with Clearwater Management Company (CMC), a management firm of which the Trust's President and Treasurer is a shareholder. Under terms of an agreement, Clearwater Growth Fund, Clearwater Small Cap Fund, Clearwater Tax-Exempt Bond Fund and Clearwater International Fund pay a fee equal to an annual rate of 0.45%, 1.35%, 0.60% and 1.00% of average net assets, respectively. CMC is responsible for the payment or reimbursement of all the Funds' expenses, except brokerage, taxes, interest, and extraordinary expenses. At this time, CMC has not made a voluntary fee reduction to the annual rate of fees paid by the Clearwater International Fund. The annual rate of fees paid by the Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax-Exempt Bond Fund have been voluntarily reduced by CMC over time as follows: On July 1, 2002 CMC voluntarily reduced the fees paid by the funds to 0.39%, 1.33%, and 0.56%, respectively. Effective April 1, 2004 CMC made an additional voluntary fee reduction to 0.37%, 1.20%, and 0.50%, respectively. Effective April 1, 2005 CMC voluntarily reduced the fees paid by the funds to 0.35%, 1.12%, and 0.47%, respectively. Effective April 1, 2006 CMC voluntarily reduced the fees paid by the funds to 0.30%, 1.00%, and 0.41%, respectively. Effective April 1, 2007 CMC voluntarily reduced the fees paid by the funds to 0.28%, 0.97%, and 0.37%, respectively. Effective July 1, 2008 CMC voluntarily reduced the fees paid by the Clearwater Small Cap Fund and Clearwater Tax-Exempt Bond Fund funds to 0.95% and 0.36%, respectively. These voluntary fee reductions may be discontinued at any time.

      In addition to fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in any of the reported expense ratios.

      CMC has entered into sub advisory contracts with independent investment advisory firms for each fund to provide daily investment management services. The sub advisory fee for the Clearwater Growth Fund, payable to Parametric Portfolio Associates, is equal to an annual rate of 0.15% of net assets. The subadvisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, Inc., is equal to an annual rate of 0.85% of the first $50 million in net assets it manages and then decreasing to 0.80% of net assets in excess of $50 million. The subadvisory fee for the Clearwater Small Cap Fund, payable to Keeley Asset Management, is equal to an annual rate of 1.00% of the first $2 million in net assets it manages, decreasing to 0.85% on the next $8 million in net assets, and further decreasing to 0.70% of net assets in excess of $10 million. The subadvisory fee for the Clearwater Tax-Exempt Bond Fund, payable to Sit Fixed Income Advisers II, LLC, is equal to an annual rate of 0.40% on the first $20 million in net assets and then decreasing in reduced percentages to 0.20% of net assets in excess of $75 million. The sub advisory fee for the Clearwater International Fund, payable to Parametric Portfolio Associates, is equal to an annual rate of 0.15% of net assets. The sub advisory fee for the Clearwater International Fund, payable to AXA Rosenberg, is equal to an annual rate of 0.85% on the first $50 million in net asses it manages, decreasing to 0.75% on the next $50 million in net assets, and further decreasing to 0.65% of net assets in excess of $100 million. The sub advisory fee for the Clearwater International Fund, payable to Artisan Partners, is equal to an annual rate of 0.80% on the first $50 million in net assets it manages, decreasing to 0.60% on the next $50 million in net assets, and further decreasing to 0.50% of net assets in excess of $100 million. The sub advisory fee for the Clearwater International Fund, payable to Eagle, is equal to an annual rate of 0.60% on the first $100 million in net assets it manages and then decreasing to 0.50% of net assets in excess of $100 million.


                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
                    Notes to Financial Statements (unaudited)
                                  June 30, 2009

(8)   Financial Highlights

      Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years and selected information for each year is as follows:

                                                                                 Year ended December 31,
                                              June 30,      --------------------------------------------------------------------
                Growth Fund                     2009          2008           2007           2006           2005           2004
      -----------------------------------     --------      --------       --------       --------       --------       --------
      Net asset value, beginning of year      $  18.60         30.57          29.47          26.03          24.93          22.66
      Income from investment operations:
          Net investment income                   0.06          0.51           0.48           0.40           0.37           0.38
          Net realized and unrealized
              gain (loss)                         0.72        (11.96)          1.10           3.44           1.10           2.24
                                              --------      --------       --------       --------       --------       --------
                    Total from investment
                        operations                0.78        (11.45)          1.58           3.84           1.47           2.62
                                              --------      --------       --------       --------       --------       --------
      Less distributions:
          Dividends from net investment
              income                                --         (0.52)         (0.48)         (0.40)         (0.37)         (0.35)
          Distributions from net realized
              gains                                 --            --             --             --             --             --
                                              --------      --------       --------       --------       --------       --------
                    Total distributions             --         (0.52)         (0.48)         (0.40)         (0.37)         (0.35)
                                              --------      --------       --------       --------       --------       --------
      Net asset value, end of year            $  19.38         18.60          30.57          29.47          26.03          24.93
                                              ========      ========       ========       ========       ========       ========
      Total return (a)                             0.2%        (37.5)%          5.4%          14.8%           5.9%          11.5%
      Net assets, end of year
          (000s omitted)                      $228,069       197,263        330,991        291,513        229,371        202,580
      Ratio of expenses to average
          net assets (b)(c)(d)                    0.28%         0.28%          0.28%          0.31%          0.36%          0.37%
      Ratio of net investment income
          to average net assets (b)(d)            2.26%         1.92%          1.61%          1.56%          1.52%          1.62%
      Portfolio turnover rate (excluding
          short-term securities) (d)             19.68%        14.71%         17.99%          5.24%          5.80%          1.52%

      (a) Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value.

      (b) Total fund expenses are contractually limited to 0.45% of average daily net assets. However, during the period ended June 30, 2009 and the years ended December 31, 2008, 2007, 2006, 2005, and 2004, the investment advisor voluntarily reduced management fees otherwise payable by the Funds. Had the Funds incurred these expenses, the ratio of expenses to average daily net assets on an annualized basis would have been 0.45% for the six months ended June 30, 2009 and 0.45%, 0.45%, 0.45%, 0.45%, and 0.45%, for the years ended December
            31, 2008, 2007, 2006, 2005, and 2004, respectively The ratio of net investment income to average daily net assets on an annualized basis


                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
                    Notes to Financial Statements (unaudited)
                                  June 30, 2009

            would have been 2.09% for the six months ended June 30, 2009 and 1.75%, 1.44%, 1.42%, 1.43%, and 1.54%, for the years ended December
            31, 2008, 2007, 2006, 2005, and 2004, respectively.

      (c) In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.

      (d)   Annualized for periods less than one year.


                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
                    Notes to Financial Statements (unaudited)
                                  June 30, 2009

                                                                            Year ended December 31,
                                          June 30,       --------------------------------------------------------------------
          Small Cap Fund                    2009           2008            2007          2006           2005           2004
-----------------------------------       --------       --------       --------       --------       --------       --------
Net asset value, beginning of year        $  10.39          16.68          18.71          18.09          19.14          18.35
Income from investment operations:
  Net investment income (loss)                  --           0.05             --          (0.04)         (0.04)         (0.09)
  Net realized and unrealized
    gains (losses)                            0.99          (6.29)          0.58           3.13           1.81           3.92
                                          --------       --------       --------       --------       --------       --------
        Total from investment
            operations                        0.99          (6.24)          0.58           3.09           1.77           3.83
                                          --------       --------       --------       --------       --------       --------
Less distributions:
  Distributions from net
    investment income                           --          (0.05)            --             --             --             --
  Distributions from net
    realized gains                              --             --          (2.61)         (2.47)         (2.82)         (3.04)
                                          --------       --------       --------       --------       --------       --------
        Total distributions                     --          (0.05)         (2.61)         (2.47)         (2.82)         (3.04)
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of year              $  11.38          10.39          16.68          18.71          18.09          19.14
                                          ========       ========       ========       ========       ========       ========
Total return (a)                               1.6%         (37.4)%          3.1%          17.1%           9.2%          20.9%
Net assets, end of year
  (000s omitted)                          $157,385        120,846        246,987        253,846        203,351        213,273
Ratio of expenses to average
  net assets (b)(c)(d)                        0.95%          0.95%          0.98%          1.03%          1.14%          1.24%
Ratio of net investment income
  (loss) to average net assets (b)(d)        (0.05)%         0.32%           --%          (0.23)%        (0.19)%        (0.45)%
Portfolio turnover rate (excluding
  short-term securities) (d)                102.27%        117.12%        115.19%         69.57%         73.65%         83.25%

      (a) Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value.

      (b) Total fund expenses are contractually limited to 1.35% of average daily net assets. However, during the period ended June 30, 2009 and the years ended December 31, 2008, 2007, 2006, 2005, and 2004, the investment advisor voluntarily reduced management fees otherwise payable by the Funds. Had the Funds incurred these expenses, the ratio of expenses to average daily net assets on an annualized basis would have been 1.35% for the six months ended June 30, 2009 and 1.35%, 1.35%, 1.35%, 1.35%, and 1.35%, for the years ended December
            31, 2008, 2007, 2006, 2005, and 2004, respectively. The ratio of net investment income (loss) to average daily net assets on an annualized basis would have been (0.45)%, for the six months ended June 30, 2009 and (0.37)%, (0.55)%, (0.40)%, (0.56)%, and (0.14)%,
            for the years ended December 31, 2008,  2007,  2006, 2005, and 2004, respectively.

      (c) In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

      (d)   Annualized for periods less than one year.


                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
                    Notes to Financial Statements (unaudited)
                                  June 30, 2009

                                                                                 Year ended December 31,
            Tax-Exempt                        June 30,       --------------------------------------------------------------------
            Bond Fund                           2009           2008           2007           2006           2005            2004
-----------------------------------           --------       --------       --------       --------       --------       --------
Net asset value, beginning of year            $   8.09           9.64          10.06          10.00          10.03          10.12
Income from investment operations:
  Net investment income                           0.24           0.46           0.46           0.43           0.48           0.50
  Net realized and unrealized gains               0.68          (1.55)         (0.42)          0.06          (0.03)         (0.10)
                                              --------       --------       --------       --------       --------       --------
           Total from investment
              operations                          0.92          (1.09)          0.04           0.49           0.45           0.40
                                              --------       --------       --------       --------       --------       --------
Less distributions:
  Distributions from net
    investment income                            (0.24)         (0.46)         (0.46)         (0.43)         (0.48)         (0.49)
  Distributions from net
    realized gains                                  --             --             --             --             --             --
                                              --------       --------       --------       --------       --------       --------
           Total distributions                   (0.24)         (0.46)         (0.46)         (0.43)         (0.48)         (0.49)
                                              --------       --------       --------       --------       --------       --------
Net asset value, end of year                  $   8.77           8.09           9.64          10.06          10.00          10.03
                                              ========       ========       ========       ========       ========       ========
Total return (a)                                  11.5%         (11.8)%          0.6%           5.3%           4.6%           4.1%
Net assets, end of year
  (000s omitted)                              $458,687        370,848        337,395        283,745        225,476        188,677
Ratio of expenses to average
  net assets (b)(c)(d)                            0.36%          0.37%          0.38%          0.42%          0.48%          0.51%
Ratio of net investment income
  to average net assets (b)(d)                    5.65%          5.03%          4.75%          4.66%          4.77%          4.84%
Portfolio turnover rate (excluding
  short-term securities)(d)                      20.63%         32.20%         27.58%         40.20%         41.39%         35.25%

      (a) Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value.

      (b) Total fund expenses are contractually limited to 0.60% of average daily net assets. However, during the period ended June 30, 2009 and the years ended December 31, 2008, 2007, 2006, 2005, and 2004, the investment advisor voluntarily reduced management fees otherwise payable by the Funds. Had the Funds incurred these expenses, the ratio of expenses to average daily net assets on an annualized basis would have been 0.60% for the six months ended June 30, 2009 and 0.60%, 0.60%, 0.60%, 0.60%, and 0.60%, for the years ended December
            31, 2008, 2007, 2006, 2005, and 2004, respectively. The ratio of net investment income to average daily net assets on an annualized basis would have been 4.69% for the six months ended June 30, 2009 and 4.80%, 4.53%, 4.48%, 4.65%, and 4.75%, for the years ended December
            31, 2008, 2007, 2006, 2005, and 2004, respectively.


                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
                    Notes to Financial Statements (unaudited)
                                  June 30, 2009

      (c) In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

      (d)   Annualized for periods less than one year.


                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
                    Notes to Financial Statements (unaudited)
                                  June 30, 2009

                                                                      June 30,
             International Fund                                       2009 (a)
-----------------------------------------------                     -----------
Net asset value, beginning of period                                $     10.00
Income from investment operations:
      Net investment income                                                0.10
      Net realized and unrealized gains                                    1.11
                                                                    -----------
                      Total from investment
                          operations                                       1.21
                                                                    -----------
Less distributions:
      Distributions from net
          investment income                                                  --
      Distributions from net
          realized gains                                                     --
                                                                    -----------
                      Total distributions                                    --
                                                                    -----------
Net asset value, end of period                                      $     11.21
                                                                    ===========
Total return (b)                                                          12.10%
Net assets, end of period
      (000s omitted)                                                $   205,507
Ratio of expenses to average
      net assets (c) (d)                                                   1.00%
Ratio of net investment income
      to average net assets (d)                                            4.26%
Portfolio turnover rate (excluding
      short-term securities)                                              26.57%

      (a)   Commenced investment operations on February 5, 2009.

      (b) Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods less than one year.

      (c) Total fund expenses are contractually limited to 1.00% of average daily net assets.

      (d)   Annualized for periods less than one year.

(9)   New Accounting Pronouncements

      The International Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161), effective February 5, 2009. FAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations. None of the derivatives held in the International Fund have been designated as hedging instruments under FAS statement 133. The objectives and strategies of these derivatives and counterparty credit risk can be found in Note 2.


                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
                    Notes to Financial Statements (unaudited)
                                  June 30, 2009

       Below are the types of derivatives in the Clearwater International Fund by location as presented in the Statement of Assets and Liabilities as of June 30, 2009:

                                             ASSETS                                 LIABILITIES
       -------------------------------------------------------------------------------------------------------------------
                                      Statement of Assets and                  Statement of Assets and
       Derivative type                 Liabilities Location       Value          Liabilities Location               Value
       -------------------------------------------------------------------------------------------------------------------
                                     Unrealized appreciation on               Unrealized depreciation on
                                     forward foreign currency                 forward foreign currency
       Foreign exchange contracts    exchange contracts           $ 300       exchange contracts                  $ 5,768
       -------------------------------------------------------------------------------------------------------------------

       The following tables set forth by primary risk exposure the Clearwater
       International Fund's realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended June
       30, 2009 in accordance with FAS 161.

                 AMOUNT OF REALIZED GAIN (LOSS) ON                                  CHANGE IN UNREALIZED APPRECIATION
                        DERIVATIVE CONTRACTS                                     (DEPRECIATION) ON DERIVATIVE CONTRACTS
       -----------------------------------------------------------  ----------------------------------------------------------------
                                Statement  of                                                  Statement of
       Derivative type       Operations Location          Value     Derivative type        Operations Location               Value
       -----------------------------------------------------------  ----------------------------------------------------------------
                                                                                          Unrealized appreciation
                            Net realized gain (loss)                                      (depreciation) on forward
       Foreign exchange     on foreign currency                      Foreign              foreign currency exchange
       contracts            transactions                 $ 717,262   exchange contracts   contracts during the period      $ (5,468)
       -----------------------------------------------------------  ----------------------------------------------------------------

       The following table presents the volume of derivative activity for the six months ended June 30, 2009. Derivative activity during the period is measured by number of trades during the period and average notional amount for foreign exchange contracts.

                                               Foreign Exchange Contracts
        ----------------------------------------------------------------------
                                             Number               Average
                                           of Trades          Notional Amount
        ----------------------------------------------------------------------
        Clearwater International Fund       1,581               $ 133,061
        ----------------------------------------------------------------------

      The Funds adopted Financial Accounting Standards Board Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (FSP FAS 157-4), effective June 30, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the assets or liability have significantly decreased. FSP FAS 157-4 also requires additional disaggregation of the current FAS 157 required disclosures. Management has evaluated the implications of FSP FAS 157-4 and has concluded there will be no impact on the financial statement disclosures.


                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
                    Notes to Financial Statements (unaudited)
                                  June 30, 2009

       The Funds adopted Financial Accounting Standards Board Staff Position No. 165, Subsequent Events (Statement 165), effective June 30, 2009. Statement 165 establishes general standards of accounting for and disclosure of events that occur after the balance sheet date, but before the financial statements are issued or are available to be issued. Management has evaluated subsequent events for the Funds through August 27, 2009, the date the financial statements are available to be issued, and has concluded there are not any recognized or non-recognized subsequent events that are required for financial statement disclosure.

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                  June 30, 2009

   Face                                                                                            Percent
  amount                                                                             Market          of
or shares                   Security                                Cost            value (a)     net assets
----------  ----------------------------------------------     --------------      -----------   ------------
Common stocks:
   Consumer discretionary:
      800   AARON S INC                                        $       24,772          23,856
    2,300   ABERCROMBIE + FITCH CO                                     50,218          58,397
    2,900   ADVANCE AUTO PARTS                                        103,545         120,321
      700   AEROPOSTALE (b)                                            24,280          23,989
    7,450   AMAZON COM INC (b)                                        356,005         623,267
    3,300   AMERICAN EAGLE OUTFITTERS INC                              33,099          46,761
    1,100   AUTOLIV                                                    19,410          31,647
    1,200   AUTOZONE INC (b)                                          111,271         181,332
    7,975   BED BATH + BEYOND INC (b)                                 241,621         245,231
    7,650   BEST BUY CO INC                                           210,571         256,199
    1,400   BIG LOTS INC (b)                                           15,477          29,442
      800   BJS WHSL CLUB INC (b)                                      25,292          25,784
    1,300   BLACK + DECKER CORPORATION                                 44,208          37,258
    3,800   BORG WARNER INC                                           107,106         129,770
    1,950   BRINKER INTL INC                                           41,847          33,209
    8,300   BROCADE COMMUNICATIONS SYS INC (b)                         52,215          64,906
    6,400   CABLEVISION SYS CORP                                      104,096         124,224
    5,468   CARMAX INC (b)                                             78,791          80,380
    9,600   CARNIVAL CORP                                             318,908         247,392
   14,043   CBS CORP NEW                                              273,383          97,178
    1,200   CENTRAL EUROPEAN MEDIA ENTERPR (b)                         24,318          23,628
    2,700   CHICOS FAS INC (b)                                         25,286          26,271
      300   CHIPOTLE MEXICAN GRILL INC (b)                             23,753          24,000
    7,200   CLEAR CHANNEL OUTDOOR HLDGS IN (b)                         44,739          38,160
    7,500   COACH INC                                                  71,549         201,600
   66,567   COMCAST CORP NEW                                        1,201,630         964,556
    1,300   COPART INC (b)                                             32,032          45,071
   10,200   COSTCO WHSL CORP NEW                                      368,008         466,140
   11,000   D R HORTON INC                                            101,073         102,960
    2,800   DARDEN RESTAURANTS INC                                     65,099          92,344
    1,500   DICKS SPORTING GOODS INC (b)                               24,803          25,800
   15,023   DIRECTV GROUP INC (b)                                     225,529         371,218
    5,996   DISCOVERYCOMMUNICATIONS INC (b)                            89,062         123,098
    5,700   DISH NETWORK CORP (b)                                     174,889          92,397
   46,060   DISNEY WALT CO                                          1,018,071       1,074,580
    2,000   DOLBY LABORATORIES INC (b)                                 43,420          74,560
    2,500   DOLLAR TREE INC (b)                                        70,662         105,250
    5,800   DREAMWORKS ANIMATION SKG (b)                              124,439         160,022
    6,220   EXPEDIA INC DEL (b)                                       124,528          93,984
    5,600   FAMILY DLR STORES INC                                     141,708         158,480
    3,000   FOOT LOCKER INC                                            40,394          31,410
   77,963   FORD MTR CO DEL (b)                                       455,720         473,235
    4,300   FORTUNE BRANDS INC                                        149,332         149,382
    3,800   GAMESTOP CORP NEW (b)                                      15,311          83,638
   14,300   GAP INC                                                   234,156         234,520
    4,900   GARMIN LTD                                                133,242         116,718
    9,200   GENTEX CORP                                               131,306         106,720
    5,050   GENUINE PARTS CO                                          153,969         169,478
    4,200   GOODYEAR TIRE AND RUBBER (b)                              114,093          47,292
    4,481   HANESBRANDS INC (b)                                       121,016          67,260
    7,150   HARLEY DAVIDSON INC                                        41,890         115,902
    5,000   HARMAN INTL INDS INC NEW                                   86,975          94,000
    4,700   HASBRO INC                                                119,921         113,928
   10,500   HERTZ GLOBAL HLDGS INC (b)                                 77,375          83,895
   43,625   HOME DEPOT INC                                            245,729       1,030,859
    7,800   INTERNATIONAL GAME TECHNOLOGY                             211,426         124,020
   17,200   INTERPUBLIC GROUP COS INC (b)                              45,150          86,860
    5,300   J C PENNEY  INC                                           210,583         152,163

See accompanying notes to the financial statements.


                                       24
                                                                     (Continued)

   Face                                                                                            Percent
  amount                                                                             Market          of
or shares                   Security                                Cost            value (a)     net assets
----------  ----------------------------------------------     --------------      -----------   ------------
Consumer discretionary (Cont'd):
   16,350   JOHNSON CTLS INC                                   $      313,847         355,122
    1,200   KB HOME                                                    31,938          16,416
    7,750   KOHLS CORP (b)                                             86,001         331,313
    3,500   LAMAR ADVERTISING CO (b)                                   55,722          53,445
    6,200   LAS VEGAS SANDS CORP (b)                                   42,935          48,732
    1,100   LEGGETT +PLATT INC                                         23,652          16,753
   20,237   LIBERTY MEDIA CORP NEW - INTERACTIVE (b)                  199,371         101,387
    5,040   LIBERTY MEDIA CORP NEW - CAPTIAL (b)                       25,423          68,342
   11,824   LIBERTY MEDIA CORP NEW - ENTERTAINMENT (b)                157,814         316,292
   10,290   LIMITED BRANDS INC                                        118,493         123,171
   38,100   LOWES COSINC                                              677,316         739,521
    3,300   M.D.C. HOLDINGS INC                                       109,610          99,363
    9,300   MACYS INC                                                 172,825         109,368
    3,814   MARRIOTT INTL INC NEW                                      37,782          84,175
    8,700   MATTEL INC                                                164,712         139,635
   28,900   MCDONALDSCORP                                             997,447       1,661,461
    9,290   MCGRAW HILL COS INC                                       320,929         279,722
    3,700   MGM MIRACE INC (b)                                         23,921          23,643
    2,000   MOHAWK INDS INC (b)                                       144,244          71,360
      800   NETFLIX COM INC (b)                                        32,332          33,072
    4,200   NEWELL RUBBERMAID INC                                      97,738          43,722
   53,375   NEWS CORP                                                 740,670         486,246
    9,800   NIKE INC                                                  371,751         507,444
    7,200   NORDSTROMINC                                              136,794         143,208
      100   NVR INC (b)                                                51,543          50,239
    2,200   O REILLY AUTOMOTIVE INC (b)                                66,143          83,776
    4,500   OFFICE DEPOT INC (b)                                       65,209          20,520
    7,495   OMNICOM GROUP                                             278,273         236,692
    1,500   PANERA BREAD CO (b)                                        69,668          74,790
    2,500   PENN NATLGAMING INC (b)                                    97,645          72,775
    2,900   PETSMART INC                                               64,210          62,234
    1,500   POLO RALPH LAUREN CORP                                     31,320          80,310
    1,100   PRICELINECOM INC (b)                                      120,841         122,705
    7,500   PULTE HOMES INC                                            77,063          66,225
    6,200   RADIOSHACK CORP                                            75,547          86,552
    6,000   REGAL ENTMT GROUP                                          86,655          79,740
    3,000   ROSS STORES INC                                            58,084         115,800
    2,000   ROYAL CARIBBEAN CRUISES LTD                                25,110          27,080
    2,300   SCRIPPS NETWORKS INTERACTIVE I                             91,239          64,009
    1,227   SEARS HLDGS CORP (b)                                       78,518          81,620
    2,400   SHERWIN WILLIAMS CO                                       116,100         129,000
    1,200   SIGNET JEWELERS LTS (b)                                    22,278          24,984
    1,400   SNAP ON INC                                                52,729          40,236
    2,900   STANLEY WORKS                                             129,263          98,136
   16,250   STAPLES INC                                               264,742         327,763
   19,650   STARBUCKSCORP (b)                                         279,363         272,939
    5,010   STARWOOD HOTELS + RESORTS INC                             224,617         111,222
   19,100   TARGET CORP                                               700,947         753,877
    2,600   THOR INDSINC                                               30,537          47,762
    4,200   TIFFANY +CO NEW                                           122,192         106,512
    7,333   TIM HORTONS INC                                           165,989         179,952
    9,479   TIME WARNER CABLE INC                                     424,308         300,200
   29,533   TIME WARNER INC                                           806,877         743,936
    9,947   TJX COS INC NEW                                           190,657         312,933
    5,500   TOLL BROSINC (b)                                          124,557          93,335
      800   TRW AUTOMOTIVE HLDGS CORP (b)                              18,216           9,040
    3,227   URBAN OUTFITTERS INC (b)                                   61,562          67,347
    2,300   V F CORP                                                  135,032         127,305
   16,356   VIACOM INC NEW (b)                                        588,093         371,281

See accompanying notes to the financial statements.


                                       25
                                                                     (Continued)

   Face                                                                                           Percent
  amount                                                                            Market          of
or shares                   Security                                Cost           value (a)     net assets
----------  ----------------------------------------------     --------------     -----------   ------------
Consumer discretionary (Cont'd):
    4,100   VIRGIN MEDIA INC                                   $       70,268         38,335
    3,166   WABCO HLDGS INC                                            71,725         56,038
   56,896   WAL MART STORES INC                                     2,635,118      2,756,042
    9,090   WENDYS/ARBYS GROUP INC                                     56,673         36,360
    2,300   WHIRLPOOLCORP                                              98,184         97,888
    2,200   WILEY JOHN + SONS INC                                      89,428         73,150
    7,375   WYNDHAM WORLDWIDE CORP                                     33,003         89,385
    2,300   WYNN RESORTS LTD (b)                                       80,216         81,190
   11,416   YUM BRANDS INC                                            146,079        380,609
                                                                -------------    -----------
                                                                   22,977,378     24,930,678        10.93%
Consumer staples:
    1,600   ALBERTO CULIVER CO NEW                                     38,952         40,688
   48,200   ALTRIA GROUP INC                                          438,944        789,998
   17,100   ARCHER DANIELS MIDLAND CO                                 393,061        457,767
   12,462   AVON PRODS INC                                            319,131        321,270
    2,544   BROWN FORMAN CORP                                          86,717        109,341
    2,800   BUNGE LIMITED                                             229,834        168,700
    6,200   CAMPBELL SOUP CO                                          168,826        182,404
    2,100   CENTRAL EUROPEAN DISTR CORP (b)                            29,894         55,797
    3,000   CHURCH AND DWIGHT INC                                     157,235        162,930
    3,000   CLOROX CO                                                 154,515        167,490
   58,559   COCA COLA CO                                            2,289,309      2,810,246
    4,800   COCA COLA ENTERPRISES INC                                  91,134         79,920
   12,390   COLGATE PALMOLIVE CO                                      727,954        876,469
   10,200   CONAGRA INC                                               223,722        194,412
    4,600   CONSTELLATION BRANDS INC (b)                               63,227         58,328
    1,300   CORN PRODUCTS INTL INC                                     29,972         34,827
   38,322   CVS CAREMARK CORP                                         798,221      1,221,322
    3,700   DEAN FOODS CO NEW (b)                                      73,612         71,003
    5,773   DEL MONTEFOODS CO                                          57,723         54,151
    6,000   DR PEPPERSNAPPLE GROUP INC (b)                            125,060        127,140
    1,200   FLOWERS FOODS INC                                          25,434         26,208
    8,200   GENERAL MLS INC                                           392,281        459,364
      800   GREEN MTN COFFEE ROASTERS (b)                              44,948         47,296
    1,600   HANSEN NAT CORP (b)                                        61,969         49,312
    8,075   HEINZ H JCO                                               303,404        288,278
    1,900   HERBALIFE LTD                                              52,204         59,926
    3,100   HERSHEY CO / THE                                          120,285        111,600
    3,100   HORMEL FOODS CORP                                         111,616        107,074
    5,800   KELLOGG CO                                                268,705        270,106
   11,150   KIMBERLY CLARK CORP                                       645,201        584,595
   37,838   KRAFT FOODS INC (b)                                       737,606        958,815
   16,500   KROGER CO                                                 302,529        363,825
    1,667   LAUDER ESTEE COS INC                                       62,718         54,461
    4,900   LORILLARD INC                                             266,592        332,073
    2,800   MCCORMICK+ CO INC                                          97,399         91,084
    3,900   MOLSON COORS BREWING CO                                   154,918        165,087
    1,000   NBTY INC (b)                                               21,300         28,120
    3,700   PEPSI BOTTLING GROUP INC                                  103,155        125,208
      900   PEPSIAMERICAS INC                                          23,765         24,129
   38,226   PEPSICO INC                                             1,625,439      2,100,901
   49,500   PHILIP MORRIS INTL ORD SHR                                970,270      2,159,190
   73,389   PROCTER AND GAMBLE CO                                   2,098,483      3,750,178
    1,500   RALCORP HLDGS INC NEW (b)                                  91,238         91,380
    5,200   REYNOLDS AMERN INC                                        154,046        200,824
   11,419   SAFEWAY INC                                               247,841        232,605
   25,750   SARA LEE CORP                                             310,924        251,320
    5,400   SMITHFIELD FOODS INC (b)                                  108,846         75,438
    2,300   SMUCKER JM CO                                             104,300        111,918

See accompanying notes to the financial statements.


                                       26
                                                                     (Continued)

   Face                                                                                            Percent
  amount                                                                             Market          of
or shares                   Security                                Cost            value (a)     net assets
----------  ----------------------------------------------     --------------      -----------   ------------
Consumer staples (Cont'd):
    4,606   SUPERVALUINC                                       $       89,569          59,648
   13,300   SYSCO CORP                                                277,716         298,984
    2,100   TERRA INDS INC                                            102,659          50,862
    9,527   TYSON FOODS INC (DEL)                                     111,286         120,135
   25,050   WALGREEN CO                                               330,243         736,470
    5,000   WHOLE FOODS MKT INC                                       107,821          94,900
                                                               --------------    ------------
                                                                   17,023,745      22,465,516        9.85%
Energy:
   11,246   ANADARKO PETE CORP                                        451,512         510,456
    8,434   APACHE CORP                                               376,498         608,513
    6,800   BAKER HUGHES INC                                          413,255         247,792
   12,500   BJ SVCS CO                                                297,345         170,375
    1,804   CABOT OIL+ GAS CORP                                        57,973          55,275
    2,200   CAMERON INTL CORP (b)                                      42,735          62,260
   16,686   CHESAPEAKE ENERGY CORP                                    404,571         330,883
   51,395   CHEVRON CORP                                            2,665,967       3,404,919
    2,800   CIMAREX ENERGY CO                                         154,862          79,352
    1,900   CONCHO RES INC (b)                                         55,471          54,511
   39,544   CONOCOPHILLIPS                                          1,353,753       1,663,221
    6,515   CONSOL ENERGY INC                                         175,329         221,249
    1,000   CONTINENTAL RES INC OK (b)                                 20,765          27,750
    9,300   DENBURY RES INC (b)                                        88,955         136,989
   10,823   DEVON ENERGY CORPORATION NEW                              551,454         589,854
    1,600   DIAMOND OFFSHORE DRILLING INC                             123,444         132,880
    4,100   DRESSER RAND GROUP INC (b)                                134,747         107,010
   13,900   EL PASO CORP                                              103,337         128,297
    1,200   ENCORE AQUISITION CO (b)                                   85,206          37,020
    4,554   ENSCO INTL INC                                            193,114         158,798
    7,500   EOG RESOURCES INC                                         252,552         509,400
    1,900   EXCO RES INC (b)                                           24,045          24,548
  124,433   EXXON MOBIL CORP                                        6,035,367       8,699,111
    3,200   FMC TECHNOLOGIES INC (b)                                  138,073         120,256
    4,100   FRONTIER OIL CORP                                          57,462          53,751
   21,658   HALLIBURTON CO                                            498,073         448,321
    2,200   HELIX ENERGY SOLUTIONS GROUP (b)                           23,551          23,914
    3,100   HELMERICHAND PAYNE INC                                     39,003          95,697
    6,500   HESS CORP                                                 480,990         349,375
    1,200   HOLLY CORP                                                 22,578          21,576
   16,986   MARATHON OIL CORP                                         469,088         511,788
    1,700   MARINER ENERGY INC (b)                                     23,571          19,975
      900   MASSEY ENERGY CORP                                         37,637          17,586
    4,800   MURPHY OIL CORP                                           156,309         260,736
    5,400   NABORS INDUSTRIES LTD (b)                                 164,133          84,132
   10,722   NATIONAL OILWELL VARCO INC (b)                            326,348         350,181
    5,142   NEWFIELD EXPL CO (b)                                      222,527         167,989
    3,700   NOBLE ENERGY INC                                          128,330         218,189
   21,514   OCCIDENTAL PETE CORP                                      432,097       1,415,836
    2,000   OCEANEERING INTL INC (b)                                  102,370          90,400
      900   OIL STATES INTL INC (b)                                    54,464          21,789
    5,600   PATTERSON UTI ENERGY INC                                  114,212          72,016
    7,200   PEABODY ENERGY CORP                                       208,428         217,152
    3,200   PIONEER NAT RES CO                                         48,507          81,600
    1,400   PLAINS EXPL + PRODTN CO (b)                                40,439          38,304
    5,600   PRIDE INTERNATIONAL INC (b)                               188,739         140,336
    5,810   QUICKSILVER RES INC (b)                                   119,305          53,975
    4,800   RANGE RESCORP                                             198,185         198,768
    1,100   ROWAN COS INC                                              50,419          21,252
    9,000   SANDRIDGE ENERGY INC (b)                                   82,155          76,680
   29,100   SCHLUMBERGER LTD                                        1,551,515       1,574,601

See accompanying notes to the financial statements.


                                       27
                                                                     (Continued)

   Face                                                                                           Percent
  amount                                                                            Market          of
or shares                   Security                                Cost           value (a)     net assets
----------  ----------------------------------------------     --------------     -----------   ------------
Energy (Cont'd):
    7,900   SMITH INTL INC                                     $      235,488         203,425
    9,300   SOUTHWESTERN ENERGY CO (b)                                163,645         361,305
    3,200   SUNOCO INC                                                 36,080          74,240
    4,700   SUPERIOR ENERGY SVCS INC (b)                              169,835          81,169
    4,600   TESORO CORP                                                87,062          58,558
    2,300   TIDEWATERINC                                              118,715          98,601
   11,010   VALERO ENERGY CORP                                        152,221         185,959
   13,675   WILLIAMS COS INC                                          253,252         213,467
   13,246   XTO ENERGY INC                                            390,850         505,202
                                                               --------------     -----------
                                                                   21,647,905      26,488,563       11.61%
Financials:
      500   AFFILIATED MANAGERS GROUP INC (b)                          28,438          29,095
   14,050   AFLAC INC                                                 447,566         436,815
      700   ALEXANDRIA REAL ESTATE EQUIT                               25,015          25,053
    2,700   ALLIED WORLD ASSURANCE COMPANY                             86,630         110,241
   13,500   ALLSTATE CORP                                             579,315         329,400
    4,829   AMB PPTY CORP                                             161,507          90,833
   25,333   AMERICAN EXPRESS CO                                       881,415         588,739
    1,800   AMERICAN FINL GROUP INC OHIO                               29,745          38,844
    2,700   AMERICREDIT CORP (b)                                       31,865          36,585
    7,391   AMERIPRISE FINL INC                                       288,205         179,380
   14,400   ANNALY CAPITAL MANAGEMENT INC                             233,405         218,016
    7,000   AON CORP                                                  213,108         265,090
    6,028   APARTMENTINVT + MGMT CO                                   121,929          53,348
      400   ARCH CAP GROUP LTD (b)                                     22,194          23,432
    2,000   ASPEN INSURANCE HOLDINGS LTD (b)                           45,330          44,680
    4,100   ASSOCIATED BANC CORP                                      116,092          51,250
    4,300   ASSURANT INC                                              180,126         103,587
    1,834   AVALONBAY CMNTYS INC                                      136,479         102,594
    5,100   AXIS CAPITAL HOLDINGS LTD                                 187,376         133,518
    3,400   BANCORPSOUTH INC                                           62,679          69,802
  189,765   BANK AMER CORP                                          5,217,989       2,504,898
      600   BANK HAWAII CORP                                           22,761          21,498
   27,101   BANK NEW YORK MELLON CORP                                 811,406         794,330
   14,558   BB+T CORP                                                 413,754         319,985
    5,206   BERKLEY WR CORP                                           157,149         111,773
      600   BLACKROCK INC CLA                                         110,619         105,252
    1,988   BOSTON PPTYS INC                                          107,373          94,828
    6,500   BRANDYWINE RLTY TR                                        106,523          48,425
    1,100   BRE PPTYS INC                                              25,471          26,136
    1,200   BROWN + BROWN INC                                          23,406          23,916
      900   CAMDEN PPTY TR                                             24,791          24,840
   10,847   CAPITAL ONE FINL CORP                                     359,177         237,332
   11,200   CAPITALSOURCE INC                                          65,018          54,656
    3,700   CB RICHARD ELLIS GROUP INC (b)                             84,241          34,632
    7,700   CHIMERA INVT CORP                                          25,064          26,873
    9,000   CHUBB CORP                                                420,411         358,920
    2,756   CINCINNATI FINL CORP                                      103,501          61,597
    9,900   CIT GROUP INC NEW                                          41,179          21,285
  135,115   CITIGROUP INC                                           1,579,867         401,292
    1,300   CITY NATL CORP                                             47,574          47,879
    1,573   CME GROUP INC                                             483,345         489,376
    4,600   COMERICA INC                                              233,547          97,290
      900   CORPORATE OFFICE PPTYS TR                                  25,241          26,397
    1,600   CORRECTIONS CORP AMER NEW (b)                              25,672          27,184
      500   CULLEN FROST BANKERS INC                                   22,813          23,060
    1,500   DIGITAL RLTY TR INC                                        60,188          53,775
    9,887   DISCOVER FINL SVCS                                        148,722         101,539
    2,800   DOUGLAS EMMETT INC                                         24,514          25,172

See accompanying notes to the financial statements.


                                       28
                                                                     (Continued)

   Face                                                                                           Percent
  amount                                                                            Market          of
or shares                   Security                                Cost           value (a)     net assets
----------  ----------------------------------------------     --------------     -----------   ------------
Financials (Cont'd):
    2,500   DUKE RLTY CORP                                     $       64,721          21,925
      900   ENDURANCE SPECIALTY HOLDINGS                               25,106          26,370
    5,416   EQUITY RESIDENTIAL                                        174,162         120,398
    2,900   ERIE INDTY CO                                             151,861         103,704
    2,400   EVEREST REINSURANCE GROUP LTD                             184,908         171,768
      400   FEDERAL RLTY INVT TR                                       20,906          20,608
    1,400   FEDERATED INVS INC PA                                      30,835          33,726
    6,281   FIDELITY NATL FINL INC                                    104,831          84,982
   14,500   FIFTH THIRD BANCORP                                       111,895         102,950
      600   FIRST CTZNS BANCSHARES INC N C                             86,506          80,190
    9,456   FIRST HORIZON NATL CORP                                   129,284         113,471
    3,200   FIRST NIAGARA FINL GROUP INC                               37,456          36,544
    1,200   FOREST CITY ENTERPRISES INC                                54,504           7,920
    5,559   FRANKLIN RES INC                                          329,853         400,304
   14,300   FULTON FINL CORP PA                                       158,276          74,503
    1,600   GALLAGHER ARTHUR J + CO                                    34,040          34,144
    8,400   GENWORTH FINL INC                                         118,743          58,716
    7,700   GLG PARTNERS INC                                           27,451          31,493
   11,926   GOLDMAN SACHS GROUP INC                                 1,167,796       1,758,369
      400   GREENHILL + CO INC                                         27,762          28,884
    1,200   HANOVER INS GROUP INC                                      51,342          45,732
    6,700   HARTFORD FINANCIAL SVCS GRP                               254,778          79,529
    1,000   HCC INS HLDGS INC                                          24,155          24,010
    7,100   HCP INC                                                   118,485         150,449
    4,000   HEALTH CARE REIT INC                                      162,580         136,400
    1,800   HOSPITALITY PPTYS TR                                       23,967          21,402
   22,667   HOST HOTELS + RESORTS INC                                 301,929         190,176
    6,400   HRPT PPTYS TR                                              56,139          25,984
   10,500   HUDSON CITY BANCORP INC                                   166,268         139,545
    8,300   HUNTINGTON BANCSHARES INC                                  77,106          34,694
    2,700   INTERCONTINENTALEXCHANGE INC (b)                          369,218         308,448
    9,000   INVESCO LTD                                               201,525         160,380
    1,200   INVESTMENT TECHNOLOGY GROUP (b)                            25,026          24,468
    7,900   JANUS CAP GROUP INC                                       103,806          90,060
    1,500   JEFFRIES GROUP INC NEW (b)                                 31,418          31,995
   92,046   JPMORGAN CHASE + CO                                     2,754,575       3,139,689
   15,200   KEYCORP NEW                                               300,120          79,648
    7,701   KIMCO RLTY CORP                                           202,479          77,395
    6,152   LEGG MASON INC                                            147,960         149,986
    3,500   LEUCADIA NATL CORP (b)                                    126,468          73,815
    1,100   LIBERTY PROPERTY                                           24,811          25,344
    6,948   LINCOLN NATL CORP IN                                      251,421         119,575
    7,200   LOEWS CORP                                                209,492         197,280
    1,660   M + T BK CORP                                             119,477          84,544
    1,400   MACERICH CO                                                24,199          24,654
    5,200   MACK CA RLTY CORP                                         157,688         118,560
   12,978   MARSH + MCLENNAN COS INC                                  332,812         261,247
    4,699   MARSHALL + ILSLEY CORP NEW                                 98,962          22,555
   10,700   MBIA INC (b)                                               53,340          46,331
    1,300   MERCURY GEN CORP                                           38,019          43,459
   11,800   METLIFE INC                                               396,459         354,118
    4,400   MOODYS CORP                                               173,138         115,940
   29,460   MORGAN STANLEY                                            946,952         839,905
    4,500   NASDAQ OMX GROUP INC (b)                                  139,568          95,895
    1,500   NATIONWIDE HEALTH PPTYS INC                                48,338          38,610
    9,749   NEW YORK CMNTY BANCORP INC                                112,805         104,217
    6,002   NORTHERN TRUST CORP                                       315,914         322,187
    8,200   NYSE EURONEXT                                             441,787         223,450
    4,525   OLD REP INTL CORP                                          87,079          44,571

See accompanying notes to the financial statements.


                                       29
                                                                     (Continued)

   Face                                                                                           Percent
  amount                                                                            Market          of
or shares                   Security                                Cost           value (a)     net assets
----------  ----------------------------------------------     --------------     -----------   ------------
Financials (Cont'd):
    4,100   ONEBEACONINSURANCE GROUP LTD                       $       90,672          47,929
      300   PARTNERRE LTD (b)                                          19,595          19,485
   10,423   PEOPLES UTD FINL INC                                      162,067         156,762
    5,485   PLUM CREEK TIMBER CO INC                                  142,391         163,343
   11,825   PNC FINL SVCS GROUP INC                                   522,073         458,928
   15,300   POPULAR INC                                               151,853          33,660
    6,300   PRICE T ROWE GROUP INC                                    123,748         262,521
    6,450   PRINCIPAL FINANCIAL GROUP                                 232,504         121,518
   18,348   PROGRESSIVE CORP OHIO (b)                                 320,780         277,238
    9,272   PROLOGIS                                                  229,113          74,732
    2,200   PROTECTIVE LIEF CORP                                       24,849          25,168
   11,600   PRUDENTIAL FINL INC                                       460,463         431,752
    4,091   PUBLIC STORAGE                                            306,429         267,879
    2,825   RAYMOND JAMES FINANCIAL INC                                70,271          48,618
    2,700   REALTY INCOME CORP                                         66,843          59,184
    3,900   REGENCY CTRS CORP                                         103,877         136,149
   28,899   REGIONS FINL CORP NEW                                     240,101         116,752
    2,900   RENAISSANCERE HOLDINGS LTD                                136,231         134,966
   25,200   SCHWAB CHARLES CORP                                       224,456         442,008
    5,400   SEI INVESTMENTS CO                                         74,937          97,416
    1,500   SENIOR HSG PPTSY TR                                        25,073          24,480
    6,806   SIMON PPTY GROUP INC NEW                                  435,404         350,033
    1,500   SL GREEN RLTY CORP                                         32,888          34,410
   12,200   SLM CORP (b)                                              173,437         125,294
    1,700   ST JOE CO (b)                                              56,409          45,033
   11,435   STATE STREET CORPORATION                                  576,163         539,732
    8,734   SUNTRUST BKS INC                                          210,006         143,674
    9,000   SYNOVUS FINL CORP                                          99,692          26,910
    1,000   TAUBMAN CENTERS INC                                        26,955          26,860
    3,900   TCF FINANCIAL CORP                                         33,574          52,143
    7,566   TD AMERITRADE HLDG CORP (b)                               121,495         132,708
    3,500   TORCHMARK INC                                             157,289         129,640
    1,100   TRANSATLANTIC HLDGS INC (b)                                71,062          47,663
   14,188   TRAVELERS COS INC                                         527,750         582,276
    2,400   UDR INC                                                    24,876          24,792
    4,000   UNITRIN INC                                               101,606          48,080
   11,100   UNUM GROUP                                                195,951         176,046
   45,585   US BANCORP DEL                                          1,058,872         816,883
    1,100   VALIDUS HOLDINGS LTD                                       23,557          24,178
    5,613   VALLEY NATL BANCORP                                        95,555          65,672
    2,900   VENTAS INC                                                129,094          86,594
   11,300   VISA INC                                                  898,914         703,538
    2,718   VORNADO RLTY TR                                           218,656         122,392
    1,000   WADDELL + REED FINL INC                                    25,395          26,370
    1,800   WASHINGTON FED INC                                         23,535          23,400
    1,900   WEINGARTEN RLTY INVS                                       25,128          27,569
  117,045   WELLS FARGO + CO NEW                                    2,037,899       2,839,512
    2,800   WHITNEY HLDG CORP                                          53,158          25,648
    1,900   WILMINGTON TR CORP                                         24,197          25,954
    7,225   XL CAPITAL LTD                                             92,119          82,799
    3,500   ZIONS BANCORP                                             167,964          40,460
                                                               --------------    ------------
                                                                   38,609,138      31,268,407       13.71%
Healthcare:
   37,935   ABBOTT LABS                                             1,488,217       1,784,462
   10,600   AETNA INC                                                 167,862         265,530
    2,000   ALEXION PHARMACEUTICALS INC (b)                            77,450          82,240
    7,886   ALLERGAN INC                                              359,711         375,216
    5,600   AMERISOURCEBERGEN CORP                                     85,048          99,344
   23,850   AMGEN INC (b)                                             210,763       1,262,619

See accompanying notes to the financial statements.


                                       30
                                                                     (Continued)

   Face                                                                                           Percent
  amount                                                                            Market          of
or shares                   Security                                Cost           value (a)     net assets
----------  ----------------------------------------------     --------------     -----------   ------------
Healthcare (Cont'd):
    2,700   AMYLIN PHARMACEUTICALS INC (b)                     $       82,493          36,450
    1,700   BARD C R INC                                              108,173         126,565
   16,500   BAXTER INTL INC                                           550,769         873,840
    1,400   BECKMAN COULTER INC                                        70,301          79,996
    6,500   BECTON DICKINSON + CO                                     417,630         463,515
    7,850   BIOGEN IDEC INC (b)                                       108,762         354,428
    2,300   BIOMARIN PHARMACEUTICAL INC (b)                            67,195          35,903
   43,150   BOSTON SCIENTIFIC CORP (b)                                509,468         437,541
   49,700   BRISTOL MYERS SQUIBB CO                                 1,211,201       1,009,407
    7,750   CARDINAL HEALTH INC                                       401,200         236,763
   11,136   CELGENE CORP (b)                                          379,970         532,746
    1,200   CEPHALON INC (b)                                           78,269          67,980
      800   CHARLES RIV LABORATORIES INTL (b)                          24,460          27,000
    9,500   CIGNA CORP                                                159,169         228,855
    1,100   COMMUNITY HEALTH SYS INC NEW (b)                           30,223          27,775
    1,400   COVANCE INC (b)                                            82,457          68,880
    2,546   COVENTRY HEALTH CARE INC (b)                              100,005          47,636
    3,225   DAVITA INC (b)                                            123,269         159,509
    2,900   DENDREON CORP (b)                                          74,487          72,065
    3,700   DENTSPLY INTL INC NEW                                     102,583         112,924
    1,900   EDWARDS LIFESCIENCES CORP (b)                             118,152         129,257
    2,800   ENDO PHARMACEUTICALS HLDGS (b)                             65,974          50,176
    5,200   EXPRESS SCRIPTS INC (b)                                   208,059         357,500
    5,550   FOREST LABS INC (b)                                       163,317         139,361
      700   GEN PROBE INC NEW (b)                                      31,315          30,086
    5,600   GENZYME CORP (b)                                          339,957         311,752
   23,460   GILEAD SCIENCES INC (b)                                   609,799       1,098,866
   10,600   HEALTH MGMT ASSOC (b)                                      68,741          52,364
    2,450   HEALTH NET INC (b)                                         64,669          38,098
    1,100   HENRY SCHEIN INC (b)                                       47,867          52,745
    1,300   HILL ROM HLDGS                                             38,228          21,086
    3,700   HILLENBRAND INC                                            88,840          61,568
    6,000   HLTH CORP (b)                                              58,236          78,600
    8,108   HOLOGIC INC (b)                                           180,379         115,377
    6,805   HOSPIRA INC (b)                                           247,485         262,129
    3,900   HUMANA INC (b)                                             39,107         125,814
      700   IDEXX LABS INC (b)                                         28,165          32,340
    3,400   ILLUMINA INC (b)                                          140,152         132,396
    7,700   IMS HEALTH INC                                            151,365          97,790
      800   INTUITIVE SURGICAL INC (b)                                199,170         130,928
    1,800   INVERNESSMED INNOVATIONS INC (b)                           57,627          64,044
   69,284   JOHNSON +JOHNSON                                        2,665,119       3,935,331
    1,931   KINETIC CONCEPTS INC (b)                                   71,019          52,620
    9,700   KING PHARMACEUTICALS INC (b)                              103,405          93,411
    3,200   LABORATORY CORP AMER HLDGS (b)                             89,704         216,928
    5,973   LIFE TECHNOLOGIES CORP (b)                                188,036         249,194
   27,094   LILLY ELI+ CO                                           1,136,627         938,536
    1,950   LINCARE HLDGS INC (b)                                      58,492          45,864
    5,700   MCKESSON CORP                                             202,597         250,800
   11,556   MEDCO HEALTH SOLUTIONS INC (b)                            211,064         527,069
   28,750   MEDTRONIC INC                                             288,847       1,003,088
   54,286   MERCK + CO INC                                          1,757,176       1,517,837
    2,853   MILLIPORECORP (b)                                         170,051         200,309
    6,100   MYLAN INC (b)                                              70,250          79,605
    2,400   MYRIAD GENETICS INC (b)                                    88,020          85,560
    1,200   OMNICARE INC                                               29,082          30,912
      900   OSI PHARMACEUTICALS INC (b)                                25,799          25,407
    4,200   PATTERSON COS INC (b)                                     117,791          91,140
    1,800   PERRIGO CO                                                 59,715          50,004

See accompanying notes to the financial statements.


                                       31
                                                                     (Continued)

   Face                                                                                           Percent
  amount                                                                            Market          of
or shares                   Security                                Cost           value (a)     net assets
----------  ----------------------------------------------     --------------     -----------   ------------
Healthcare (Cont'd):
  169,675   PFIZER INC                                         $    1,467,451       2,545,125
    4,165   QUEST DIAGNOSTICS INC                                     169,785         235,031
    2,000   RESMED INC (b)                                             81,990          81,460
   40,303   SCHERING PLOUGH CORP                                      735,163       1,012,411
    3,074   SEPRACOR INC (b)                                           81,275          53,242
   12,600   SERVICE CORP INTL                                          90,438          69,048
    9,039   ST JUDE MED INC (b)                                       270,099         371,503
    7,900   STRYKER CORP                                              148,406         313,946
   12,900   TENET HEALTHCARE CORP (b)                                  56,567          36,378
   11,200   THERMO FISHER SCIENTIFIC INC (b)                          369,287         456,624
      600   UNITED THERAPEUTICS CORP DEL (b)                           50,361          49,998
   31,002   UNITEDHEALTH GROUP INC                                    702,176         774,430
    2,068   UNIVERSAL HEALTH SVCS INC                                  96,639         101,022
    1,100   VALEANT PHARMACEUTICALS INTL (b)                           25,273          28,292
    5,200   VARIAN MED SYS INC (b)                                    191,672         182,728
    2,400   VCA ANTECH INC (b)                                         71,120          64,080
    4,100   VERTEX PHARMACEUTICALS INC (b)                            110,188         146,124
    2,600   WATERS CORP (b)                                            60,997         133,822
    3,175   WATSON PHARMACEUTICALS INC (b)                             79,361         106,966
   13,049   WELLPOINTINC (b)                                          554,723         664,064
   34,267   WYETH                                                   1,429,527       1,555,379
    5,274   ZIMMER HOLDINGS INC (b)                                   288,265         224,672
                                                               --------------   -------------
                                                                   24,481,288      30,851,422       13.53%
Industrials:
   17,350   3M CO                                                   1,222,505       1,042,735
    2,800   AECOM TECHNOLOGY CORP (b)                                  81,858          89,600
    4,210   AGCO CORP (b)                                             174,615         122,385
    2,300   AMETEK INC NEW                                             73,221          79,534
    4,400   AMR CORP DEL (b)                                           32,583          17,688
    3,400   APOLLO GROUP INC (b)                                      227,899         241,808
    1,700   AVERY DENNISON CORP                                        90,518          43,656
    2,000   BE AEROSPACE INC (b)                                       58,542          28,720
    8,400   BLOCK H +R INC                                            103,744         144,732
   19,400   BOEING CO                                                 472,797         824,500
      900   BUCYRUS INTL INC NEW                                       24,314          25,704
    6,447   BURLINGTON NORTHN SANTA FE                                265,003         474,112
    3,400   C H ROBINSON WORLDWIDE INC                                164,205         177,310
    1,600   CAREER EDCORP (b)                                          26,824          39,824
    3,000   CARLISLE COS INC                                           76,640          72,120
   15,804   CATERPILLAR INC                                           527,808         522,164
    3,700   CINTAS CORP                                               122,389          84,508
    4,227   CON WAY INC                                               131,352         149,255
    4,300   CONTINENTAL AIRLS INC (b)                                 102,190          38,098
    3,900   CONVERGYSCORP (b)                                          69,089          36,192
    5,000   COOPER INDUSTRIES LTD                                     187,339         155,250
    1,200   COPA HOLDINGS S A                                          46,086          48,984
    4,500   COVANTA HLDG CORP (b)                                     119,422          76,320
    3,948   CRANE CO                                                   66,572          88,080
   12,600   CSX CORP                                                  178,116         436,338
    6,000   CUMMINS INC                                               184,025         211,260
    7,600   DANAHER CORP                                              409,614         469,224
    9,900   DEERE + CO                                                379,732         395,505
   11,850   DELTA AIRLINES INC DE (b)                                  87,483          68,612
    1,978   DEVRY INCDEL                                               93,134          98,979
    1,600   DONALDSONCO INC                                            63,715          55,424
    6,900   DONNELLEYR R + SONS CO                                    207,199          80,178
    5,925   DOVER CORP                                                251,755         196,058
    1,987   DUN + BRADSTREET CORP DEL NEW                              49,383         161,364
    4,300   EATON CORP                                                166,977         191,823

See accompanying notes to the financial statements.


                                       32
                                                                     (Continued)

   Face                                                                                           Percent
  amount                                                                            Market          of
or shares                   Security                                Cost           value (a)     net assets
----------  ----------------------------------------------     --------------     -----------   ------------
Industrials (Cont'd):
   19,700   EMERSON ELEC CO                                    $      559,227         638,280
    1,397   ENERGIZERHLDGS INC (b)                                     87,823          72,979
    4,600   EXPEDITORS INTL WA INC                                    180,973         153,364
    2,800   FASTENAL CO                                               109,422          92,876
    8,253   FEDEX CORP                                                203,089         459,032
    1,100   FIRST SOLAR INC (b)                                       142,678         178,332
    1,300   FLOWSERVE CORP                                            119,620          90,753
    4,250   FLUOR CORP NEW                                            127,616         217,983
    2,300   FTI CONSULTING INC (b)                                    119,264         116,656
      900   GARDNER DENVER INC (b)                                     50,054          22,653
    1,400   GATX CORPORATION                                           24,276          36,008
    8,700   GENERAL DYNAMICS CORP                                     397,697         481,893
  258,100   GENERAL ELEC CO                                         5,331,370       3,024,932
      700   GENERALE CABLE CORP (b)                                    50,306          26,306
    1,000   GLOBAL PMTS INC                                            33,115          37,460
    3,700   GOODRICH CORP                                             111,298         184,889
    4,100   GRACO INC                                                 162,258          90,282
    1,700   GRAINGER W W INC                                           74,317         139,196
    2,200   HARSCO CORP                                                59,517          62,260
    5,000   HEWITT ASSOCS INC (b)                                     161,225         148,900
   17,200   HONEYWELLINTL INC                                         474,434         540,080
    2,400   HUBBELL INC                                               102,187          76,944
    2,100   HUNT J B TRANS SVCS INC                                    40,530          64,113
    2,500   IDEX CORP                                                  58,238          61,425
   11,924   ILLINOIS TOOL WKS INC                                     497,186         445,242
    5,400   IRON MTN INC PA (b)                                       121,527         155,250
    3,600   ITT CORP NEW                                              168,296         160,200
    1,300   ITT EDL SVCS INC (b)                                       52,038         130,858
    3,000   JABIL CIRCUIT INC                                          49,755          22,260
    4,768   JACOBS ENGR GROUP INC (b)                                 150,683         200,685
    2,238   JOY GLOBAL INC                                            102,549          79,941
    2,900   KANSAS CITY SOUTHERN (b)                                   46,328          46,719
    1,700   KBR INC                                                    31,340          31,348
    2,700   L 3 COMMUNICATIONS HLDG CORP                              176,123         187,326
    1,200   LANDSTAR SYS INC                                           38,351          43,092
    1,100   LINCOLN ELEC HLDGS INC                                     60,456          39,644
    8,700   LOCKHEED MARTIN CORP                                      604,797         701,655
    2,600   MANITOWOC INC                                             107,595          13,676
    2,475   MANPOWER INC WIS                                           96,158         104,792
    8,800   MASCO CORP                                                173,216          84,304
    8,600   MCDERMOTTINTL INC (b)                                     230,361         174,666
    2,500   MOLEX INC                                                  68,986          38,875
    4,900   MONSTER WORLDWIDE INC (b)                                  76,056          57,869
      600   NAVISTAR INTL CORP INC (b)                                 25,923          26,160
    9,960   NORFOLK SOUTHN CORP                                       358,053         375,193
    8,160   NORTHROP GRUMMAN CORP                                     460,053         372,749
    1,700   OVERSEAS SHIPHOLDING GROUP INC                            109,761          57,868
    5,600   OWENS CORNING NEW (b)                                     130,330          71,568
   11,089   PACCAR INC                                                192,792         360,503
    2,200   PALL CORP                                                  55,214          58,432
    3,950   PARKER HANNIFIN CORP                                      212,565         169,692
    2,200   PENTAIR INC                                                72,761          56,364
    5,700   PITNEY BOWES INC                                          182,172         125,001
    2,800   PRECISIONCASTPARTS CORP                                   183,293         204,484
    5,300   QUANTA SERVICES INC (b)                                    92,074         122,589
   10,100   RAYTHEON CO                                               403,423         448,743
    2,200   RELIANCE STL + ALUM CO                                     61,215          84,458
    9,022   REPUBLIC SVCS INC                                         172,639         220,227
    3,300   ROBERT HALF INTL INC                                       85,171          77,946

See accompanying notes to the financial statements.


                                       33
                                                                     (Continued)

   Face                                                                                           Percent
  amount                                                                            Market          of
or shares                   Security                                Cost           value (a)     net assets
----------  ----------------------------------------------     --------------     -----------   ------------
Industrials (Cont'd):
    5,850   ROCKWELL AUTOMATION INC                            $       82,443         187,902
    6,514   ROCKWELL COLLINS INC                                      230,297         271,829
    1,600   ROPER INDS                                                104,136          72,496
    1,800   SHAW GROUP INC (b)                                         92,083          49,338
   27,375   SOUTHWEST AIRLS CO                                        284,393         184,234
    1,300   SPIRIT AEROSYSTEMS HLDGS INC (b)                           24,954          17,862
    1,400   SPX CORP                                                   92,591          68,558
    2,880   STERICYCLE INC (b)                                        153,242         148,406
    2,300   SUNPOWER CORP (b)                                         134,286          61,272
      500   TELEFLEX INC                                               22,515          22,415
    1,300   TEREX CORP NEW (b)                                         60,843          15,691
    6,750   TEXTRON INC                                               147,724          65,205
    1,790   TOTAL SYS SVCS INC                                         55,518          23,968
    1,500   TRINITY INDS INC                                           41,498          20,430
   12,400   UNION PACCORP                                             479,948         645,544
   17,040   UNITED PARCEL SVC INC                                   1,128,804         851,830
   22,250   UNITED TECHNOLOGIES CORP                                  892,889       1,156,110
    2,500   URS CORP NEW (b)                                           94,338         123,800
    4,600   USG CORP (b)                                               41,137          46,322
    2,300   UTI WORLDWIDE INC (b)                                      26,669          26,220
    2,100   WALTER INDS INC                                            49,711          76,104
   10,950   WASTE MGMT INC DEL                                        214,223         308,352
                                                               --------------     -----------
                                                                   25,422,646      23,999,908       10.52%

Information technology:
   14,700   ACCENTURELTD BERMUDA (d)                                  560,241         491,862
   15,400   ACTIVISION BLIZZARD INC (b)                               141,131         194,502
   14,524   ADOBE SYSINC (b)                                          368,313         411,029
   24,400   ADVANCED MICRO DEVICES INC (b)                            115,918          94,428
    2,200   AFFILIATED COMPUTER SVCS INC (b)                          100,152          97,724
   10,400   AGILENT TECHNOLOGIES INC (b)                              250,955         211,224
    3,300   AKAMAI TECHNOLOGIES INC (b)                                45,920          63,294
    1,900   ALLIANCE DATA SYSTEMS CORP (b)                             92,734          78,261
    1,800   ALLSCRIPT MISYS HEALTCAR SOLNS                             26,667          28,548
    6,400   ALTERA CORP                                               120,963         104,192
    5,300   AMDOCS LTD (b)                                            161,841         113,685
    4,000   AMPHENOL CORP NEW                                         168,180         126,560
    9,400   ANALOG DEVICES INC                                        135,404         232,932
    1,200   ANSYS INC (b)                                              30,630          37,392
   21,700   APPLE INC (b)                                           1,116,513       3,090,731
   34,100   APPLIED MATERIALS INC                                     462,127         374,077
    2,200   ARROW ELECTRS INC (b)                                      73,136          46,728
    5,486   AUTODESK INCORPORATED (b)                                 183,162         104,124
   12,566   AUTOMATIC DATA PROCESSING INC                             439,957         445,339
    3,600   AVNET INC (b)                                              98,190          75,708
    4,550   BMC SOFTWARE INC (b)                                       89,322         153,745
   14,412   BROADCOM CORP (b)                                         279,029         357,273
    3,080   BROADRIDGE FINL SOLUTIONS INC                              52,817          51,066
   10,925   CA INC                                                    208,510         190,423
    9,000   CADENCE DESIGN SYS INC (b)                                147,531          53,100
    2,900   CERNER CORP (b)                                           130,834         180,641
  147,950   CISCO SYSINC (b)                                          980,596       2,757,788
    4,534   CITRIX SYS INC (b)                                         56,437         144,589
    6,800   COGNIZANT TECHNOLOGY SOLUTIONS (b)                        110,051         181,560
    2,074   COMMSCOPEINC (b)                                           90,418          54,463
    5,322   COMPUTER SCIENCES CORP (b)                                246,664         235,765
    8,000   COMPUWARECORP (b)                                          54,024          54,880
   41,300   CORNING INC                                               518,972         663,278
    1,200   CREE INC (b)                                               28,926          35,268

See accompanying notes to the financial statements.


                                       34
                                                                     (Continued)

   Face                                                                                           Percent
  amount                                                                            Market          of
or shares                   Security                                Cost           value (a)     net assets
----------  ----------------------------------------------     --------------     -----------   ------------
Information technology (Cont'd):
    2,700   CYPRESS SEMICONDUCTOR CORP (b)                     $        8,499          24,840
   47,350   DELL INC (b)                                            1,115,339         650,116
   32,200   EBAY INC (b)                                              338,565         551,586
    6,800   ELECTRONIC ARTS INC (b)                                   291,314         147,696
   49,310   EMC CORP (b)                                              424,991         645,961
    1,900   EQUINIX INC (b)                                           147,260         138,206
    1,400   F5 NETWORKS INC (b)                                        32,375          48,426
    1,600   FAIRCHILDSEMICONDUCTOR INTL (b)                            21,840          11,184
    4,742   FIDELITY NATL INFORMATION SVC                              96,711          94,650
    2,050   FISERV INC (b)                                             18,488          93,685
    2,700   FLIR SYS INC (b)                                           97,278          60,912
    5,967   GOOGLE INC (b)                                          2,011,528       2,515,628
    2,800   HARRIS CORP DEL                                            37,337          79,408
   61,627   HEWLETT PACKARD CO                                      1,229,895       2,381,884
    2,710   IAC INTERACTIVECORP (b)                                    66,598          43,496
    1,200   IHS INC (b)                                                65,421          59,844
    6,300   INGRAM MICRO INC (b)                                       83,129         110,250
    6,110   INTEGRATED DEVICE TECHNOLOGY (b)                           79,318          36,904
  141,100   INTEL CORP                                                880,006       2,335,205
   33,700   INTERNATIONAL BUSINESS MACHS                            2,921,985       3,518,954
    7,800   INTERSIL CORP                                             123,552          98,046
    7,800   INTUIT (b)                                                187,603         219,648
      400   ITRON INC (b)                                              22,946          22,028
   14,267   JUNIPER NETWORKS INC (b)                                  289,096         336,701
    3,000   KLA TENCOR CORP                                           101,654          75,750
    3,000   LAM RESH CORP (b)                                          83,706          78,000
    2,371   LENDERPROCESSING SVCS INC                                  76,903          65,843
    1,800   LEXMARK INTL INC (b)                                       75,928          28,530
   10,000   LINEAR TECHNOLOGY CORP                                    263,333         233,500
   28,600   LSI CORP (b)                                              120,263         130,416
    1,100   MACROVISION SOLUTIONS CORP (b)                             24,569          23,991
   10,300   MARVELL TECHNOLOGY GROUP LTD (b) (d)                      105,209         119,892
    1,900   MASTERCARD INC                                            215,138         317,889
    1,600   MAXIM INTEGRATED PRODS INC                                 25,608          25,104
    3,900   MCAFEE INC (b)                                             96,027         164,541
    6,914   MEMC ELECTR MATLS INC (b)                                 212,290         123,138
    4,267   METAVANTE TECHNOLOGIES INC (b)                             97,561         110,345
    1,300   METTLER TOLEDO INTL INC (b)                                87,484         100,295
    5,400   MICROCHIP TECHNOLOGY INC                                  101,340         121,770
   15,700   MICRON TECHNOLOGY INC (b)                                  70,415          79,442
    1,000   MICROS SYS INC (b)                                         26,215          25,320
  196,550   MICROSOFT CORP                                          2,410,787       4,671,994
   47,200   MOTOROLA INC                                              264,087         312,936
    4,400   NATIONAL SEMICONDUCTOR CORP                                72,388          55,220
    4,000   NCR CORP NEW (b)                                           85,604          47,320
    8,800   NETAPP INC (b)                                            216,784         173,536
    5,200   NOVELL INC (b)                                             31,071          23,556
    2,800   NOVELLUS SYS INC (b)                                       70,810          46,760
    7,100   NUANCE COMMUNICATIONS INC (b)                             101,494          85,839
   17,750   NVIDIA CORP (b)                                           191,401         200,398
    6,700   ON SEMICONDUCTOR CORP (b)                                  63,550          45,962
   93,962   ORACLE CORP                                               442,963       2,012,666
    7,266   PAYCHEX INC                                               101,485         183,103
    3,400   PERKINELMER INC                                            53,706          59,160
    3,200   PMC SIERRA INC (b)                                         26,160          25,472
    5,700   QLOGIC CORP (b)                                            82,128          72,276
   39,050   QUALCOMM INC                                            1,029,224       1,765,060
    4,500   RAMBUS INC DEL (b)                                         79,087          69,705
    4,200   RED HAT INC (b)                                            61,669          84,546

See accompanying notes to the financial statements.


                                       35
                                                                     (Continued)

   Face                                                                                           Percent
  amount                                                                            Market          of
or shares                   Security                                Cost           value (a)     net assets
----------  ----------------------------------------------     --------------     -----------   ------------
Information technology (Cont'd):
    6,000   SAIC INC (b)                                       $      112,830         111,300
    2,100   SALESFORCE COM INC (b)                                    102,263          80,157
    7,800   SANDISK CORP (b)                                          118,234         114,582
    9,300   SEAGATE TECHNOLOGY                                         87,467          97,278
      500   SOHU COM INC (b)                                           36,563          31,415
   16,356   SUN MICROSYSTEMS INC (b)                                  245,164         150,802
   21,819   SYMANTEC CORP (b)                                         187,612         339,504
    4,200   SYNOPSYS INC (b)                                           88,560          81,942
   11,950   TELLABS INC (b)                                            70,500          68,474
    4,500   TERADATA CORP (b)                                          73,317         105,435
   36,600   TEXAS INSTRS INC                                          758,380         779,580
    3,800   TRIMBLE NAVIGATION LTD (b)                                 87,764          74,594
    6,800   VERISIGN INC (b)                                          137,208         125,664
    3,500   VISHAY INTERTECHNOLOGY INC (b)                             24,203          23,765
      800   VMWARE INC (b)                                             24,132          21,816
    5,900   WESTERN DIGITAL CORP (b)                                   91,433         156,350
   18,044   WESTERN UN CO                                             160,005         295,922
   14,250   XEROX CORP                                                 94,483          92,340
    6,750   XILINX INC                                                 47,180         138,105
   31,340   YAHOO INC (b)                                             473,723         490,784
                                                               --------------   -------------
                                                                   28,466,388      40,900,519       17.93%
Materials:
    5,175   AIR PRODS+ CHEMS INC                                      327,857         334,253
    1,900   AIRGAS INC                                                100,686          77,007
    4,316   AK STL HLDG CORP                                          137,899          82,824
    1,900   ALBEMARLE CORP                                             53,108          48,583
   26,400   ALCOA INC                                                 609,187         272,712
    4,500   ALLEGHENY TECHNOLOGIES INC                                165,665         157,185
    1,400   ALPHA NAT RES INC (b)                                      35,679          36,778
    5,300   ARCH COAL INC                                              47,687          81,461
      900   ASHLAND INC NEW                                            22,820          25,245
    3,032   BALL CORP                                                  70,662         136,925
    4,200   BEMIS CO INC                                               93,645         105,840
    2,600   CELANESE CORP DE                                          126,875          61,750
    2,700   CLIFFS NAT RES INC                                         67,919          66,069
      500   COMPASS MINERALS INTL INC                                  27,453          27,455
    4,300   CROWN HLDGS INC (b)                                        74,494         103,802
    3,537   CYTEC INDS INC                                            195,563          65,859
   26,550   DOW CHEM CO                                               848,889         428,517
   25,325   DU PONT EI DE NEMOURS + CO                              1,012,294         648,827
    2,338   EAGLE MATLS INC                                            47,204          59,011
    1,000   EASTMAN CHEM CO                                            32,854          37,900
    4,471   ECOLAB INC                                                168,776         174,324
    1,900   FMC CORP                                                  113,204          89,870
    9,748   FREEPORT MCMORAN COPPER + GOLD                            489,522         488,472
    1,700   GREIF INC                                                  77,348          75,174
    5,100   HUNTSMAN CORP                                              96,099          25,653
   13,931   INTERNATIONAL PAPER CO                                    292,674         210,776
    1,000   INTREPID POTASH INC (b)                                    30,875          28,080
    4,883   INTRNTNL FLAVRS + FRAGRNCS INC                            105,046         159,772
    1,400   JARDEN CORP (b)                                            25,277          26,250
    1,500   LUBRIZOL CORP                                              72,108          70,965
      700   MARTIN MARIETTA MATLS INC                                  27,965          55,216
    6,975   MEADWESTVACO CORP                                         124,312         114,460
   13,615   MONSANTO CO NEW                                           336,553       1,012,139
    4,800   MOSAIC CO                                                 139,447         212,640
   12,445   NEWMONT MNG CORP                                          325,903         508,627
    5,900   NUCOR CORP                                                100,351         262,137
    4,950   OWENS ILLINC (b)                                           91,031         138,650

See accompanying notes to the financial statements.


                                       36
                                                                     (Continued)

   Face                                                                                           Percent
  amount                                                                            Market          of
or shares                   Security                                Cost           value (a)     net assets
----------  ----------------------------------------------     --------------     -----------   ------------
Materials (Cont'd):
    3,200   PACKAGING CORP AMER                                        55,674          51,840
    3,850   PACTIV CORP (b)                                            52,072          83,545
    3,086   PPG INDS INC                                              144,348         135,475
    7,650   PRAXAIR INC                                               343,228         543,686
    4,648   RAYONIER INC                                              106,877         168,955
      900   ROYAL GOLD INC                                             39,371          37,530
    6,000   RPM INTL INC                                               61,643          84,240
      700   SCOTTS MIRACLE GRO CO                                      25,183          24,535
    3,400   SEALED AIR CORP NEW                                        82,806          62,730
    3,200   SIGMA ALDRICH                                             187,446         158,592
    5,200   SONOCO PRODS CO                                           127,607         124,540
    5,400   SOUTHERN COPPER CORP DEL                                   64,881         110,376
    3,600   STEEL DYNAMICS INC                                         87,525          53,028
    2,000   TEMPLE INLAND INC                                          22,890          26,240
    2,349   TITANIUM METALS CORP                                       62,648          21,587
    3,100   UNITED STS STL CORP NEW                                   160,947         110,794
    3,200   VALSPAR CORP                                               68,240          72,096
    2,157   VULCAN MATLS CO                                           120,017          92,967
                                                               --------------   -------------
                                                                    8,528,326       8,473,964        3.72%
Telecommunication services:
    6,950   AMERICAN TOWER CORP (b)                                   121,100         219,134
  146,215   AT+T INC                                                3,686,100       3,631,981
    3,450   CENTURYTEL INC                                             93,913         105,915
    9,300   CROWN CASTLE INTL CORP (b)                                223,954         223,386
    3,040   ECHOSTAR CORP (b)                                          67,049          48,458
    3,992   EMBARQ CORP                                               121,233         167,904
   11,525   FRONTIER COMMUNICATIONS CORP                               88,166          82,289
    8,000   JDS UNIPHASE CORP (b)                                     111,480          45,760
      700   LEAP WIRELESS INTL INC (b)                                 36,068          23,051
    9,253   LIBERTY GLOBAL INC (b)                                    219,268         147,030
    7,100   METROPCS COMMUNICATIONS INC (b)                           117,569          94,501
    4,800   NEUSTAR INC (b)                                            79,848         106,368
    2,400   NII HLDGS INC (b)                                          47,508          45,768
   36,300   QWEST COMMUNICATIONS INTL INC                             134,207         150,645
    3,100   SBA COMMUNCATIONS CORP (b)                                 83,846          76,074
   78,266   SPRINT NEXTEL CORP (b)                                    349,679         376,459
    2,700   TELEPHONE+ DATA SYS INC                                    72,097          76,410
    2,300   TW TELECOM INC (b)                                         25,312          23,621
    1,980   UNITED STATES CELLULAR CORP (b)                            99,059          76,131
   69,683   VERIZON COMMUNICATIONS                                  2,312,815       2,141,359
   11,424   WINDSTREAM CORP                                           138,133          95,505
                                                               --------------   -------------
                                                                    8,228,403       7,957,747        3.49%
Utilities:
   24,467   AES CORP (b)                                              353,174         284,062
    4,500   AGL RES INC                                               135,198         143,100
    3,000   ALLEGHENY ENERGY INC                                      168,525          76,950
    1,000   ALLIANT ENERGY CORP                                        24,835          26,130
    5,400   AMEREN CORP                                               209,724         134,406
    9,200   AMERICAN ELEC PWR INC                                     309,797         265,788
    3,488   AQUA AMERINC                                               67,899          62,435
   18,600   CALPINE CORP (b)                                          123,969         207,390
    5,800   CENTERPOINT ENERGY INC                                     66,308          64,264
   10,200   CMS ENERGY CORP                                           144,342         123,216
    6,600   CONSOLIDATED EDISON INC                                   273,555         246,972
    3,515   CONSTELLATION ENERGY GROUP INC                            156,028          93,429
   13,562   DOMINION RES INC VA NEW                                   478,679         453,242
    1,100   DPL INC                                                    24,481          25,487
    5,300   DTE ENERGY CO                                             213,573         169,600
   30,013   DUKE ENERGY HLDG CORP                                     391,340         437,890

See accompanying notes to the financial statements.


                                       37
                                                                     (Continued)

   Face                                                                                           Percent
  amount                                                                            Market          of
or shares                   Security                                Cost           value (a)     net assets
----------  ----------------------------------------------     --------------     -----------   ------------
Utilities (Cont'd):
    8,700   DYNEGY INC DEL (b)                                 $       61,901          19,749
    9,425   EDISON INTL                                               108,441         296,511
    4,764   ENTERGY CORP NEW                                          192,987         369,305
    4,000   EQT CORP                                                  132,900         139,640
   16,432   EXELON CORP                                               780,346         841,483
    7,216   FIRSTENERGY CORP                                          371,700         279,620
    9,672   FPL GROUPINC                                              454,710         549,950
    2,800   GREAT PLAINS ENERGY INC                                    43,498          43,540
    1,300   HAWAIIAN ELEC INDS INC                                     24,005          24,778
    3,300   INTEGRYS ENERGY GROUP INC                                 164,560          98,967
    1,900   ITC HLDGS CORP                                             83,876          86,184
    7,200   MIRANT CORP NEW (b)                                       263,250         113,328
    2,900   NALCO HLDG CO                                              58,310          48,836
    1,500   NATIONAL FUEL GAS CO N J                                   38,322          54,120
    7,800   NISOURCE INC                                              128,106          90,948
    2,600   NORTHEASTUTILS                                             64,649          58,006
    5,900   NRG ENERGY INC (b)                                        123,958         153,164
    2,700   NSTAR                                                      92,265          86,697
    6,200   NV ENERGY INC                                              76,954          66,898
    2,400   OGE ENERGY CORP                                            43,344          67,968
      900   ONEOK INC NEW                                              26,132          26,541
      700   ORMAT TECHNOLOGIES INC                                     27,311          28,217
    6,028   PEPCO HLDGS INC                                           119,419          81,016
    5,100   PETROHAWK ENERGY CORP (b)                                 129,577         113,730
    7,700   PG+E CORP                                                 145,781         295,988
    2,400   PINNACLE WEST CAP CORP                                     71,637          72,360
    9,787   PPL CORP                                                  311,030         322,580
    6,131   PROGRESS ENERGY INC                                       230,254         231,936
   12,084   PUBLIC SVC ENTERPRISE GROUP                               368,836         394,301
    5,800   QUESTAR CORP                                               66,188         180,148
   12,600   RRI ENERGY INC (b)                                        161,722          63,126
    4,800   SCANA CORP NEW                                            166,536         155,856
    4,700   SEMPRA ENERGY                                             234,783         233,261
   19,259   SOUTHERN CO                                               545,610         600,110
    2,200   SOUTHERN UN CO NEW                                         28,347          40,458
   14,554   SPECTRA ENERGY CORP                                       253,079         246,254
    7,600   TECO ENERGY INC                                            90,842          90,668
    6,500   UGI CORP NEW                                              139,688         165,685
    1,400   WESTSTAR ENERGY INC                                        25,767          26,278
    3,710   WISCONSIN ENERGY CORP                                      71,536         151,034
   12,125   XCEL ENERGY INC                                           108,918         223,221
                                                               --------------   -------------
                                                                    9,772,497      10,046,820        4.41%
Cash equivalents:
  429,779   SSGA MONEY MARKET FUND, current rate 0.22%                429,779         429,779
                                                               --------------   -------------
                                                                      429,779         429,779        0.19%
                                                               --------------   -------------     -------
                         Grand total (c)                       $  205,587,492     227,813,322       99.89%
                                                               ==============   =============     =======

Notes to investments in securities:

      (a)   Securities are valued in accordance with procedures described in note 2 to the December 31, 2008 financial statements.

      (b)   Currently non-income producing assets.

      (c) At June 30, 2009, the cost for Federal income tax purposes was $205,865,914. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

                 Gross unrealized appreciation              $    48,099,008
                 Gross unrealized depreciation                  (26,151,600)
                                                            ---------------
                      Net unrealized appreciation           $    21,947,408
                                                            ===============

      (d) Foreign security values are stated in U.S. dollars. As of June 30, 2009 the value of foreign securities represented 0.27% of net assets.

See accompanying notes to the financial statements.


                                       38
                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
               Schedule of Investments - Clearwater Small Cap Fund
                            June 30, 2009 (unaudited)

              Clearwater Small Cap Fund Portfolio Diversification
                        (as a percentage of net assets)

  [THE FOLLOWING TABLE WAS REPRESENTED AS PIE CHART IN THE PRINTED MATERIAL.]

Cash Equivalent                          1%
Consumer Discretionary                  10%
Consumer Staples                         9%
Energy                                  15%
Financials                              14%
Healthcare                              11%
Industrials                             12%
Information Technology                  16%
Materials                                5%
Telecommunications                       3%
Utilities                                4%

See accompanying notes to the financial statements.

                           CLEARWATER INVESTMENT TRUST
         Schedule of Investments - Clearwater Small Cap Fund (unaudited)
                                 June 30, 2009

   Face                                                                                           Percent
  amount                                                                            Fair            of
or shares                   Security                                Cost          value (a)      net assets
---------   ---------------------------------------------      --------------   -------------   ------------
Common stocks:
  Consumer discretionary:
   19,250   AFC ENTERPRISES INC (b)                            $      121,439         129,938
    5,150   ANNTAYLOR STORES CORP (b)                                  35,971          41,097
   32,800   CENTURY CASINOS INC (b)                                    44,773          97,744
    3,650   CKE RESTAURANTS INC                                        29,640          30,952
    7,250   COLE KENNETH PRODTNS INC                                   51,887          50,968
   30,100   DENNYS CORP (b)                                            72,199          64,715
   20,225   FUEL SYS SOLUTIONS INC (b)                                505,139         408,343
   30,000   GAYLORD ENTMT CO NEW (b)                                  783,218         381,300
  113,600   HANCOCK FABRICS INC (b)                                    47,051         126,096
  357,467   HANDLEMANCO DEL (b)                                       498,524          11,796
   26,500   HANESBRANDS INC (b)                                       605,173         397,765
   45,830   JO ANN STORES INC (b)                                     522,900         947,306
   10,000   MIDAS INC (b)                                             103,374         104,800
    6,350   MONRO MUFFLER BRAKE INC                                   160,887         163,259
   25,000   ORIENT EXPRESS HOTELS LTD (b) (d)                         520,045         212,250
  281,495   PACIFIC SUNWEAR OF CALIF (b)                            1,012,716         948,638
   24,521   PHILLIPS VAN HEUSEN CORP                                  764,377         703,507
   36,338   RED ROBIN GOURMET BURGERS INC (b)                         643,117         681,338
   45,000   SAKS INC (b)                                              758,428         199,350
    4,258   SHOE CARNIVAL INC (b)                                      47,017          50,798
   12,000   SNAP ON INC                                               552,421         344,880
   12,100   TRACTOR SUPPLY CO (b)                                     407,601         499,972
   11,850   VAIL RESORTS INC (b)                                      430,566         317,817
   13,000   WABCO HLDGS INC (b)                                       614,201         230,100
   75,515   WABTEC                                                  2,418,320       2,429,318
   16,000   WABTEC                                                    424,579         514,720
   27,050   WMS INDUSTRIES INC (b)                                    551,592         852,346
   30,000   WYNDHAM WORLDWIDE CORP                                    766,350         363,600
                                                               --------------   -------------
                                                                   13,493,505      11,304,711        7.18%
  Consumer staples:
   20,850   ALLION HEALTHCARE INC (b)                                 117,807         124,058
   29,410   AMERICAN ITALIAN PASTA CO (b)                             728,127         857,007
   14,240   CHATTEM INC (b)                                           764,765         969,744
    4,200   CHIQUITA BRANDS INTL INC (b)                               43,108          43,092
   23,000   DR PEPPERSNAPPLE GROUP INC (b)                            361,424         487,370
   27,000   FLOWERS FOODS INC                                         511,723         589,680
    1,650   INGLES MKTS INC                                            23,628          25,146
    2,150   J + J SNACK FOODS CORP                                     74,314          77,185
   84,971   MEDIFAST INC (b)                                          459,098         973,768
    9,950   OMEGA PROTEIN CORP (b)                                     53,572          40,397
   16,050   RALCORP HLDGS INC NEW (b)                                 897,658         977,766
   65,000   SALLY BEAUTY HLDGS INC (b)                                562,956         413,400
   88,575   SPARTAN STORES INC                                      1,755,777       1,099,216
   25,000   SUPERVALU INC                                             476,323         323,750
   47,460   TREEHOUSE FOODS INC (b)                                 1,056,377       1,365,424
                                                               --------------   -------------
                                                                    7,886,656       8,367,003        5.32%
  Energy:
   18,000   COMSTOCK RES INC (b)                                      530,236         594,900
   11,000   CONTANGO OIL + GAS CO (b)                                 491,222         467,390
   41,590   DRIL QUIPINC (b)                                          974,747       1,584,579
   34,000   EXCO RES INC (b)                                          570,189         439,280
   22,000   GOODRICH PETE CORP (b)                                    668,990         540,980

See accompanying notes to the financial statements.


                                       40
                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
         Schedule of Investments - Clearwater Small Cap Fund (unaudited)
                                 June 30, 2009

   Face                                                                                           Percent
  amount                                                                            Fair            of
or shares                   Security                                Cost          value (a)      net assets
---------   ---------------------------------------------      --------------   -------------   ------------
   25,015   GULFMARK OFFSHORE INC (b)                                 945,682         690,414
   10,100   OIL STATES INTL INC (b)                                   236,391         244,521
   49,625   PENN VA CORP                                              935,868         812,361
   14,000   PLAINS EXPL & PRODTN CO (b)                               615,865         383,040
   23,000   TESCO CORP (b)                                            570,490         182,620
   25,420   WHITING PETE CORP NEW (b)                                 766,436         893,767
   29,000   WILLBROS GROUP INC (b)                                    482,574         362,790
                                                               --------------   -------------
                                                                    7,788,691       7,196,642        4.57%
  Financials:
   21,075   ABINGTON BANCORP INC PENN                                 188,927         167,757
   32,460   AMERICAN CAMPUS CMNTYS INC                                615,680         719,963
   95,577   AMTRUST FINANCIAL SERVICES                                821,133       1,089,578
   24,950   ASPEN INSURANCE HOLDINGS LTD                              542,201         557,383
   30,000   BANKFINANCIAL CORP                                        512,714         265,800
    3,800   BERKSHIRE HILL BANCORP INC                                 90,155          78,964
    6,200   BROOKLINE BANCORP INC DEL                                  58,884          57,784
   52,900   CAPLEASE INC                                               99,337         146,004
   15,050   CENTER FINL CORP CA                                        43,848          37,926
   10,300   CNB FINL CORP MASS (b)                                    104,072         109,180
   33,305   COMMUNITY TR BANCORP INC                                  943,107         890,909
  136,952   CONSECO INC (b)                                           285,186         324,576
   35,700   CORPORATE OFFICE PPTYS TR                               1,015,525       1,047,081
    5,850   DIME CMNTY BANCORP INC                                     46,866          53,294
    9,800   EAST WEST BANCORP INC                                      57,774          63,602
   15,500   EASTERN INS HLDGS INC                                     202,517         145,855
   47,000   EPOCH HLDG CORP                                           635,624         406,080
  104,270   FIRST FINL BANCORP                                        785,927         784,110
   64,926   FIRST MERCHANTS CORP                                    1,028,948         521,356
   77,000   FIRST NIAGARA FINL GROUP INC                            1,110,190         879,340
    8,550   FIRST POTOMAC RLTY TR                                      80,702          83,363
   31,000   FORESTAR GROUP INC (b)                                    678,995         368,280
   20,000   GALLAGHER ARTHUR J + CO                                   372,538         426,800
   57,010   HEALTHCARE RLTY TR                                        954,045         959,478
   34,080   HOME FED BANCORP INC MD                                   450,267         347,275
   15,145   HORACE MANN EDUCATORS CORP NEW                            130,051         150,996
    7,470   HORIZON BANCORP IND                                       100,149         122,583
   11,500   IBERIABANK CORP                                           529,273         453,215
    3,028   INVESTORS TITLE INS CO                                     83,306          81,453
   22,000   LEGG MASON INC                                            549,294         536,360
   49,850   MB FINL INC                                               508,052         507,972
   42,750   MEDICAL PPTYS TR INC                                      205,947         259,493
  107,177   NATIONAL PENN BANCSHARES INC                              491,441         494,086
   57,195   NATIONAL RETAIL PPTYS INC                                 967,954         992,333
   59,725   NEWALLIANCE BANCSHARES INC                                738,878         686,838
   27,900   PLATINUM UNDERWRITERS HOLDINGS                            828,000         797,661
   20,000   PRIVATEBANKCORP INC                                       668,656         444,800
   14,015   PULASKI FINL CORP                                         125,531          92,499
   63,975   RAYMOND JAMES FINANCIAL INC                               993,960       1,101,010
   21,125   REDWOOD TR INC.                                           238,944         311,805
   31,840   RENASANT CORP                                             646,921         478,237
    2,750   SCBT FINL CORP                                             63,250          65,148
    5,150   SMITHTOWN BANCORP INC                                      51,500          65,869
    4,632   STELLARONE CORP                                            55,703          59,984
    4,150   STEWART INFORMATION SVCS CORP                              77,304          59,138
   66,350   TEXAS CAPBANCSHARES INC (b)                               989,769       1,026,435
   35,000   WALTER INV MGMT CORP (b)                                  465,880         464,800
    8,400   WESTFIELD FINL INC NEW                                     78,184          76,104

See accompanying notes to the financial statements.


                                       41
                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
         Schedule of Investments - Clearwater Small Cap Fund (unaudited)
                                 June 30, 2009

   Face                                                                                           Percent
  amount                                                                            Fair            of
or shares                   Security                                Cost          value (a)      net assets
---------   ---------------------------------------------      --------------   -------------   ------------
   65,000   WESTFIELD FINL INC NEW                                    695,338         588,900
   50,959   WHITNEY HLDG CORP                                         590,722         466,784
    2,850   WSFS FINL CORP                                             75,648          77,834
                                                               --------------   -------------
                                                                   22,674,819      20,994,070       13.35%
  Healthcare:
   15,214   AMEDISYS INC (b)                                          470,740         502,366
  118,175   AMERICAN MED SYS HLDGS (b)                              1,102,482       1,867,165
   18,690   AMERIGROUP CORP (b)                                       514,837         501,827
   21,000   AMERISOURCEBERGEN CORP                                    346,011         372,540
   20,595   BIO IMAGING TECHNOLOGIES INC (b)                          112,221          73,730
   10,040   BIO RAD LABORATORIES INC (b)                              711,115         757,819
  157,661   BRUKER CORP (b)                                           702,056       1,459,941
   40,388   CATALYST HEALTH SOLUTIONS INC (b)                         810,655       1,007,277
   12,000   COVIDIEN LTD                                              503,805         449,280
   26,358   DIGIRAD CORP (b)                                           28,632          33,738
  148,250   ENDOCARE INC (b)                                          149,140         195,690
   34,050   FIVE STAR QUALITY CARE INC (b)                             46,880          65,036
  105,756   HEALTHSPRING INC (b)                                    1,343,207       1,148,510
   59,523   HEALTHTRONICS INC (b)                                     118,564         119,641
   24,000   HILL ROM HLDGS                                            479,321         389,280
   22,920   HOME DIAGNOSTICS INC DEL (b)                              143,623         140,729
   55,305   IMMUCOR CORP (b)                                        1,411,348         760,997
   28,000   IMS HEALTH INC                                            419,289         355,600
    8,195   INTEGRAMED AMER INC (b)                                    61,789          59,496
    3,850   INVACARE CORP                                              65,173          67,953
   82,566   KENDLE INTL INC (b)                                     1,282,453       1,010,608
   50,000   LANGER INC (b)                                             30,631          33,000
   71,809   MARTEK BIOSCIENCES CORP                                 1,765,675       1,518,760
   19,100   MAXIMUS INC                                               657,513         787,875
   25,037   NOVAMED EYECARE INC (b)                                    71,599          98,896
   13,617   ORASURE TECHNOLOGIES INC (b)                               36,738          33,634
   57,235   ORTHOFIX INTERNATIONAL NV (b) (d)                       1,064,552       1,431,447
   10,000   PATTERSON COS INC (b)                                     208,266         217,000
   28,000   PERRIGO CO                                                567,665         777,840
   22,000   PHARMERICA CORP (b)                                       426,857         431,860
   34,430   PHC INC MASS (b)                                           48,374          48,374
   96,925   PSYCHIATRIC SOLUTIONS INC (b)                           1,364,858       2,204,075
  118,330   SYMMETRY MED INC (b)                                    1,440,476       1,102,836
   29,500   SYNERGETICS USA INC (b)                                    48,125          36,285
   48,580   THORATEC CORP (b)                                         866,615       1,300,972
   21,025   UNITED THERAPEUTICS CORP DEL (b)                        1,380,855       1,752,013
    9,150   UNIVERSAL HEALTH SVCS INC                                 345,891         446,978
    4,850   US PHYSICAL THERAPY INC (b)                                72,166          72,166
   60,395   ZOLL MED CORP (b)                                       1,008,278       1,168,039
                                                               --------------   -------------
                                                                   22,228,475      24,801,272       15.76%
  Industrials:
   73,445   ACTUANT CORP                                            1,155,295         896,029
   15,000   ACUITY BRANDS INC                                         533,328         420,750
   27,000   AECOM TECHNOLOGY CORP (b)                                 628,313         864,000
   34,410   ALLIED DEFENSE GROUP INC (b)                              162,670         151,404
   23,094   APPLIED SIGNAL TECHNOLOGY INC                             394,296         589,128
   16,200   ASTRONICSCORP (b)                                         199,005         168,318
    2,475   ASTRONICSCORP (b)                                          32,956          26,297
   20,301   AXSYS TECHNOLOGIES INC (b)                                774,384       1,088,946
   52,155   BE AEROSPACE INC (b)                                    1,625,673         748,946
   14,000   BRINKS CO                                                 399,884         406,420
   20,000   BRINKS HOME SEC HLDGS INC (b)                             459,348         566,200

See accompanying notes to the financial statements.


                                       42
                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
         Schedule of Investments - Clearwater Small Cap Fund (unaudited)
                                 June 30, 2009

   Face                                                                                           Percent
  amount                                                                            Fair            of
or shares                   Security                                Cost          value (a)      net assets
---------   ---------------------------------------------      --------------   -------------   ------------
   18,000   BUCYRUS INTL INC NEW                                      429,218         514,080
   12,863   CECO ENVIRONMENTAL CORP (b)                                32,655          51,195
   23,500   CHICAGO BRDG + IRON CO N V (d)                            512,687         291,400
   16,400   CLARCOR INC                                               399,483         478,716
   56,505   COINSTAR INC (b)                                        1,715,052       1,508,684
   40,000   COLFAX CORP (b)                                           478,003         308,800
   26,000   COVANTA HLDG CORP (b)                                     490,480         440,960
   41,900   CURTISS WRIGHT CORP                                     1,576,848       1,245,687
  122,484   DAYSTAR TECHNOLOGIES INC (b)                              301,483          97,987
    5,400   ENNIS INC                                                  69,365          67,284
   14,500   ENPRO INDS INC (b)                                        442,045         261,145
   23,368   ESCO TECHNOLOGIES INC (b)                                 918,921       1,046,886
    8,500   FLOWSERVE CORP                                            433,671         593,385
   23,500   FOSTER L B CO (b)                                         542,920         706,645
   20,000   FOSTER WHEELER LTD (b)                                    407,971         475,000
   40,140   GARDNER DENVER INC (b)                                  1,287,203       1,010,324
  560,950   GENCORP INC (b)                                           239,409         275,567
  156,450   GENCORP INC (b)                                           921,900         298,820
   19,950   GENESEE & WYO INC (b)                                     502,922         528,875
   14,000   HARSCO CORP                                               708,406         396,200
    9,400   HAWAIIAN HLDGS INC (b)                                     29,164          56,588
   20,365   HEWITT ASSOCS INC (b)                                     544,862         606,470
   45,602   ICF INTL INC (b)                                          798,860       1,258,159
   92,050   ICONIX BRAND GROUP INC (b)                                897,317       1,415,729
   43,087   II VI INC (b)                                             991,380         955,239
   67,350   INSITUFORM TECHNOLOGIES INC (b)                           973,232       1,142,930
    4,750   INSTEEL INDS INC                                           38,537          39,140
   46,950   INVENTUREGROUP INC (b)                                     87,423         115,497
  151,800   ITEX CORP (b)                                              89,132         103,224
   40,000   JOHN BEAN TECHNOLOGIES CORP                               516,680         500,800
   13,300   JOY GLOBAL INC                                            515,967         475,076
   25,000   KANSAS CITY SOUTHERN (b)                                  582,716         402,750
   21,700   KIRBY CORP (b)                                            518,390         689,843
   27,700   KOPPERS HLDGS INC                                       1,096,440         730,449
   58,900   MANITOWOC INC                                             468,094         309,814
   67,450   MCDERMOTT INTL INC (b)                                    979,168       1,369,910
   43,000   MUELLER WTR PRODS INC                                     654,608         160,820
   15,000   SHAW GROUP INC (b)                                        658,461         411,150
   15,500   TENNANT CO                                                619,331         285,045
   18,000   TEREX CORP NEW (b)                                        593,475         217,260
   10,650   THOMAS + BETTS CORP (b)                                   497,587         307,359
   18,000   TIMKEN CO                                                 583,801         307,440
   12,000   TYCO INTERNATIONAL LTD BERMUDA (d)                        583,430         311,760
   11,370   ULTRALIFECORP COM (b)                                      92,192          81,523
  245,626   VALASSIS COMMUNICATIONS INC (b)                           345,756       1,500,775
    1,600   VSE CORP                                                   44,764          41,856
   18,000   WRIGHT EXPRESS CORP (b)                                   495,073         458,460
                                                               --------------   -------------
                                                                   33,071,633      30,779,140       19.55%
Information technology:
  306,935   3COM CORP (b)                                             622,889       1,445,664
  323,546   8X8 INC NEW (b)                                           323,553         194,128
   42,000   ADAPTEC INC (b)                                           102,391         111,300
   84,000   ALLIANCE FIBER OPTIC PRODS INC (b)                         71,527          90,720
  135,889   ANAREN INC (b)                                          1,365,527       2,402,518
   96,200   AVOCENT CORP (b)                                        1,826,003       1,342,952
   24,725   AXT INC (b)                                                73,083          34,121
   71,450   BLUEPHOENIX SOLUTIONS LTD (b) (d)                         168,681         175,053

See accompanying notes to the financial statements.


                                       43
                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
         Schedule of Investments - Clearwater Small Cap Fund (unaudited)
                                 June 30, 2009

   Face                                                                                           Percent
  amount                                                                            Fair            of
or shares                   Security                                Cost          value (a)      net assets
---------   ---------------------------------------------      --------------   -------------   ------------
   28,000   BROADRIDGE FINL SOLUTIONS INC                             458,289         464,240
   35,280   CACI INTLINC (b)                                        1,402,922       1,506,809
   92,950   CALAMP CORP (b)                                            62,620          74,360
   12,337   CEVA INC (b)                                               79,599         107,085
  217,544   CIBER INC (b)                                             695,157         674,386
   67,725   COMTECH TELECOMMUNICATIONS (b)                          1,802,978       2,159,073
   13,550   CONCURRENT COMPUTER CORP NEW (b)                           48,140          77,371
   18,377   DATALINK CORP (b)                                          52,920          78,102
   20,840   DST SYS INC DEL (b)                                       741,131         770,038
   88,029   DYNAMICS RESH CORP (b)                                    788,360         881,170
   29,039   FREQUENCYELECTRS INC (b)                                  126,463         108,896
   88,119   GILAT SATELLITE NETWORKS LTD (b) (d)                      448,622         391,248
   10,226   GLOBECOMMSYS INC (b)                                       53,257          73,525
  725,700   GRAPHON CORP (b)                                          201,337          58,056
   27,700   GSI TECHNOLOGY INC (b)                                     82,847         106,922
   34,200   HENRY JACK + ASSOC INC                                    702,928         709,650
    7,300   INDUSTRIAL SVCS AMER INC FL                                62,421          48,910
   11,709   INFOSPACEINC (b)                                           68,485          77,631
   15,050   INTEGRAL SYS INC MD (b)                                   146,183         125,216
   21,100   ITERIS INC NEW (b)                                         26,871          27,430
   20,000   LENDERPROCESSING SVCS INC                                 548,268         555,400
  110,949   LOGICVISION INC DE (b)                                     90,360         114,277
  345,108   LOOKSMART LTD (b)                                         875,928         458,994
   45,675   MACROVISION SOLUTIONS CORP (b)                            603,318         996,172
   19,055   MEDIWARE INFORMATION SYS INC (b)                           88,193         117,188
   33,200   MEMSIC INC (b)                                             64,813         140,768
   36,489   MERCURY COMPUTER SYS INC (b)                              247,315         337,523
   20,900   MICROTUNE INC DEL (b)                                      50,432          48,906
   10,200   O2MICRO INTL LTD (b) (d)                                   22,350          51,000
   20,116   OPNEXT INC (b)                                             34,049          43,048
    3,000   OSI SYS INC (b)                                            45,757          62,550
    5,106   PERVASIVE SOFTWARE INC (b)                                 24,937          31,096
  146,996   RADIANT SYS INC (b)                                     1,293,614       1,220,067
    8,750   RADISYS CORP (b)                                           53,835          78,838
   30,300   REALNETWORKS INC (b)                                       80,723          90,597
  135,867   RF MICRO DEVICES INC (b)                                  314,478         510,860
  364,830   SELECTICAINC DEL (b)                                      159,131         153,229
   42,850   SKILLSOFT PUB LTD CO (b)                                  322,369         334,230
    5,869   SMITH MICRO SOFTWARE INC (b)                               32,340          57,634
   29,350   SPECTRUM CTL INC (b)                                      232,736         258,280
    2,200   STANDARD MICROSYSTEMS CORP (b)                             36,283          44,990
    7,260   SUPER MICRO COMPUTER INC (b)                               36,957          55,612
    9,950   SYMMETRICOM INC (b)                                        35,121          57,412
   25,650   SYNAPTICSINC (b)                                          643,917         991,373
   24,850   TAKE TWO INTERACTIVE SOFTWARE                             194,168         235,330
   21,690   TELEDYNE TECHNOLOGIES INC (b)                             945,577         710,348
   69,263   TIER TECHNOLOGIES INC (b)                                 562,604         531,940
  187,235   UNISYS CORP (b)                                           111,954         282,725
   12,300   UNITED ONLINE INC                                          74,021          80,073
  105,297   VIASAT INC (b)                                          2,085,346       2,699,815
   12,062   VICON INDS INC (b)                                         68,006          69,960
   57,978   VIRAGE LOGIC CORP (b)                                     196,093         260,901
   12,375   ZAGG INC (b)                                               19,544          85,388
   23,300   ZILOG INC (b)                                              55,218          55,454
    6,200   ZORAN CORP (b)                                             33,889          67,580
                                                               --------------   -------------
                                                                   22,888,826      26,206,126       16.65%

See accompanying notes to the financial statements.


                                       44
                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
         Schedule of Investments - Clearwater Small Cap Fund (unaudited)
                                 June 30, 2009

   Face                                                                                           Percent
  amount                                                                            Fair            of
or shares                   Security                                Cost          value (a)      net assets
---------   ---------------------------------------------      --------------   -------------   ------------
  Materials:
   17,000   APTARGROUP INC                                            711,338         574,090
   57,050   CALGON CARBON CORP (b)                                    692,986         792,425
   24,150   CARPENTER TECHNOLOGY CORP                                 432,609         502,562
   20,000   CLEARWATER PAPER CORP (b)                                 457,261         505,800
   10,050   COMPASS MINERALS INTL INC                                 514,062         551,846
   10,500   DELTIC TIMBER CORP                                        503,271         372,435
   29,000   GREIF INC                                               1,556,979       1,282,380
    8,902   HAYNES INTL INC (b)                                       173,083         210,977
   14,350   INNOSPEC INC                                              123,378         154,263
   12,250   NORTH AMERN GALVANIZING (b)                                43,328          74,235
   36,770   ROCK TENN CO                                            1,040,390       1,403,143
   48,548   STAMFORD INDUSTRIAL GROUP INC (b)                         362,814          80,104
   14,000   TEXAS INDS INC                                            775,328         439,040
   11,900   UFP TECHNOLOGIES INC (b)                                   68,689          49,623
   36,363   WHX CORP (b)                                              468,130          94,544
   42,000   ZEP INC                                                   601,927         506,100
                                                               --------------   -------------
                                                                    8,525,573       7,593,566        4.82%
  Utilities:
   11,900   ALLEGHENY ENERGY INC                                      500,010         305,235
   21,030   ALLETE INC                                                671,405         604,613
   12,000   ALLETE INC                                                558,188         345,000
    2,300   AMERICAN STS WTR CO                                        77,315          79,672
   28,000   CALPINE CORP (b)                                          495,994         312,200
    6,350   CENTRAL VT PUBLIC SERVICE                                 132,577         114,935
    4,100   CHESAPEAKE UTILS CORP                                     115,235         133,373
   19,000   CLECO CORP NEW                                            470,134         425,980
    9,650   CONNECTICUT WTR SVC INC                                   234,888         209,309
   14,000   ITC HLDGS CORP                                            638,988         635,040
   14,800   MIDDLESEX WTR CO                                          278,126         213,860
   65,245   NEUSTAR INC (b)                                         1,292,007       1,445,829
   32,575   NEUTRAL TANDEM INC (b)                                    889,415         961,614
   68,030   NGP CAP RES CO                                          1,101,107         399,336
   14,000   OTTER TAIL CORP                                           443,279         305,760
    8,250   PENNICHUCK CORP                                           158,698         188,100
   40,000   PETROHAWK ENERGY CORP (b)                                 448,994         892,000
   24,500   PORTLAND GEN ELEC CO                                      677,887         477,260
  154,700   PREMIERE GLOBAL SVCS INC (b)                            1,962,782       1,676,948
    2,300   SJW CORP                                                   60,522          52,210
   25,925   SOUTHWEST GAS CORP                                        639,058         575,794
   17,900   SOUTHWEST WTR CO                                           86,020          98,808
  147,064   SYNIVERSE HLDGS INC (b)                                 2,023,677       2,357,436
   19,150   UNITIL CORP                                               383,591         394,873
   15,000   VECTREN CORP                                              380,013         351,450
   13,150   YORK WTR CO                                               166,122         201,590
                                                               --------------   -------------
                                                                   14,886,033      13,758,224        8.74%
ETFs:
  Commodities:
   23,000   POWERSHARES DB MULTI SECTOR                               591,023         585,350
   20,000   SPDR SER TR                                               503,442         366,600
                                                               --------------   -------------
                                                                    1,094,465         951,950        0.60%
 Cash equivalents:
7,484,051   SSGA MONEY MARKET FUND, Current rate 0.22%              7,484,051       7,484,051        4.76%
                                                               --------------   -------------   ---------
                          Grand Total (c)                      $  162,022,728     159,436,754      101.30%
                                                               ==============   =============   =========

Notes to Investments in Securities

      (a)   Securities are valued in accordance with procedures described in note 2 to the financial statements.

      (b)   Currently non-income producing assets.

      (c) At June 30, 2009, the cost for Federal income tax purposes was $162,022,728. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

                   Gross unrealized appreciation            $   20,330,692
                   Gross unrealized depreciation               (22,916,666)
                                                            --------------
                              Net unrealized appreciation   $   (2,585,974)
                                                            ==============

      (d) Foreign security values are stated in U.S. dollars. As of June 30, 2009, the value of foreign securities represented 1.80% of net assets.

See accompanying notes to the financial statements.


                                       45
                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST
         Schedule of Investments - Clearwater Small Cap Fund (unaudited)
                                 June 30, 2009

              Clearwater Small Cap Fund Portfolio Diversification
                        (as a percentage of net assets)

  [THE FOLLOWING TABLE WAS REPRESENTED AS PIE CHART IN THE PRINTED MATERIAL.]

Cash Equivalent                          5%
Consumer Discretionary                   7%
Consumer Staples                         5%
Energy                                   4%
Financials                              13%
Healthcare                              16%
Industrials                             19%
Information Technology                  16%
Materials                                5%
Utilities                                9%
ETF's Commodities                        1%

See accompanying notes to the financial statements.

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                  June 30, 2009

   Face                                                                                                                    Percent
  Amount                                                      Maturity       Coupon                         Market           of
or shares                    Security                           date          rate          Cost           Value (a)     net assets
----------  -------------------------------------------     ------------   ----------   -------------   --------------  ------------
            Closed-end funds:
    47,200  AMERICAN MUN INCOME                                                         $     554,976         554,600
   134,900  BLACKROCK LONG TERM MUN                                                         1,395,071       1,193,865
    18,200  BLACKROCK MUN BD TR                                                               169,379         233,506
    25,100  BLACKROCK MUN INCOME TR II                                                        237,725         302,455
    21,837  BLACKROCK MUNI YIELD                                                              275,930         244,356
   186,000  BLACKROCK MUNIHOLDINGS FL INSD                                                  2,175,942       2,112,960
    59,500  BLACKROCK MUNIHOLDINGS INSD FD                                                    749,861         653,905
    71,200  BLACKROCK MUNIYIELD FLA FD INC                                                    905,807         772,520
    78,300  BLACKROCK MUNIYIELD INSD FD                                                     1,032,557         889,488
    61,100  BLACKROCK MUNIYIELD MI INSD FD                                                    820,293         698,984
    34,000  BLACKROCK MUNIYIELD MICH INSD                                                     424,838         365,500
    54,700  BLACKROCK MUNIYIELD PA INSD                                                       774,527         672,263
    28,100  BLACKROCK MUNIYIELD QUALITY FD                                                    333,747         289,430
    12,500  DREYFUS STRATEGIC MUN BD FD                                                        68,613          83,750
   202,100  DWS MUN INCOME TR                                                               2,199,611       2,021,000
     1,000  EATON VANCE                                                                         8,280          10,620
     1,100  EATON VANCE INSD MI MUN BD FD                                                      15,510          13,431
    26,905  EATON VANCE MUN INCOME TR                                                         286,929         258,019
    10,800  FEDERATED PREMIER MUN INCOME                                                      128,672         138,240
    84,500  INSURED MUN INCOME FD                                                           1,116,261       1,039,350
    57,200  INVESTMENT GRADE MUNI INC FD                                                      772,405         707,564
    93,500  MBIA CAP CLAYMORE MANAGED                                                       1,194,493       1,028,500
     6,500  MFS HIGH INCOME NUM TR                                                             23,108          26,325
    67,200  MORGAN STANLEY DEAN WITTER                                                        507,600         473,088
    77,800  MSDW QUAL MUNI INVESTMENT TR                                                      952,004         862,802
    85,881  MSDW QUALITY MUNICIPAL INCOM                                                      963,920         924,938
    10,299  NEUBERGER BERMAN INTER MUN FD                                                     126,917         128,943
    35,600  NUVEEN DIVID ADVANTAGE MUN FD                                                     395,022         440,728
    17,000  NUVEEN DIVID ADVANTAGE MUN FD3                                                    185,431         213,350
   102,800  NUVEEN FLA INVT QUALITY MUN FD                                                  1,345,366       1,192,480
   124,100  NUVEEN FLA QUALITY INCOME MUN                                                   1,726,853       1,499,128
    13,500  NUVEEN INSD DIVID ADVANTAGE                                                       181,771         173,070
     4,800  NUVEEN MASS PREM INCOME MUN FD                                                     65,734          59,808
    30,600  NUVEEN MICH PREM INCOME MUN FD                                                    404,605         343,026
    44,600  NUVEEN MUN ADVANTAGE FD INC                                                       522,316         572,664
    15,500  NUVEEN N J INVT QUALITY MUN FD                                                    211,528         185,845
    10,100  NUVEEN PA DIVID ADVANTAGE MUN                                                     127,549         120,695
    48,500  NUVEEN PA INVT QUALITY MUN FD                                                     673,352         566,480
    14,400  NUVEEN PREM INCOME MUN FD 2                                                       201,315         179,712
    27,100  NUVEEN PREMIER INC                                                                367,653         318,425
   116,479  PUTNAM MUN OPPORTUITIES TR                                                      1,333,285       1,147,318
    82,800  VAN KAMPEN MERRITT                                                                940,766         989,460
   108,000  VAN KAMPEN MERRITT ADVANTAGE                                                    1,260,111       1,073,520
    45,200  VAN KAMPEN MERRITT PA                                                             632,310         498,104
    25,300  VAN KAMPEN MERRITT SELECT SECT                                                    262,871         242,374
    62,177  VAN KAMPEN MERRITT TR INVT                                                        880,329         724,984
    22,000  WESTERN ASSET MGNT MUNS FD INC                                                    240,488         244,200
    48,606  WESTERN ASSET PARTNERS FD INC                                                     620,291         585,702
    12,700  WESTERN INTER MUNI FD INC                                                         111,045         105,410
                                                                                        -------------   -------------
                                                                                           30,904,966      28,176,886        6.14%

See accompanying notes to the financial statements.


                                       47
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                  June 30, 2009

   Face                                                                                                                    Percent
  Amount                                                      Maturity       Coupon                         Market           of
or shares                    Security                           date          rate          Cost           Value (a)     net assets
----------  -------------------------------------------     ------------   ----------   -------------   --------------  ------------
           Municipal bonds:
 1,000,000  ABAG FIN AUTH FOR NONPROFIT CO                    2/15/2019      5.375      $     868,508         901,110
   750,000  ABILENE TEX HEALTH FACS DEV                       11/15/2028     5.150            750,000         694,995
   500,000  ADAMS CNTY PA INDL DEV AUTH                       8/15/2021      5.875            500,040         520,435
 1,500,000  ALABAMA HSG FIN AUTH SINGLE                       10/1/2028      5.250          1,500,000       1,511,385
   750,000  ALABAMA HSG FIN AUTH SINGLE                        4/1/2038      4.500            555,871         640,313
   200,000  ALABAMA SPL CARE FACS FING AUT                    11/1/2019      5.000            209,038         202,550
 1,270,000  ALACHUA CNTY FLA HEALTH FACS A                    12/1/2011      6.000          1,270,000       1,271,816
   500,000  ALASKA HSG FIN CORP HOME MTG                      12/1/2033      5.450            500,000         504,005
   250,000  ALASKA INDL DEV + EXPT AUTH CM                    12/1/2011      5.450            250,000         243,685
   350,000  ALASKA INDL DEV + EXPT AUTH CM                    12/1/2010      5.400            350,000         342,475
   165,000  ALASKA ST HSG FIN CORP                             6/1/2049      6.000            166,516         166,040
 1,500,000  ALASKA ST HSG FIN CORP                             6/1/2032      5.250          1,277,982       1,500,855
 2,000,000  ALASKA ST HSG FIN CORP                            12/1/2034      5.250          2,008,801       2,001,680
   240,000  ALBANY N Y INDL DEV AGY CIVIC                      5/1/2016      6.500            240,000         187,207
   250,000  ALBANY N Y INDL DEV AGY CIVIC                      4/1/2020      5.000            254,823         206,740
   350,000  ALEUTIANS EAST BOROUGH ALASKA                      6/1/2025      5.500            313,976         242,697
   500,000  ALEXANDRIA VA REDEV + HSG AUTH                    10/1/2029      6.125            527,558         507,540
 1,025,000  ALISAL CALIF UN SCH DIST ( c)                      8/1/2025      6.221            388,207         395,650
   350,000  ALLEGHENY CNTY PA HOSP DEV AUT                     4/1/2010      3.875            348,665         349,150
   250,000  AMHERST N Y INDL DEV AGY CIVIC                     1/1/2013      4.875            250,000         240,183
   500,000  ANDERSON IND ECONOMIC DEV REV                     10/1/2021      4.750            495,856         405,025
   410,000  ARBOR GREENE CMNTY DEV DIST FL                     5/1/2019      5.000            417,316         375,269
   500,000  ARIZONA HEALTH FACS AUTH                          10/1/2010      4.750            500,000         492,315
 1,084,857  ARIZONA HEALTH FACS AUTH REV                       7/1/2027      5.250          1,053,259         772,537
 1,750,000  ARLINGTON TEX SPL OBLIG                           8/15/2034      5.000          1,878,165       1,757,683
   900,000  ATLANTA GA TAX ALLOCATION                          1/1/2020      5.400            894,743         764,586
   650,000  ATOKA CNTY OKLA HEALTHCARE                        10/1/2018      5.875            642,450         505,200
   630,000  AUSTIN TEX CONVENTION ENTERPRI                     1/1/2012      6.000            575,472         605,550
    50,000  AUSTIN TEX UTIL SYS REV                           5/15/2018      5.250             50,065          50,126
   400,000  AVE MARIA STEWARDSHIP CMNTY DE                    11/1/2012      4.800            399,699         270,156
   250,000  BAPTIST RD RURAL TRANSN AUTH                      12/1/2017      4.800            250,000         185,488
   495,000  BELMONT CMNTY DEV DIST FLA CAP (b)                11/1/2014      5.125            494,412         133,353
   500,000  BERKELEY CNTY S C SCH DIST INS                    12/1/2024      5.250            514,850         503,700
   500,000  BERKELEY CNTY S C SCH DIST INS                    12/1/2019      5.250            519,622         511,020
   750,000  BERKELEY CNTY S C SCH DIST INS                    12/1/2020      5.000            759,710         755,843
   300,000  BEXAR CNTY TEX HEALTH FACS DEV                     7/1/2027      5.000            308,554         212,343
   250,000  BEXAR CNTY TEX HSG FIN CORP MU                    12/1/2021      6.500            268,276         201,010
   805,000  BEXAR CNTY TEX HSG FIN CORP MU                     4/1/2030      9.000            802,458         562,848
 1,005,000  BEXAR CNTY TEX HSG FIN CORP MU (b)                 6/1/2031     10.500          1,005,000         403,216
   940,000  BEXAR CNTY TEX HSG FIN CORP MU                    12/1/2036      9.250            917,085         707,021
   570,000  BEXAR CNTY TEX HSG FIN CORP MU                     8/1/2030      8.125            549,848         424,810
   465,000  BEXAR CNTY TEX HSG FIN CORP MU                    9/15/2021      8.750            465,000         444,503
   100,000  BEXAR CNTY TEX HSG FIN CORP MU                     6/1/2011      5.500             99,360          94,412
   250,000  BEXAR CNTY TEX HSG FIN CORP MU                     8/1/2030      6.100            251,870         188,055
   500,000  BIRMINGHAM-SOUTHERN COLLEGE AL                    12/1/2019      5.350            504,996         407,945
   140,000  BIRMINGHAM-SOUTHERN COLLEGE AL                    12/1/2025      6.125            142,746         111,838
   350,000  BISHOP INTL ARPT AUTH MICH                        12/1/2017      5.125            346,821         324,072
   100,000  BISMARCK STATE COLLEGE                             4/1/2032      5.010            101,764          94,382
   650,000  BI-STATE DEV AGY MO ILL MET                       10/1/2033      5.250            650,730         636,844
   275,000  BLOUNT CNTY TENN HEALTH + EDL                      4/1/2012      4.750            274,569         265,496
   250,000  BLUE ASH OHIO TAX INCREMENT                       12/1/2021      5.000            253,152         221,960
   240,000  BLYTHE CALIF REDEV AGY REDEV P                     5/1/2028      5.800            192,720         192,293
   500,000  BOONE CNTY IND REDEV COMMN                         8/1/2023      5.375            505,867         454,160

See accompanying notes to the financial statements.


                                       48
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                  June 30, 2009

   Face                                                                                                                    Percent
  Amount                                                      Maturity       Coupon                         Market           of
or shares                    Security                           date          rate          Cost           Value (a)     net assets
----------  -------------------------------------------     ------------   ----------   -------------   --------------  ------------
   750,000  BOONE CNTY IND REDEV COMMN                         8/1/2028      5.000      $     740,888         621,495
   500,000  BOONE CNTY MO HOSP REV                             8/1/2028      5.750            517,842         486,430
   700,000  BOSTON MASS REV                                   10/1/2031      6.125            701,831         719,789
   150,000  BRANSON COMM PK CMNTY IMPT                         6/1/2010      5.000            149,666         149,204
   750,000  BRAZOS CNTY TEX HEALTH FAC DEV                     1/1/2032      5.375            772,132         634,575
   500,000  BRAZOS CNTY TEX HEALTH FAC DEV                     1/1/2033      5.500            505,646         422,205
   400,000  BRAZOS RIV TEX HBR NAV DIST                       5/15/2033      4.950            400,000         299,892
   500,000  BREVARD CNTY FLA HEALTH FACS                       4/1/2036      5.000            466,505         390,225
   234,000  BRIDGEVILLE DEL SPL OBLIG                          7/1/2035      5.125            234,000         155,921
   250,000  BROWNSBURG IND REDEV AUTH ECON                     2/1/2029      4.700            250,000         235,098
   250,000  BROWNSBURG IND REDEV AUTH ECON                     8/1/2024      4.625            250,000         237,093
    50,000  BROWNSVILLE TEX ( c)                              2/15/2011      4.890             45,903          46,480
   895,000  BUCKEYE OHIO TOB SETTLEMENT                        6/1/2024      5.125            858,573         723,276
   165,000  BULLHEAD CITY ARIZ SPL ASSMT                       1/1/2010      6.100            165,876         165,724
   750,000  BUNCOME CNTY N C PROJ DEV FING                     8/1/2024      6.750            736,765         615,840
   250,000  BURKE CNTY GA DEV AUTH POLLUTN                    10/1/2032      4.375            250,000         256,473
   750,000  BURLINGTON KANS POLLUTION CTL                      6/1/2031      5.300            758,060         726,353
   395,000  BUTLER CNTY PA GEN AUTH REV                       10/1/2034      1.509            395,000         237,494
   360,000  CALIFORNIA CMNTYS HSG FIN AGY                     10/1/2011      5.000            359,673         343,793
   180,000  CALIFORNIA CMNTYS HSG FIN AGY                     12/1/2011      5.000            179,825         169,994
   145,000  CALIFORNIA CMNTYS HSG FIN AGY                      8/1/2012      4.650            144,797         136,110
   260,000  CALIFORNIA CMNTYS HSG FIN AGY                     11/1/2012      4.850            259,331         244,457
   140,000  CALIFORNIA CNTY CALIF TOB SECU                     6/1/2023      5.625            134,331         131,034
   185,000  CALIFORNIA CNTY CALIF TOB SECU                     6/1/2019      4.750            179,653         173,469
   150,000  CALIFORNIA CNTY CALIF TOB SECU                     6/1/2021      4.500            148,227         118,482
   500,000  CALIFORNIA CNTY CALIF TOB SECU                     6/1/2036      5.000            494,880         302,905
   500,000  CALIFORNIA HEALTH FACS FING                        3/1/2033      5.000            504,979         413,095
   500,000  CALIFORNIA HEALTH FACS FING                        4/1/2010      5.300            503,981         504,075
   500,000  CALIFORNIA HSG FIN AGY REV                         8/1/2033      5.450            480,526         497,980
   750,000  CALIFORNIA MUN FIN AUTH ED REV                     6/1/2026      5.250            744,375         597,923
   500,000  CALIFORNIA MUN FIN AUTH REV                        5/1/2025      6.875            498,786         502,595
    40,000  CALIFORNIA ST                                     10/1/2020      5.250             40,982          39,936
 1,000,000  CALIFORNIA ST PUB WKS BRD LEAS                     3/1/2016      5.625            976,929       1,002,980
   750,000  CALIFORNIA STATEWIDE CMNTYS                        6/1/2017      5.400            747,577         607,230
   750,000  CALIFORNIA STATEWIDE CMNTYS                        4/1/2037      5.125            757,352         520,598
   200,000  CALIFORNIA STATEWIDE CMNTYS DE                    4/20/2036      7.000            200,000         213,414
   350,000  CALIFORNIA STATEWIDE CMNTYS DE                     9/1/2029      6.000            350,000         279,405
   615,000  CALIFORNIA STATEWIDE CMNTYS DE                    11/20/2036     6.150            650,471         689,489
   500,000  CALIFORNIA STATEWIDE CMNTYS DE                    5/15/2032      5.750            493,066         431,715
   400,000  CALIFORNIA STATEWIDE CMNTYS DE                    8/15/2031      5.500            371,061         383,200
   350,000  CAMBRIDGE PA AREA JT AUTH GTD                     12/1/2028      5.625            341,694         309,715
 1,250,000  CAMERON TEX ED CORP REV                           8/15/2021      5.000          1,074,015         906,438
    80,000  CAPE GIRARDEAU CNTY MO INDL DE                     6/1/2032      5.750             82,959          69,643
   335,000  CAPITAL TR AGY FLA MULTIFAMILY                     6/1/2013      4.750            335,000         292,418
   750,000  CAPITAL TR AGY FLA MULTIFAMILY                     6/1/2038      5.875            763,383         461,295
 1,294,963  CARLSBAD N M INDL DEV REV                         4/15/2021      5.750          1,331,436       1,066,816
   125,000  CARSON CITY NEV HOSP REV                           9/1/2031      5.750            130,254         103,979
   750,000  CARTHAGE MO HOSP REV                               4/1/2010      4.500            746,465         741,375
 1,000,000  CENTER UNI SCH DIST CALIF ( c)                     8/1/2031      6.074            270,390         221,620
   900,000  CENTINELA VALLEY CALIF UN HIGH                     8/1/2033      5.500            912,174         787,203
   280,000  CENTRAL NINE IND CAREER CTR BL                    1/15/2018      4.500            279,003         281,375
   595,000  CHANDLER PARK ACADEMY MICH                        11/1/2022      5.000            430,711         463,517
   270,000  CHARLESTON CNTY S C HOSP FACS                     10/1/2019      5.500            277,231         275,044
   400,000  CHARTIERS VALLEY PA INDL + COM                    8/15/2012      5.000            398,277         388,228

See accompanying notes to the financial statements.


                                       49
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                  June 30, 2009

   Face                                                                                                                    Percent
  Amount                                                      Maturity       Coupon                         Market           of
or shares                    Security                           date          rate          Cost           Value (a)     net assets
----------  -------------------------------------------     ------------   ----------   -------------   --------------  ------------
   150,000  CHATHAM CNTY GA HOSP AUTH REV                      1/1/2016      5.250      $     150,557         144,483
   500,000  CHATHAM CNTY GA HOSP AUTH REV                      1/1/2034      5.500            520,735         374,520
   500,000  CHAWANAKEE CALIF UNI SCH DIST                      5/1/2039      6.250            500,000         501,860
   500,000  CHEROKEE NATION OF OKLA HEALTH                    12/1/2021      4.600            500,000         426,040
   250,000  CHESTERFIELD CNTY VA INDL DEV                      6/1/2017      5.875            255,796         257,990
   275,000  CHESTERFIELD CNTY VA INDL DEV                      7/1/2019      5.200            254,338         278,625
    20,000  CHICAGO ILL MET HSG DEV CORP M                     7/1/2022      6.850             20,589          20,030
   500,000  CITIZEN POTAWATOMI NATION OKLA                     9/1/2016      6.500            500,000         477,080
   250,000  CLARK CNTY NEV ECONOMIC DEV RE                    5/15/2033      5.375            254,333         233,590
   455,000  CLARK CNTY NEV IMPT DIST                           2/1/2019      5.000            456,680         279,270
   250,000  CLARK CNTY NEV POLLUTN CTL REV                    10/1/2011      5.300            250,000         241,778
   355,000  CLEARWATER FLA HSG AUTH REV                        5/1/2024      5.350            255,161         260,101
   500,000  CLEVELAND CNTY OKLA JUSTICE                        3/1/2029      5.750            487,924         506,990
   515,000  CLEVELAND-CUYAHOGA CNTY OHIO P                    5/15/2016      6.250            486,170         480,979
 1,110,000  CLEVELAND-CUYAHOGA CNTY OHIO P                    5/15/2023      5.250            982,574         833,976
   750,000  CLIFTON TEX HIGHER ED FIN CORP                    2/15/2018      7.750            738,399         756,450
 1,000,000  COCONINO CNTY ARIZ POLLUTN CTL                     6/1/2034      5.500          1,000,000       1,008,080
   455,000  COLLIER CNTY FLA HSG FIN AUTH                     8/15/2015      5.250            453,468         470,142
   750,000  COLO HSG FIN AUTH SINGLE                          11/1/2034      5.000            750,114         749,843
   150,000  COLORADO EDL + CULTURAL FACS                      6/15/2012      4.625            148,579         144,873
   835,000  COLORADO EDL + CULTURAL FACS                      11/15/2028     6.750            835,000         862,413
 1,000,000  COLORADO EDL + CULTURAL FACS                       6/1/2033      5.500            973,976         939,290
    40,000  COLORADO HEALTH FACS AUTH REV                     12/1/2010      6.250             40,000          40,798
   600,000  COLORADO HEALTH FACS AUTH REV                     9/15/2022      5.000            593,674         520,482
    20,000  COLORADO HEALTH FACS AUTH REV                     11/15/2020     5.125             19,786          23,278
   280,000  COLORADO HEALTH FACS AUTH REV                     11/15/2020     5.125            277,011         284,192
 1,000,000  COLORADO HSG + FIN AUTH                           10/1/2029      5.400          1,000,000       1,009,730
 1,000,000  COLORADO HSG + FIN AUTH                           11/1/2029      5.500          1,000,000       1,032,910
   750,000  COMPARK BUSINESS CAMPUS MET                       12/1/2027      5.750            764,962         661,493
   260,000  CONCORDE ESTATES CMNTY DEV DIS (b)                 5/1/2011      5.000            259,546         148,265
 1,250,000  CONNECTICUT ST DEV AUTH POLLUT                     9/1/2028      5.850          1,320,440       1,240,638
   500,000  CONNECTICUT ST HEALTH + EDL                        7/1/2025      6.000            506,627         452,770
   450,000  CONNECTICUT ST HLTH + EDL FACS                     7/1/2015      5.250            453,753         450,009
   375,000  CONNERTON WEST CMNTY DEV DIST                      5/1/2016      5.125            374,439         177,353
   380,000  COOK CNTY ILL SCH DIST NO 148                     12/1/2027      4.500            351,888         369,318
   637,000  CORTLAND ILL SPL TAX REV                           3/1/2017      5.500            632,112         391,309
   500,000  CRAWFORD CNTY PA INDL DEV AUTH                    11/1/2031      6.000            492,140         507,370
   975,000  CROW FIN AUTH MONT TRIBAL PURP                    10/1/2017      5.650            932,955         979,241
   500,000  CUYAHOGA CNTY OHIO HSG MTG REV                    3/20/2042      5.700            514,580         510,045
 3,445,000  DALLAS TEX HSG FIN CORP MULTI-                    10/20/2032     6.750          3,428,996       3,585,522
   225,000  DALTON GA DEV AUTH REV                            8/15/2026      5.250            226,926         195,345
   232,306  DENHAM SPRINGS-LIVINGSTON HSG                     11/1/2040      5.000            241,487         225,304
 1,500,000  DENVER COLO CITY + CNTY EXCISE                     9/1/2023      6.000          1,612,096       1,618,320
   500,000  DENVER COLO CONVENTION CTR                        12/1/2030      5.000            512,571         359,195
   750,000  DENVER COLO CONVENTION CTR                        12/1/2026      5.125            782,163         559,125
   400,000  DETROIT CMNTY HIGH SCH MICH                       11/1/2010      5.000            400,000         392,528
   500,000  DETROIT LAKES MINN HSG +                           8/1/2034      5.440            500,000         492,870
   750,000  DETROIT MICH                                       4/1/2020      5.250            754,454         608,858
   500,000  DINUBA CALIF FING AUTH LEASE R                     9/1/2038      5.375            494,531         336,015
 1,105,000  DIRECTOR ST NEV DEPT BUSINESS (b)                 11/15/2014     6.000          1,094,973         665,144
 2,000,000  DISTRICT COLUMBIA REV                              7/1/2025      6.000          2,035,076       2,045,060
   500,000  DISTRICT COLUMBIA REV                              6/1/2026      5.000            510,142         324,195
   415,000  DURBIN CROSSING CMNTY DEV DIST                    11/1/2010      4.875            414,849         302,813
   500,000  E-470 PUB HWY AUTH COLO REV                        9/1/2024      5.500            506,747         444,660

See accompanying notes to the financial statements.


                                       50
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                  June 30, 2009

   Face                                                                                                                    Percent
  Amount                                                      Maturity       Coupon                         Market           of
or shares                    Security                           date          rate          Cost           Value (a)     net assets
----------  -------------------------------------------     ------------   ----------   -------------   --------------  ------------
   230,000  EAST BATON ROUGE LA MTG FIN AU                    10/1/2024      4.625      $     230,000         227,875
   980,000  EAST POINT GA                                      2/1/2026      8.000          1,110,244         933,813
   800,000  EDEN PRAIRIE MINN MULTIFAMILY                     2/20/2043      6.200            873,477         849,064
   250,000  EL PASO CNTY TEX HSG FIN CORP                     12/1/2015      7.000            250,000         230,728
   997,475  EL PASO TEX HSG FIN CORP MTG R                     4/1/2033      6.180          1,036,789       1,025,664
   500,000  ELKHART CNTY IND HOSP AUTH REV                    8/15/2020      5.250            507,189         491,705
 1,750,000  ERIE CNTY OHIO HOSP FACS REV                      8/15/2032      5.625          1,768,210       1,465,625
   500,000  ERIE CNTY OHIO HOSP FACS REV                      8/15/2013      6.000            526,653         516,480
   250,000  ESCONDIDO CALIF UN HIGH SCH DI ( c)                5/1/2019      6.449            133,655         147,413
   500,000  ESTHERVILLE IOWA HOSP REV                          7/1/2020      6.300            506,501         511,040
   500,000  FAIRFAX CNTY VA REDEV + HSG AU                     8/1/2039      5.600            500,000         508,155
   250,000  FARGO N D HEALTH SYS REV                           6/1/2027      5.375            246,589         229,630
 2,933,438  FARGO N D UNIV FACS REV                           11/29/2027     5.110          2,944,360       3,009,737
   170,000  FARMINGTON N M POLLUTN CTL REV                     4/1/2022      5.800            173,285         153,954
   750,000  FARMINGTON N M POLLUTN CTL REV                    12/1/2016      5.700            750,000         681,533
   250,000  FARMINGTON N M POLLUTN CTL REV                    12/1/2016      6.300            250,000         249,690
   500,000  FARMINGTON N MEX HOSP REV                          6/1/2022      5.000            509,139         459,265
   739,000  FARMS NEW KENT VA CMNTY DEV                        3/1/2036      5.125            739,000         400,560
   315,000  FIDDLERS CREEK CMNTY DEV DIST                      5/1/2013      5.750            313,656         278,583
   400,000  FLAGSTAFF ARIZ                                     1/1/2022      5.000            400,486         399,264
   975,000  FLAGSTAFF ARIZ INDL DEV AUTH R                     7/1/2022      5.500            890,253         762,606
   500,000  FLORIDA HSG FIN CORP REV                           7/1/2033      5.450            500,000         500,335
   970,000  FOREST CREEK CMNTY DEV DIST (b)                    5/1/2011      4.850            969,565         490,529
   500,000  FORT ML S C SCH FACS CORP                         12/1/2030      5.250            496,959         482,530
 1,000,000  FORT ML S C SCH FACS CORP                         12/1/2029      5.250            992,717         975,500
 1,000,000  FORT PIERCE FLA CAP IMPT REV                       9/1/2025      5.750            984,425       1,076,650
 1,000,000  FRANKLIN CNTY OHIO HEALTH CARE                     7/1/2035      5.125            579,557         638,630
 1,000,000  FRUITA COLO REV                                    1/1/2018      7.000            963,714         899,590
 1,250,000  FULTON CNTY GA DEV AUTH REV                       11/1/2028      5.250          1,074,634         882,775
   330,000  FULTON CNTY PA INDL DEV AUTH                       7/1/2011      5.375            329,586         322,994
 1,059,836  GALVESTON CNTY TEX MUN UTIL                       8/12/2009      6.250          1,059,836       1,058,766
   500,000  GARDEN GROVE CALIF CTFS PARTN                      8/1/2023      5.700            512,369         501,950
   400,000  GEISINGER AUTH PA HEALTH SYS                       5/1/2037      1.458            400,000         257,500
   310,000  GENESEE CNTY N Y INDL DEV AGY                     12/1/2014      4.750            310,000         284,273
   500,000  GILA CNTY ARIZ UNI SCH DIST NO                     7/1/2028      3.000            475,353         489,085
 1,000,000  GOLDEN ST TOB SECURITIZATION (c)                   6/1/2022      1.294            846,480         835,100
 1,000,000  GOLDEN ST TOB SECURITIZATION                       6/1/2017      5.000            961,968         952,160
 1,000,000  GOLDEN ST TOB SECURITIZATION                       6/1/2047      5.125            847,576         541,260
   250,000  GOSHEN IND REDEV DIST TAX                          1/1/2028      5.875            250,000         196,430
 1,720,000  GRAND FORKS N D HEALTH CARE FA                    12/1/2010      6.625          1,720,000       1,723,285
 2,000,000  GRAND FORKS N D HEALTH CARE SY                    8/15/2027      5.625          2,002,486       1,826,960
   500,000  GRAND VALLEY MICH ST UNIV REV                     12/1/2024      5.300            494,765         508,560
 1,000,000  GRAVOIS BLUFFS TRANSN DEV DIST                     5/1/2032      4.750            707,145         694,000
    30,000  GRAVOIS BLUFFS TRANSN DEV DIST                     5/1/2018      4.000             29,779          30,003
   750,000  HAMILTON CNTY OHIO HEALTH CARE                     1/1/2037      5.000            627,545         486,810
   500,000  HAMMOND IND REDEV DIST REV                        1/15/2017      6.000            500,000         445,330
   500,000  HARRIS CNTY TEX DEPT ED PUB FA                    2/15/2023      5.750            508,372         528,690
   320,000  HARRIS CNTY TEX MUN UTIL DIST                      9/1/2018      5.000            320,680         313,827
   250,000  HARRISONVILLE MO ANNUAL                           11/1/2028      4.625            242,066         216,755
   350,000  HARVEY ILL                                        12/1/2027      5.500            358,495         321,139
 1,000,000  HAWAII ST DEPT BUDGET + FIN                       11/15/2023     7.875            966,304         996,040
   360,000  HEALTH CARE AUTH FOR BAPTIST                      11/15/2018     5.000            371,059         339,124
 1,500,000  HEALTH CARE AUTH FOR BAPTIST                      11/15/2036     6.125          1,500,000       1,522,230
 1,500,000  HENDERSON NEV LOC IMPT DISTS                       9/1/2010      4.500          1,500,000         989,010

See accompanying notes to the financial statements.


                                       51
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                  June 30, 2009

   Face                                                                                                                    Percent
  Amount                                                      Maturity       Coupon                         Market           of
or shares                    Security                           date          rate          Cost           Value (a)     net assets
----------  -------------------------------------------     ------------   ----------   -------------   --------------  ------------
   205,000  HENDERSON NEV LOC IMPT DISTS                       9/1/2011      4.300      $     179,765         195,232
   100,000  HERITAGE ISLE AT VIERA CMNTY D                    11/1/2009      5.000             99,991          97,119
   255,000  HIGHLANDS CNTY FLA HEALTH FACS                    11/15/2027     5.000            257,749         238,955
   500,000  HILLSBOROUGH CNTY FLA INDL DEV                    10/1/2024      5.250            511,823         457,675
   500,000  HIMALAYA WTR + SANTN DIST COLO                    12/1/2035      5.000            513,194         402,675
   250,000  HOLLYWOOD FLA CMNTY REDEV AGY                      3/1/2024      5.625            203,565         215,065
 2,500,000  HOPKINS CNTY KY HOSP REV                          11/15/2011     6.625          2,480,144       2,500,100
   500,000  HOPKINS CNTY TEX HOSP DIST                        2/15/2023      5.500            487,798         416,075
   395,000  HOUMA-TERREBONNE PUB TR FING A                    12/1/2040      5.150            412,452         386,717
   250,000  HOWARD CNTY MD RETIREMENT                          4/1/2027      5.250            255,744         172,948
   400,000  HUNTSVILLE-REDSTONE VLG ALA                        1/1/2015      5.250            400,000         361,528
   500,000  HURON CNTY OHIO HOSP FACS REV                     12/1/2022      5.000            501,928         483,375
   120,000  IDAHO HEALTH FACS AUTH HOSP                        8/1/2009      5.750            120,024         119,988
   110,000  IDAHO HEALTH FACS AUTH HOSP                        8/1/2010      6.000            110,216         107,077
   165,000  IDAHO HSG + FIN ASSN                               8/1/2010      5.750            165,000         160,906
   245,000  IDAHO HSG + FIN ASSN                               8/1/2017      6.250            245,000         199,714
   250,000  IDAHO HSG + FIN ASSN                               6/1/2021      5.500            250,000         215,550
   250,000  IDAHO HSG + FIN ASSN                              12/1/2018      5.500            247,269         208,518
   250,000  IDAHO HSG + FIN ASSN                               7/1/2021      5.625            249,234         211,658
   750,000  IDAHO HSG + FIN ASSN                               7/1/2021      9.000            750,000         759,593
   500,000  IDAHO HSG + FIN ASSN SINGLE                        1/1/2040      5.500            500,000         506,740
   500,000  IDAHO HSG + FIN ASSN SINGLE                        7/1/2038      5.500            500,000         501,145
   730,000  ILLINOIS DEV FIN AUTH POLLUTN                      3/1/2014      5.500            736,310         714,619
   170,000  ILLINOIS DEV FIN AUTH POLLUTN                      2/1/2024      5.700            174,073         160,815
   215,000  ILLINOIS DEV FIN AUTH REV                          7/1/2009      5.900            215,000         215,004
   250,000  ILLINOIS DEV FIN AUTH REV                         5/15/2021      5.500            259,032         238,065
   135,000  ILLINOIS DEV FIN AUTH REV                          7/1/2019      6.050            135,812         129,912
   500,000  ILLINOIS EDL FACS AUTH REVS                       10/1/2032      5.700            501,698         440,370
   600,000  ILLINOIS FIN AUTH ED REV                           9/1/2027      5.000            567,694         379,638
   375,000  ILLINOIS FIN AUTH REV                              4/1/2026      5.000            381,621         308,730
   610,000  ILLINOIS FIN AUTH REV                             8/15/2026      6.000            624,953         449,283
   500,000  ILLINOIS FIN AUTH REV                             5/15/2012      5.100            498,673         475,390
   750,000  ILLINOIS FIN AUTH REV                             11/15/2035     5.000            750,000         731,408
 1,000,000  ILLINOIS FIN AUTH REV                             11/15/2026     5.250            969,213         731,700
   500,000  ILLINOIS FIN AUTH REV                             11/15/2016     5.000            512,377         418,210
   650,000  ILLINOIS FIN AUTH REV                             5/15/2015      5.250            658,162         591,858
   875,000  ILLINOIS FIN AUTH REV                              2/1/2037      5.250            873,210         623,910
   500,000  ILLINOIS FIN AUTH REV                             2/15/2038      5.875            506,125         361,215
   250,000  ILLINOIS FIN AUTH REV                             5/15/2038      5.750            257,260         170,058
   150,000  ILLINOIS FIN AUTH REV                             12/1/2036      5.000            151,752         104,211
   250,000  ILLINOIS FIN AUTH REV                             12/1/2021      5.000            255,739         206,678
   500,000  ILLINOIS FIN AUTH REV                             3/15/2027      5.000            522,683         481,200
   750,000  ILLINOIS FIN AUTH REV                             5/15/2026      5.750            727,871         543,720
   600,000  ILLINOIS FIN AUTH REV                             5/15/2012      5.250            602,348         574,002
   400,000  ILLINOIS FIN AUTH REV                             11/15/2016     5.400            396,379         329,712
 1,250,000  ILLINOIS FIN AUTH REV                             11/15/2022     5.250          1,247,525       1,176,575
   500,000  ILLINOIS FIN AUTH REV                             5/15/2029      5.250            507,087         442,985
   350,000  ILLINOIS FIN AUTH REV                             8/15/2023      6.000            364,939         329,032
   250,000  ILLINOIS FIN AUTH REV                             11/15/2026     5.750            252,467         237,605
   500,000  ILLINOIS FIN AUTH REV                              3/1/2038      6.000            484,691         507,645
   440,000  ILLINOIS FIN AUTH SPORTS FAC (b)                  12/1/2035      7.000            436,637         320,624
   500,000  ILLINOIS FIN AUTH SPORTS FAC                      10/1/2037      6.250            483,910         321,825
   750,000  ILLINOIS FIN AUTH SPORTS FAC                      10/1/2027      6.125            729,923         501,945
   500,000  ILLINOIS HEALTH FACS AUTH REV                     2/15/2037      5.150            501,681         470,530

See accompanying notes to the financial statements.


                                       52
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                  June 30, 2009

   Face                                                                                                                    Percent
  Amount                                                      Maturity       Coupon                         Market           of
or shares                    Security                           date          rate          Cost           Value (a)     net assets
----------  -------------------------------------------     ------------   ----------   -------------   --------------  ------------
 2,100,000  ILLINOIS HEALTH FACS AUTH REV                     8/15/2033      5.100      $   2,150,076       1,984,101
   500,000  ILLINOIS HEALTH FACS AUTH REV                      8/1/2017      5.250            506,567         472,550
   750,000  ILLINOIS HEALTH FACS AUTH REV                     8/15/2028      5.375            736,822         679,628
   500,000  ILLINOIS HEALTH FACS AUTH REV                      7/1/2033      6.000            520,226         469,820
   750,000  ILLINOIS HEALTH FACS AUTH REV                     5/15/2014      6.250            751,756         750,248
   500,000  ILLINOIS HSG DEV AUTH MULTI                        7/1/2028      4.800            500,000         471,660
   250,000  INDEPENDENCE CNTY ARK POLLUTN                      7/1/2022      4.900            250,000         226,655
   250,000  INDEPENDENCE MO THIRTY-NINTH                       9/1/2032      6.875            250,000         196,053
   500,000  INDIANA BD BK REV                                  2/1/2029      5.500            489,991         510,050
   250,000  INDIANA HEALTH + EDL FAC FING                     11/15/2025     5.250            255,143         205,830
   500,000  INDIANA HEALTH + EDL FAC FING                     11/15/2035     5.250            475,407         370,110
   500,000  INDIANA HEALTH + EDL FAC FING                     2/15/2036      5.250            502,812         398,505
 1,000,000  INDIANA HEALTH + EDL FAC FING                     2/15/2030      5.250            732,322         831,300
 1,750,000  INDIANA HEALTH + EDL FAC FING                      3/1/2022      5.500          1,608,937       1,665,510
   500,000  INDIANA HEALTH FAC FING AUTH H                    2/15/2017      5.125            491,339         484,185
   350,000  INDIANA HEALTH FAC FING AUTH H                    2/15/2018      5.250            358,914         350,126
   620,000  INDIANA HEALTH FAC FING AUTH R                    8/15/2009      4.750            618,686         620,750
 1,315,000  INDIANA HEALTH FAC FING AUTH R                    8/15/2018      5.000          1,172,864       1,249,224
   280,000  INDIANA ST DEV FIN AUTH POLLUT                     3/1/2030      5.000            280,951         272,591
   250,000  INDUSTRY CALIF URBAN DEV AGY                       5/1/2021      4.750            254,333         222,870
   750,000  INGLEWOOD CALIF REDEV AGY TAX                      5/1/2014      5.250            726,622         732,668
   300,000  INTERCOMMUNITY HOSP FING AUTH                     11/1/2019      5.250            310,590         263,814
   200,000  INTERLOCKEN MET DIST COLO                         12/15/2019     5.750            205,013         182,362
   991,904  INTERMEDIATE SCH DIST 287 MINN                     1/1/2028      5.460          1,011,945         901,115
 5,843,197  INTERMEDIATE SCH DIST 287 MINN                    11/1/2032      5.295          5,586,332       5,855,760
   200,000  IOWA FIN AUTH RETIREMENT CMNTY                    11/15/2009     4.250            199,818         198,612
   200,000  IOWA FIN AUTH RETIREMENT CMNTY                    11/15/2011     4.750            198,892         195,996
   145,000  IOWA FIN AUTH SR HSG REV                          11/1/2011      5.000            145,000         140,176
   400,000  IOWA FIN AUTH SR HSG REV                          12/1/2014      5.000            397,538         326,620
   500,000  IOWA FIN AUTH SR LIVING FAC                       11/15/2027     5.500            510,415         315,210
 1,000,000  JACKSON CNTY MICH HOSP FIN                         6/1/2017      5.250            951,678         959,290
   550,000  JACKSONVILLE FLA ECONOMIC DEV                      9/1/2017      6.000            550,000         488,956
 1,000,000  JACKSONVILLE FLA HEALTH FACS A                    11/1/2027      5.000            957,199         888,610
   500,000  JACKSONVILLE FLA HEALTH FACS A                    11/1/2022      5.000            495,182         466,250
   400,000  JEFFERSON CNTY ALA MULTIFAMILY                     9/1/2012      5.400            395,574         401,084
 1,500,000  JEFFERSON CNTY KY MTG REV                         11/15/2013     6.125          1,500,000       1,496,355
   225,000  JEFFERSON PARISH LA FIN AUTH                       6/1/2033      5.000            237,069         224,928
 1,250,000  JEFFERSON PARISH LA FIN AUTH                       6/1/2038      5.000          1,312,546       1,204,625
   250,000  JEFFERSON PARISH LA FIN AUTH                      12/1/2048      5.700            262,834         258,665
   700,000  JOPLIN MO INDL DEV AUTH INDL R                    5/15/2017      5.500            708,871         583,429
   190,000  JUBAN PARK CMNTY DEV DEV DIST                     10/1/2014      5.150            190,000         157,679
 2,220,000  KALISPEL TRIBE INDIANS                             1/1/2016      6.200          2,155,367       1,946,540
 1,000,000  KANSAS ST DEV FIN AUTH HOSP RE                    11/15/2029     5.500            976,010         998,710
   700,000  KATY TEX DEV AUTH REV                              6/1/2011      5.800            692,054         690,298
 1,000,000  KENT HOSP FIN AUTH MICH REV                        7/1/2035      6.000          1,063,677         745,000
   250,000  KENTUCKY ECONOMIC DEV FIN AUTH                    10/1/2012      6.250            253,584         257,600
   750,000  KENTUCKY ECONOMIC DEV FIN AUTH                    10/1/2018      6.000            728,240         758,318
   200,000  KENTUCKY ECONOMIC DEV FIN AUTH                    12/1/2033      6.000            198,459         205,828
   500,000  KENTUCKY ECONOMIC DEV FIN AUTH                    11/20/2035     5.375            500,000         512,755
   250,000  KENTWOOD MICH ECONOMIC DEV                        11/15/2014     5.250            248,475         224,190
 2,750,000  KERRVILLE TEX HEALTH FACS DEV                     8/15/2035      5.450          2,739,646       2,267,210
   750,000  KING CNTY WASH HSG AUTH REV                        5/1/2028      5.200            750,000         753,248
   900,000  KLICKITAT CNTY WASH PUB HOSP                      12/1/2020      6.000            827,370         759,339
   750,000  KNOX CNTY TENN HEALTH EDL + HS                    4/15/2031      6.500            634,827         748,170

See accompanying notes to the financial statements.


                                       53
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                  June 30, 2009

   Face                                                                                                                    Percent
  Amount                                                      Maturity       Coupon                         Market           of
or shares                    Security                           date          rate          Cost           Value (a)     net assets
----------  -------------------------------------------     ------------   ----------   -------------   --------------  ------------
   500,000  KNOX CNTY TENN HEALTH EDL + HS                     4/1/2027      5.250      $     514,401         439,950
   500,000  LA VERNIA TEX HIGHER ED FIN CO                    2/15/2018      6.000            500,000         439,765
 1,913,000  LAFAYETTE LA PUB TR FING AUTH                      1/1/2041      5.350          1,970,134       1,896,223
   360,000  LAKE ASHTON II CMNTY DEV DIST                     11/1/2010      4.875            360,206         329,184
   260,000  LAKE CNTY ILL SCH DIST NO 038 (c)                  2/1/2014      5.103            206,808         216,913
   650,000  LAKELAND FLA HOSP SYS REV                         11/15/2032     5.000            661,225         530,231
   250,000  LAKELAND FLA RETIREMENT CMNTY                      1/1/2019      5.875            250,000         221,263
   750,000  LAKESIDE 370 LEVEE DIST MO                         4/1/2028      7.000            750,000         612,563
   400,000  LANCASTER CNTY PA HOSP AUTH RE                     7/1/2012      5.200            399,770         386,808
   500,000  LANCASTER CNTY PA HOSP AUTH RE                     7/1/2022      6.100            498,645         474,020
   400,000  LANGSTON OKLA ECONOMIC DEV                         5/1/2026      5.250            413,563         309,764
 2,000,000  LAS VEGAS NEV REDEV AGY TAX IN                    6/15/2023      7.500          1,978,422       2,092,640
 3,600,000  LAWRENCE CNTY IND HOSP ASSN LE                     1/1/2015      7.000          3,600,000       3,595,932
   250,000  LEE CNTY FLA INDL DEV AUTH HEA                    11/15/2029     5.000            255,371         170,180
   750,000  LEE CNTY FLA INDL DEV AUTH IND                    6/15/2027      5.250            754,304         474,810
   900,000  LEE CNTY S C SCH FACS INC                         12/1/2031      6.000            866,923         814,833
   250,000  LEHIGH CNTY PA GEN PURP AUTH                      8/15/2042      1.612            250,000         131,563
   200,000  LEWISVILLE TEX COMBINATION CON                     9/1/2028      5.700            130,325         175,344
    45,000  LEWISVILLE TEX INDPT SCH DIST                     8/15/2025      5.000             45,531          45,717
 1,750,000  LOMBARD ILL PUB FACS CORP                          1/1/2036      5.250          1,783,402       1,583,330
   500,000  LOMBARD ILL PUB FACS CORP                          1/1/2015      6.375            500,000         449,905
   300,000  LOMBARD ILL PUB FACS CORP                          1/1/2025      5.500            318,170         199,926
   550,000  LOMBARD ILL PUB FACS CORP                          1/1/2030      5.500            579,443         342,441
   250,000  LOMPOC CALIF HEALTHCARE DIST                       8/1/2034      5.000            253,354         219,830
   320,000  LORAIN CNTY OHIO HOSP REV                          9/1/2016      5.625            324,664         321,670
   330,000  LORAIN CNTY OHIO HOSP REV                          9/1/2027      5.500            336,271         322,562
 1,000,000  LOS ANGELES CALIF CMNTY COLLEG                     8/1/2033      6.000          1,034,760       1,074,880
   400,000  LOS ANGELES CALIF CTFS PARTN                       2/1/2018      5.700            350,400         380,304
 1,250,000  LOS ANGELES CALIF HSG AUTH                         6/1/2029      5.000          1,087,966       1,032,438
   500,000  LOUDOUN CNTY VA INDL DEV AUTH                      8/1/2028      7.000            500,000         505,270
   365,000  LOUISIANA HSG FIN AGY SINGLE                       6/1/2038      5.850            392,074         385,655
   230,000  LOUISIANA HSG FIN AGY SINGLE                      12/1/2022      4.800            230,000         234,761
 1,645,000  LOUISIANA HSG FIN AGY SINGLE                      12/1/2038      5.700          1,734,706       1,647,616
   235,000  LOUISIANA HSG FIN AGY SINGLE                       6/1/2039      5.600            243,104         240,241
   495,000  LOUISIANA HSG FIN AGY SINGLE                       6/1/2040      6.550            524,175         530,650
   465,000  LOUISIANA LOC GOVT ENVIR FACS                     6/20/2028      8.000            465,000         366,364
   400,000  LOUISIANA LOC GOVT ENVIR FACS                     11/1/2032      6.750            400,000         323,644
   440,000  LOUISIANA PUB FACS AUTH REV                        7/1/2024      5.250            443,425         446,758
   500,000  LOUISIANA PUB FACS AUTH REV                       2/15/2036      1.292            500,000         290,625
    35,000  LUBBOCK TEX HEALTH FACS DEV                       1/20/2010      5.000             35,000          35,266
   105,000  LUBBOCK TEX HEALTH FACS DEV                       3/20/2012      5.000            105,000         109,192
   350,000  LUCAS CNTY OHIO HEALTH CARE                       8/15/2015      6.375            342,377         354,813
 1,500,000  LUZERNE CNTY PA                                   11/1/2026      7.000          1,608,755       1,609,350
   150,000  LYNN HAVEN FLA CAP IMPT REV                       12/1/2016      5.000            150,000         150,431
   626,479  LYONS COLO REV                                    11/30/2016     4.750            632,492         535,057
   250,000  MADEIRA CMNTY DEV DIST FLA SPL                    11/1/2014      5.250            249,529         137,765
   460,000  MADISON CNTY FLA REV                               7/1/2025      6.000            453,022         336,918
   210,000  MADISON CNTY NY INDL DEV AGY C                     2/1/2017      4.500            206,940         189,708
   250,000  MAGNOLIA CREEK FLA CMNTY DEV D                     5/1/2014      5.600            250,000         156,090
 1,000,000  MAINE EDL LN AUTH STUDENT LN R                    12/1/2027      5.625          1,000,000         991,460
 1,000,000  MALTA ILL TAX INCREMENT REV                       12/30/2025     5.750          1,000,000         598,840
   250,000  MANCHESTER N H HSG + REDEV                         1/1/2015      6.750            262,795         250,350
   500,000  MANCHESTER N H HSG + REDEV (c)                     1/1/2020      5.248            283,583         254,870
   647,000  MANHATTAN ILL SPL SVC AREA SPL                     3/1/2022      5.750            647,000         400,545

See accompanying notes to the financial statements.


                                       54
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                  June 30, 2009

   Face                                                                                                                    Percent
  Amount                                                      Maturity       Coupon                         Market           of
or shares                    Security                           date          rate          Cost           Value (a)     net assets
----------  -------------------------------------------     ------------   ----------   -------------   --------------  ------------
   500,000  MARICOPA CNTY ARIZ ELEM SCH                        7/1/2020      6.250      $     513,790         562,375
   300,000  MARICOPA CNTY ARIZ ELEM SCH                        7/1/2024      8.000            308,788         315,810
 1,000,000  MARICOPA CNTY ARIZ UNI SCH DIS                     7/1/2026      6.250          1,020,565       1,105,140
   235,000  MARION CNTY IND CONVENTION + R                     6/1/2027      5.000            222,583         226,108
 2,500,000  MARION CNTY OHIO HEALTH CARE F                    11/15/2010     6.375          2,478,643       2,495,575
   500,000  MARQUIS CMNTY DEV AUTH VA REV                      9/1/2013      5.100            500,000         441,530
   180,000  MARYLAND ST ECONOMIC DEV CORP                     12/1/2011      4.750            179,184         155,592
   500,000  MARYLAND ST HEALTH + HIGHER                        1/1/2027      4.625            461,274         458,335
   750,000  MARYLAND ST HEALTH + HIGHER                        1/1/2013      4.750            750,000         750,000
   250,000  MARYLAND ST HEALTH + HIGHER                        1/1/2017      5.000            250,000         199,978
   450,000  MARYLAND ST HEALTH + HIGHER                        7/1/2029      6.750            440,316         503,496
   500,000  MASHANTUCKET WESTERN PEQUOT TR                     9/1/2036      5.500            509,260         241,260
   250,000  MASSACHUSETTS ST                                   5/1/2037      1.245            250,000         163,063
   460,000  MASSACHUSETTS ST DEV FIN AGY                      10/1/2017      5.000            467,755         403,747
 1,750,000  MASSACHUSETTS ST DEV FIN AGY                      10/1/2017      5.000          1,634,038       1,604,103
   750,000  MASSACHUSETTS ST HEALTH + EDL                      7/1/2016      5.500            762,916         619,365
   464,000  MASSACHUSETTS ST HEALTH + EDL                     10/1/2017      6.000            470,455         418,899
 3,000,000  MASSACHUSETTS ST HEALTH + EDL                      7/1/2013      7.300          3,000,000       3,005,220
   350,000  MASSACHUSETTS ST HEALTH + EDL                     11/15/2009     5.125            350,565         350,091
 1,050,000  MASSACHUSETTS ST HEALTH + EDL                     1/15/2012      5.125          1,045,640       1,016,474
   275,000  MASSACHUSETTS ST HEALTH + EDL                      7/1/2028      5.000            282,996         256,460
 1,000,000  MASSACHUSETTS ST HSG FIN AGY H                    12/1/2033      5.350          1,000,000         994,560
   100,000  MASSACHUSETTS ST INDL FIN AGY                      9/1/2017      5.450            100,153         100,017
   225,000  MASSACHUSETTS ST TPK AUTH MET                      1/1/2029      5.250            231,588         204,073
   500,000  MASSACHUSETTS ST TPK AUTH MET                      1/1/2017      5.125            508,377         499,990
   145,000  MASSACHUSETTS ST TPK AUTH MET                      1/1/2027      5.000            147,232         130,436
 1,000,000  MASSACHUSETTS ST TPK AUTH WEST                     1/1/2017      5.550          1,003,495       1,003,840
   265,000  MATAGORDA CNTY TEX NAV DIST NO                     6/1/2026      5.250            270,942         233,393
    80,000  MATAGORDA CNTY TEX NAV DIST NO                     6/1/2026      5.250             80,768          78,502
   510,000  MATTESON ILL TAX INCREMENT REV                    12/1/2009      4.250            510,000         504,762
 1,750,000  MC ALESTER OKLA PUB WKS AUTH U (c)                 2/1/2030      5.480            572,541         521,535
   200,000  MEAD VLG NEB TAX INCREMENT REV                     7/1/2012      5.125            200,000          94,424
   500,000  MESQUITE NEV REDEV AGY TAX                         6/1/2014      5.750            494,715         494,485
   500,000  MESQUITE TEX HEALTH FACS DEV C                    2/15/2015      5.000            502,406         441,445
   855,000  MET GOVT NASHVILLE + DAVIDSON (b)                 6/20/2036     10.000            855,000         536,247
 1,830,000  MET GOVT NASHVILLE + DAVIDSON (b)                 12/20/2040     7.500          1,830,000       1,353,651
 1,070,000  MET GOVT NASHVILLE + DAVIDSON (b)                 12/20/2020     8.000          1,070,000         898,308
   500,000  METROPOLITAN PIER + EXPOSITION                    6/15/2027      6.500            500,000         500,600
   500,000  MIAMI BEACH FLA HEALTH FACS                       11/15/2028     5.375            505,623         311,815
   500,000  MIAMI CNTY OHIO HOSP FAC                          5/15/2018      5.250            510,820         465,325
   750,000  MIAMI-DADE CNTY FLA WTR + SWR                     10/1/2023      6.000            762,688         810,720
 1,000,000  MICHIGAN MUN BD AUTH REV                           5/1/2023      5.750          1,034,058       1,045,770
   300,000  MICHIGAN PUB EDL FACS AUTH REV                     9/1/2022      5.000            300,000         224,013
   750,000  MICHIGAN PUB EDL FACS AUTH REV                     9/1/2016      6.000            750,000         697,215
   500,000  MICHIGAN PUB EDL FACS AUTH REV                    10/1/2023      6.250            500,000         391,875
   500,000  MICHIGAN PUB EDL FACS AUTH REV                    11/1/2028      6.350            500,000         421,460
   500,000  MICHIGAN PUB EDL FACS AUTH REV                     9/1/2021      8.000            500,000         497,805
   175,000  MICHIGAN ST HOSP FIN AUTH REV                      6/1/2028      5.000            178,179         154,095
   220,000  MICHIGAN ST HOSP FIN AUTH REV                     11/15/2009     4.000            219,542         218,214
 1,000,000  MICHIGAN ST HOSP FIN AUTH REV                     12/1/2023      6.125            988,186       1,069,690
   545,000  MICHIGAN ST HSG DEV AUTH RENTA                    10/1/2038      5.700            545,000         550,799
   625,000  MICHIGAN ST HSG DEV AUTH RENTA                    10/1/2020      5.375            595,683         644,569
 1,000,000  MICHIGAN ST HSG DEV AUTH RENTA                    10/1/2034      5.625          1,000,000       1,001,690
 1,000,000  MICHIGAN ST STRATEGIC FD LTD                       9/1/2029      5.450          1,057,708         934,960

See accompanying notes to the financial statements.


                                       55
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                  June 30, 2009

   Face                                                                                                                    Percent
  Amount                                                      Maturity       Coupon                         Market           of
or shares                    Security                           date          rate          Cost           Value (a)     net assets
----------  -------------------------------------------     ------------   ----------   -------------   --------------  ------------
   280,000  MICHIGAN TOB SETTLEMENT FIN                        6/1/2022      5.125      $     262,578         228,578
   500,000  MIDCITIES MET DIST NO 2 COLO                      12/1/2030      5.125            500,632         397,190
 1,000,000  MIDLOTHIAN TEX DEV AUTH TAX                       11/15/2016     5.000            996,910         938,770
   350,000  MILLCREEK RICHLAND JT AUTH PA                      8/1/2022      5.250            269,808         318,133
   500,000  MILLSBORO DEL SPL OBLG                             7/1/2036      5.450            500,000         285,455
   554,586  MINNESOTA ST HIGHER ED FACS                       10/1/2016      4.493            558,792         516,131
   240,000  MINNESOTA ST HSG FIN AGY                           1/1/2020      5.000            229,584         243,053
   470,000  MISSISSIPPI HOME CORP SINGLE F                     6/1/2039      6.750            500,316         509,847
   500,000  MISSOURI DEV FIN BRD                               6/1/2029      5.625            486,247         504,135
   250,000  MISSOURI ST DEV FIN BRD INFRAS                     4/1/2025      5.125            252,931         238,663
   500,000  MISSOURI ST DEV FIN BRD INFRAS                     4/1/2028      4.750            484,864         436,795
   500,000  MISSOURI ST DEV FIN BRD INFRAS                     4/1/2027      6.000            507,477         500,825
   500,000  MISSOURI ST DEV FIN BRD INFRAS                    10/1/2027      6.125            483,705         503,255
   500,000  MISSOURI ST DEV FIN BRD INFRAS                    11/1/2025      5.500            491,507         502,250
   980,000  MISSOURI ST HEALTH + EDL FACS                      2/1/2022      5.125          1,011,387         832,980
   500,000  MISSOURI ST HEALTH + EDL FACS                      2/1/2027      4.875            505,523         371,725
   500,000  MISSOURI ST HSG DEV COMMN SING                     9/1/2034      5.250            496,545         498,370
   450,000  MISSOURI ST HSG DEV COMMN SING                     9/1/2034      5.350            450,000         452,192
   500,000  MODESTO CALIF IRR DIST CTFS PA                     7/1/2022      5.300            471,973         500,070
 1,000,000  MOHAVE CNTY ARIZ INDL DEV AUTH                     5/1/2015      7.250            991,558       1,052,890
   260,000  MONROE-MCKEEN PLAZA HSG DEV CO                     2/1/2012      6.800            260,857         260,634
 1,550,000  MONTANA ST BRD HSG                                12/1/2039      5.500          1,550,290       1,553,178
   250,000  MONTGOMERY ALA EDL BLDG AUTH F                    10/1/2032      5.250            260,378         208,325
   250,000  MONTGOMERY ALA MED CLINIC BRD                      3/1/2031      5.250            255,622         192,603
 1,500,000  MONTGOMERY CNTY OHIO HEALTH                       9/20/2032      6.550          1,456,401       1,518,855
   750,000  MONTGOMERY CNTY OHIO REV                          11/15/2039     5.250            750,000         753,608
   500,000  MONTGOMERY CNTY PA INDL DEV AU                    12/1/2017      6.250            498,864         443,585
   375,000  MONTGOMERY CNTY PA INDL DEV AU                     2/1/2028      6.125            369,883         250,669
   650,000  MONTGOMERY CNTY PA INDL DEV AU                     2/1/2014      5.375            646,742         575,627
   240,000  MONTGOMERY ILL SPL ASSMT                           3/1/2030      4.700            240,191         175,342
   800,000  MOUNT CARBON MET DIST COLO REV                     6/1/2043      7.000            800,000         231,600
   200,000  MOUNT CARBON MET DIST COLO REV (b) (e)             6/1/2043      8.000                  -               -
   400,000  NASSAU CNTY N Y INDL DEV AGY                       1/1/2018      5.875            396,698         358,932
   500,000  NEVADA HSG DIV SINGLE FAMILY                      10/1/2039      5.375            500,000         499,585
   185,000  NEW HAMPSHIRE HEALTH + ED FACS                     7/1/2014      5.000            185,472         188,439
   140,000  NEW HAMPSHIRE HEALTH + ED FACS                     7/1/2011      5.000            140,447         140,714
   480,000  NEW HAMPSHIRE HEALTH + ED FACS                     7/1/2016      5.000            478,300         456,830
   570,000  NEW HAMPSHIRE HGR EDL + HLTH F                    10/1/2010      5.700            570,000         571,693
 1,000,000  NEW HAMPSHIRE ST HSG FIN AUTH                      7/1/2038      6.625          1,057,268       1,086,170
   300,000  NEW JERSEY ECONOMIC DEV AUTH                       1/1/2015      5.000            297,154         281,766
   235,000  NEW JERSEY HEALTH CARE FACS FI                     2/1/2021      5.000            240,714         232,063
   490,000  NEW JERSEY HEALTH CARE FACS FI                    11/15/2033     1.392            490,000         311,861
   500,000  NEW JERSEY HEALTH CARE FACS FI                     7/1/2015      5.750            491,280         461,840
 2,500,000  NEW JERSEY HEALTH CARE FACS FI                     7/1/2016      6.250          2,500,000       2,502,125
   750,000  NEW JERSEY ST EDL FACS AUTH                       12/1/2023      7.125            738,323         788,858
   500,000  NEW JERSEY ST HIGHER ED ASSIST                     6/1/2024      5.375            497,193         501,310
 2,500,000  NEW JERSEY ST HIGHER ED ASSIST                     6/1/2027      5.000          2,496,253       2,505,725
    30,000  NEW MEXICO MTG FIN AUTH                            1/1/2026      6.950             31,512          30,742
 1,000,000  NEW MEXICO MTG FIN AUTH                            9/1/2029      5.000          1,000,000         978,790
   250,000  NEW MEXICO ST HOSP EQUIP LN CO                    8/15/2017      5.000            249,165         197,688
   250,000  NEW ORLEANS LA AVIATION BRD RE                     1/1/2023      6.000            249,068         257,663
   230,000  NEW ORLEANS LA SEW SVC REV                         6/1/2010      5.200            231,029         229,609
   500,000  NEW RIVER CMNTY DEV DIST FLA (b)                   5/1/2013      5.000            498,810         212,615
   155,000  NEW YORK CNTYS TOB TR IV                           6/1/2021      4.250            153,562         139,932

See accompanying notes to the financial statements.


                                       56
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                  June 30, 2009

   Face                                                                                                                    Percent
  Amount                                                      Maturity       Coupon                         Market           of
or shares                    Security                           date          rate          Cost           Value (a)     net assets
----------  -------------------------------------------     ------------   ----------   -------------   --------------  ------------
   640,000  NEW YORK N Y CITY HSG DEV CORP                    11/1/2024      5.100      $     546,622         651,750
   250,000  NEW YORK N Y CITY INDL DEV AGY                     1/1/2029      6.125            246,487         274,340
 1,500,000  NEW YORK N Y CITY INDL DEV AGY                     5/1/2017      5.300          1,500,115       1,501,530
 1,000,000  NEW YORK N Y CITY INDL DEV AGY                     5/1/2029      5.625            997,525       1,000,170
   350,000  NEW YORK ST DORM AUTH REVS                         7/1/2019      6.875            365,783         339,689
 1,000,000  NEW YORK ST DORM AUTH REVS                        8/15/2024      6.450            998,297       1,049,180
   990,000  NEW YORK ST DORM AUTH REVS                         7/1/2015      6.050            990,000         991,475
   750,000  NEW YORK ST DORM AUTH REVS NON                     7/1/2029      6.250            762,828         808,283
 1,820,000  NEW YORK ST MED CARE FACS FIN                     2/15/2035      6.375          1,801,993       1,822,093
 1,000,000  NEW YORK ST MED CARE FACS FIN                     8/15/2023      6.300          1,000,000       1,002,050
   250,000  NEW YORK ST URBAN DEV CORP                         7/1/2016      5.500            250,000         250,798
   500,000  NOBLESVILLE IND REDEV AUTH                         2/1/2031      5.125            495,142         491,325
   325,000  NORCO CALIF REDEV AGY TAX ALLO                     3/1/2021      6.250            323,635         328,299
   500,000  NORTH CAROLINA MED CARE COMMN                     10/1/2034      5.800            541,547         430,355
   500,000  NORTH CAROLINA MED CARE COMMN                     10/1/2020      5.500            511,609         487,275
 1,300,000  NORTH CAROLINA MED CARE COMMN                     10/1/2035      4.750          1,300,000       1,265,134
   250,000  NORTH CAROLINA MED CARE COMMN                      1/1/2032      5.250            248,677         161,748
   500,000  NORTH CAROLINA MUN PWR AGY NO                      1/1/2020      6.500            501,310         509,065
 1,000,000  NORTH CENT TEX HEALTH FAC DEV                     5/15/2017      5.000          1,006,330       1,002,790
   750,000  NORTH OAKS MINN SR HSG REV                        10/1/2022      5.750            739,736         635,828
   350,000  NORTH RANGE MET DIST NO 1 COLO                    12/15/2024     5.000            361,636         227,329
 1,000,000  NORTH TEX TWY AUTH REV (c)                         1/1/2028      5.900            341,085         330,150
 1,000,000  NORTH TEX TWY AUTH REV (c)                         1/1/2042      1.154            688,004         718,360
 1,500,000  NORTH TEX TWY AUTH REV                             1/1/2038      5.500          1,500,000       1,556,940
   250,000  NORTH TEX TWY AUTH REV                             1/1/2031      6.125            254,333         253,135
 3,000,000  NORTHEAST TEX MUN WTR DIST (c)                     9/1/2027      8.519            661,257         676,380
   500,000  NORTHEASTERN PA HOSP + ED AUTH                    8/15/2016      5.150            501,949         487,470
   500,000  NORTHERN CALIF GAS AUTH NO 1                       7/1/2027      1.529            500,000         285,500
   220,000  NORTHERN CALIF PWR AGY PUB PWR                     7/1/2032      5.200            224,321         208,696
   400,000  NORTHERN MARIANA ISLANDS                          10/1/2022      5.000            403,361         324,036
   300,000  OAK ISLAND N C ENTERPRISE SYS                      6/1/2028      5.750            293,212         310,530
   300,000  OAK ISLAND N C ENTERPRISE SYS                      6/1/2029      5.875            295,645         311,751
   250,000  OAKLAND CALIF UNI SCH DIST ALA                     8/1/2024      5.000            259,202         227,248
   100,000  OAKRIDGE CMNTY DEV DIST FLA                        5/1/2018      5.250            100,836         101,018
   500,000  OHIO ST HIGHER EDL FAC REV                        12/1/2024      5.500            509,147         523,935
   750,000  OHIO ST HSG FIN AGY RESIDENTIA                     9/1/2028      6.125            750,000         803,805
   500,000  OHIO ST HSG FIN AGY RESIDENTIA                     9/1/2033      5.450            500,000         512,455
   750,000  OHIO ST HSG FIN AGY RESIDENTIA                     9/1/2033      5.400            750,000         750,480
   250,000  OKANOGAN CNTY WASH PUB HOSP                       12/1/2023      5.625            262,728         249,670
   500,000  OKLAHOMA DEV FIN AUTH                              6/1/2014      5.250            500,000         501,480
    35,000  OKLAHOMA DEV FIN AUTH REV                         2/15/2029      6.000             36,646          35,042
 1,000,000  OKLAHOMA HSG FIN AGY SINGLE                        9/1/2038      6.500          1,062,816       1,083,000
   500,000  OKLAHOMA ST INDS AUTH REV                          7/1/2023      5.125            486,576         486,610
   500,000  OLIVER CNTY N D POLLUTN CTL RE                     1/1/2027      5.300            501,715         488,305
 1,000,000  ORANGE CNTY FLA HEALTH FACS AU                    10/1/2021      6.250            983,082       1,057,880
   275,000  ORANGE CNTY FLA HEALTH FACS AU                     7/1/2009      4.625            275,000         274,989
   500,000  OREGON HEALTH SCIENCES UNIV RE                     7/1/2039      5.750            485,392         493,665
   600,000  OREGON ST                                         10/1/2031      5.125            595,516         597,192
   500,000  ORLEANS PARISH LA PARISHWIDE S                     9/1/2020      5.500            500,000         456,965
   520,000  ORLEANS PARISH LA SCH BRD (c)                      2/1/2015      5.586            377,165         362,664
   675,000  PALM BEACH CNTY FL HEALTH FACS                    11/15/2029     5.125            683,682         566,926
   615,000  PALM BEACH CNTY FLA HEALTH FAC                    10/1/2011      5.500            616,395         615,357
 1,000,000  PALM BEACH CNTY FLA HEALTH FAC                    11/15/2022     5.375            908,730         842,570
   195,000  PANTHER TRACE II FLA CMNTY DEV                    11/1/2010      5.000            195,358         185,743

See accompanying notes to the financial statements.


                                       57
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                  June 30, 2009

   Face                                                                                                                    Percent
  Amount                                                      Maturity       Coupon                         Market           of
or shares                    Security                           date          rate          Cost           Value (a)     net assets
----------  -------------------------------------------     ------------   ----------   -------------   --------------  ------------
   400,000  PAOLI IND BLDG CORP                               1/15/2032      5.000      $     404,985         371,164
   630,000  PARKLANDS LEE CMNTY DEV DIST (b)                   5/1/2011      5.125            629,712         310,067
 1,665,000  PATTERSON CALIF JT UNI SCH DIS (c)                8/1/2027      6.548            519,292         559,257
   500,000  PELL CITY ALA SPL CARE FACS FI                    12/1/2027      5.250            428,616         400,050
 1,500,000  PENNSYLVANIA ECONOMIC DEV FING                    10/15/2023     6.250          1,465,254       1,491,435
 1,300,000  PENNSYLVANIA ST HIGHER EDL                        3/15/2030      5.750          1,205,467       1,192,503
   500,000  PENNSYLVANIA ST HIGHER EDL                         7/1/2039      1.459            500,000         200,625
   235,000  PENNSYLVANIA ST HIGHER EDL FAC                    11/15/2021     5.875            252,777         189,927
    75,000  PENNSYLVANIA ST HIGHER EDL FAC                    11/15/2016     5.875             79,097          66,644
    50,000  PENNSYLVANIA ST HIGHER EDL FAC                    11/15/2021     5.875             50,913          40,410
 2,000,000  PEORIA ILL PUB BLDG COMMN SCH (c)                 12/1/2021      5.601          1,007,255       1,030,120
 5,000,000  PEORIA ILL PUB BLDG COMMN SCH (c)                 12/1/2026      6.233          1,716,082       1,734,700
   500,000  PEORIA ILL PUB BLDG COMMN SCH (c)                 12/1/2022      6.149            221,858         233,115
   195,000  PHOENIX ARIZ STR + HWY USER RE                     7/1/2011      6.250            197,548         195,784
   245,000  PIMA CNTY ARIZ INDL DEV AUTH                       7/1/2024      6.100            240,872         181,219
   200,000  PIMA CNTY ARIZ INDL DEV AUTH                      12/15/2016     5.250            198,167         175,004
 1,300,000  PIMA CNTY ARIZ INDL DEV AUTH                       7/1/2031      6.750            939,996         973,453
   450,000  PIMA CNTY ARIZ INDL DEV AUTH                       2/1/2015      7.250            450,000         431,289
   160,000  PIMA CNTY ARIZ INDL DEV AUTH                       8/1/2012      6.250            160,000         157,336
   325,000  PIMA CNTY ARIZ INDL DEV AUTH                       2/1/2015      6.625            325,000         304,665
   150,000  PIMA CNTY ARIZ INDL DEV AUTH                       7/1/2012      5.000            149,789         139,079
   150,000  PIMA CNTY ARIZ INDL DEV AUTH                       7/1/2023      5.700            154,275         108,335
   375,000  PIMA CNTY ARIZ INDL DEV AUTH                       6/1/2016      6.000            375,000         335,794
 1,200,000  PIMA CNTY ARIZ INDL DEV AUTH                      12/1/2017      5.350          1,071,882       1,022,556
   475,000  PIMA CNTY ARIZ INDL DEV AUTH                       7/1/2014      4.650            473,944         405,265
   250,000  PIMA CNTY ARIZ INDL DEV AUTH                       6/1/2022      5.000            254,067         192,870
   500,000  PIMA CNTY ARIZ INDL DEV AUTH                       7/1/2022      5.375            505,389         400,805
   500,000  PIMA CNTY ARIZ INDL DEV AUTH                      12/1/2018      6.375            500,000         445,845
   230,000  PIMA CNTY ARIZ INDL DEV AUTH                       7/1/2015      5.125            229,106         211,480
   500,000  PINAL CNTY ARIZ CTFS PARTN                        12/1/2023      5.250            473,804         494,995
   500,000  PINAL CNTY ARIZ INDL DEV AUTH                     10/1/2020      5.250            523,759         442,200
   300,000  PINAL CNTY ARIZ INDL DEV AUTH                     10/1/2018      5.250            246,791         272,061
   392,000  PINGREE GROVE ILL SPL SVC AREA                     3/1/2015      5.250            389,501         314,212
   225,000  PITT CNTY N C REV                                 12/1/2010      5.375            229,229         233,964
 1,000,000  PITTSBURG CALIF REDEV AGY TAX                      9/1/2028      6.500            976,351       1,022,040
   250,000  PLAINFIELD IND CMNTY HIGH SCH                     7/15/2023      5.000            247,258         254,318
   500,000  PLEASANT VALLEY CALIF SCH DIST                     2/1/2022      5.850            498,069         518,250
   750,000  PLEASANTS CNTY W VA POLLUTN CT                     5/1/2015      6.150            783,635         750,143
   750,000  PORT CORPUS CHRISTI AUTH TEX                      12/1/2022      5.650            750,000         699,488
 1,750,000  PORT EVERGLADES AUTH FLA PORT                      9/1/2016      5.000          1,755,251       1,767,535
   560,000  PORTLAND ME HSG DEV CORP                           8/1/2015      4.875            560,000         510,485
   250,000  PORTLAND ME HSG DEV CORP                           8/1/2021      5.700            250,000         212,940
   500,000  POTTER COUNTY PA HOSP AUTH REV                     8/1/2024      6.050            518,575         489,290
   610,000  POTTER COUNTY PA HOSP AUTH REV                     8/1/2016      5.950            613,849         610,031
   105,000  PRIVATE COLLEGES + UNIVS AUTH                     10/1/2029      5.375            105,199          86,172
   250,000  PROVIDENCE R I HSG AUTH HSG                        9/1/2026      5.000            255,707         255,245
   500,000  PROVIDENCE R I HSG AUTH HSG                        9/1/2027      5.000            509,095         507,260
   250,000  PROVO UTAH CHARTER SCH REV                        6/15/2037      5.500            250,000         164,403
   450,000  PUERTO RICO COMWLTH HWY + TRAN                     7/1/2045      1.339            450,000         183,938
   500,000  PUERTO RICO ELEC PWR AUTH PWR                      7/1/2025      1.489            500,000         245,875
   500,000  PUERTO RICO SALES TAX FING                         8/1/2057      1.618            500,000         305,625
 1,500,000  PUERTO RICO SALES TAX FING (c)                     8/1/2032      2.055            935,730         946,500
   750,000  QUAIL CREEK CMNTY FACS DIST                       7/15/2016      5.150            750,000         623,445
   750,000  QUINAULT INDIAN NATION WASH                       12/1/2015      5.800            746,106         563,865

See accompanying notes to the financial statements.


                                       58
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                  June 30, 2009

   Face                                                                                                                    Percent
  Amount                                                      Maturity       Coupon                         Market           of
or shares                    Security                           date          rate          Cost           Value (a)     net assets
----------  -------------------------------------------     ------------   ----------   -------------   --------------  ------------
   400,000  RENO NEV HOSP REV                                  6/1/2032      5.250      $     413,314         331,308
   500,000  RENO NEV HOSP REV                                  6/1/2020      5.500            508,792         493,565
   750,000  RENO-SPARKS INDIAN COLONY NEV                      6/1/2021      5.000            766,542         723,848
   500,000  RHODE ISLAND HSG + MTG FIN COR                    10/1/2038      5.625            500,000         505,285
   500,000  RHODE ISLAND ST HEALTH + EDL                      5/15/2030      6.250            493,076         516,315
   250,000  RHODE ISLAND ST HEALTH + EDL B                    5/15/2026      5.250            255,597         242,633
   500,000  RHODE ISLAND ST STUDENT LN AUT                    12/1/2027      5.750            500,000         499,410
   500,000  RICHARDSON TEX HOSP AUTH HOSP                     12/1/2028      5.625            515,413         379,275
   325,000  RICHMOND IND HOSP AUTH REV                         1/1/2029      6.500            314,509         334,269
 1,750,000  RIO GRANDE VY HEALTH FACS DEV                      8/1/2012      6.400          1,750,065       1,751,593
   500,000  RIVERSIDE MO INDL DEV AUTH                         5/1/2020      5.000            502,757         481,730
   550,000  RIVERSIDE MO INDL DEV AUTH                         5/1/2027      4.500            520,360         501,738
   250,000  RIVERWOOD ESTATES CMNTY DEV (b)                    5/1/2013      5.000            250,000          87,375
 1,250,000  ROCKPORT IND POLLUTION CTL REV                     6/1/2025      4.625          1,226,776       1,153,013
 1,000,000  ROCKPORT IND POLLUTION CTL REV                     6/1/2025      6.250          1,000,000       1,031,040
   500,000  ROSS COUNTY OHIO HOSP REV                         12/1/2028      5.750            502,838         501,775
 1,000,000  SACRAMENTO CALIF CITY FING AUT (c)                12/1/2021      5.200            529,580         433,490
   500,000  SACRAMENTO CNTY CALIF CTFS PAR                    10/1/2027      4.750            500,370         433,195
   250,000  SACRAMENTO CNTY CALIF SANTN DI                    12/1/2035      0.977            250,000         152,813
   350,000  SACRAMENTO CNTY CALIF WTR FING                     6/1/2039      1.017            350,000         210,438
 1,500,000  SADDLEBACK VY UNI SCH DIST CAL                     9/1/2017      5.650          1,500,000       1,505,025
   750,000  SAGINAW MICH HOSP FIN AUTH                         7/1/2030      6.500            744,228         739,868
 2,500,000  SALEM-KEIZER ORE SCH DIST NO (c)                  6/15/2023      5.259          1,211,560       1,290,500
 1,750,000  SAN BERNARDINO CNTY CALIF CTFS                     8/1/2028      5.000          1,796,900       1,595,230
 1,505,000  SAN DIEGO CALIF PUB FACS FING                     5/15/2027      5.250          1,515,752       1,504,940
    85,000  SAN DIEGO CALIF PUB FACS FING                     5/15/2025      5.000             85,898          85,010
    65,000  SAN DIEGO CALIF PUB FACS FING                     5/15/2025      5.000             65,174          65,000
   500,000  SAN DIEGO CALIF REDEV AGY                          9/1/2023      5.000            447,196         452,375
   250,000  SAN JOAQUIN HILLS CALIF TRANSN                    1/15/2030      5.250            253,806         174,185
   250,000  SANTA CLARA CALIF REDEV AGY TA                     6/1/2015      5.000            251,882         250,153
 1,250,000  SARASOTA CNTY FLA HEALTH FACS                      1/1/2027      5.500          1,018,896         924,800
   250,000  SARASOTA NATL CMNTY DEV DIST                       5/1/2039      5.300            248,180         132,325
 1,000,000  SCAGO EDL FACS CORP FOR                           12/1/2026      5.000          1,044,018         960,610
 1,000,000  SCAGO EDL FACS CORP FOR UN SCH                    12/1/2021      5.000          1,044,018         929,830
   500,000  SCOTTSDALE ARIZ INDL DEV AUTH                      9/1/2030      5.250            483,221         457,575
   200,000  SEMINOLE TRIBE FLA SPL OBLIG                      10/1/2022      5.750            206,624         180,304
   500,000  SEMINOLE TRIBE FLA SPL OBLIG                      10/1/2024      5.500            505,943         438,610
   250,000  SENECA NATION INDIANS CAP                         12/1/2023      5.000            248,718         162,200
   500,000  SHELBY CNTY TENN HEALTH EDL +                      9/1/2026      5.625            496,442         415,090
   750,000  SHELBY CNTY TENN HEALTH EDL +                      9/1/2016      5.250            745,557         681,443
   500,000  SHELBY CNTY TENN HEALTH EDL +                      9/1/2011      4.900            500,000         500,120
   625,000  SHELBY CNTY TENN HEALTH EDL + (b)                  1/1/2029      5.550            556,863          94,156
   150,000  SHELBY CNTY TENN HEALTH EDL + (b)                  1/1/2019      5.350            134,966          23,265
 1,000,000  SKOWHEGAN ME POLLUTN CTL REV                      11/1/2013      5.900          1,000,000       1,003,850
 1,250,000  SMYRNA TENN HSG ASSN INC MULTI                    10/20/2035     6.450          1,255,474       1,304,413
   550,000  SNOHOMISH CNTY WASH HSG AUTH H                     4/1/2026      6.400            550,000         551,375
   250,000  SOUTH CAROLINA HSG FIN + DEV A                     7/1/2032      5.500            250,000         252,195
   500,000  SOUTH CAROLINA JOBS ECONOMIC D                     4/1/2024      5.000            511,924         453,280
   500,000  SOUTH CAROLINA JOBS ECONOMIC D                    11/15/2027     6.000            504,057         375,185
   750,000  SOUTH CAROLINA JOBS ECONOMIC D                    11/15/2042     5.150            750,000         690,165
   695,000  SOUTH CAROLINA JOBS-ECONOMIC                      11/1/2010      4.650            695,000         682,629
   750,000  SOUTH CAROLINA JOBS-ECONOMIC                       5/1/2011      5.000            750,000         742,260
 1,000,000  SOUTH COAST CONSERVANCY DIST I                     1/1/2028      5.250            994,076       1,029,340
   400,000  SOUTH INDIAN RIV WTR CTL DIST                      8/1/2031      4.125            371,396         328,536

See accompanying notes to the financial statements.


                                       59
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                  June 30, 2009

   Face                                                                                                                    Percent
  Amount                                                      Maturity       Coupon                         Market           of
or shares                    Security                           date          rate          Cost           Value (a)     net assets
----------  -------------------------------------------     ------------   ----------   -------------   --------------  ------------
   170,000  SOUTH LAKE CNTY HOSP DIST FLA                     10/1/2022      6.000      $     172,414         169,981
   640,000  SOUTH LAKE CNTY HOSP DIST FLA                     10/1/2013      5.500            640,009         669,613
   300,000  SOUTHERN MINN MUN PWR AGY PWR                      1/1/2013      4.840            300,000         266,001
   250,000  SOUTHWESTERN ILL DEV AUTH REV                     8/15/2015      5.375            256,990         244,570
 1,500,000  SOUTHWESTERN ILL DEV AUTH REV                     8/15/2029      5.625          1,539,366       1,250,775
   250,000  SOUTHWESTERN ILL DEV AUTH REV                     11/1/2026      5.625            248,269         162,420
   700,000  SOUTHWESTERN ILL DEV AUTH REV                     10/1/2022      7.000            700,000         610,806
   500,000  SPARKS NEV REDEV AGY TAX                           6/1/2020      6.400            492,252         398,120
   500,000  SPARKS NEV TOURISM IMPT DIST                      6/15/2020      6.500            482,916         407,550
   317,000  ST BERNARD PARISH LA HOME MTG                      3/1/2039      5.800            310,712         321,111
 1,025,000  ST JOHN BAPTIST PARISH LA REV                      6/1/2037      5.125          1,025,000         867,017
   500,000  ST JOHNS CNTY FLA INDL DEV AUT                     8/1/2034      5.625            482,076         380,325
   240,000  ST JOHNS CNTY FLA INDL DEV AUT                    10/1/2017      5.000            240,000         192,271
   500,000  ST JOSEPH CNTY IND ECONOMIC DE                    5/15/2038      6.000            366,211         355,065
   460,000  ST JOSEPH CNTY IND ECONOMIC DE                    5/15/2026      6.000            330,378         365,323
   400,000  ST JOSEPH CNTY IND ECONOMIC DE                    5/15/2014      5.750            407,617         376,624
   500,000  ST JOSEPH CNTY IND HOSP AUTH                      2/15/2028      5.250            509,711         379,810
   500,000  ST JOSEPH MO INDL DEV AUTH TAX                    11/1/2023      5.375            496,261         395,120
 1,000,000  ST JOSEPH MO INDL DEV AUTH TAX                    11/1/2019      5.100            988,096         842,740
   800,000  ST LOUIS CNTY MO HSG AUTH MULT (b)                11/1/2014      8.500            800,000         324,728
   250,000  ST LOUIS CNTY MO INDL DEV                          9/1/2021      5.375            254,696         223,665
 1,000,000  ST LOUIS CNTY MO INDL DEV                         12/1/2027      5.375          1,000,000         986,040
   250,000  ST LOUIS CNTY MO INDL DEV AUTH                    11/15/2022     5.000            253,373         166,273
   430,000  ST LOUIS MO INDL DEV AUTH TAX                      5/1/2026      5.125            427,541         285,064
   525,000  ST PAUL MINN HSG + REDEV AUTH                     11/15/2014     5.250            534,798         489,699
   229,535  ST TAMMANY PARISH LA FIN AUTH                     12/1/2039      5.250            234,819         230,979
   175,000  STERLING HILL CMNTY DEV DIST                      11/1/2010      5.500            174,778         156,331
   500,000  STONEYBROOK SOUTH CMNTY DEV                       11/1/2015      5.450            498,499         247,835
   500,000  SULLIVAN CNTY TENN HEALTH EDL                      9/1/2036      5.250            516,326         334,615
   395,000  SUMMIT ACADEMY NORTH MICH PUB                     11/1/2011      4.750            395,077         373,054
   500,000  TANGIPAHOA PARISH LA HOSP SVC                      2/1/2015      5.375            518,613         484,290
   750,000  TARRANT CNTY TEX CULTURAL ED                      11/15/2036     6.000            772,627         586,703
 1,000,000  TARRANT CNTY TEX CULTURAL ED                      11/15/2026     6.000          1,036,007         849,960
 1,000,000  TARRANT CNTY TEX CULTURAL ED                      5/15/2027      5.125            703,158         773,070
   250,000  TARRANT CNTY TEX CULTURAL ED                      2/15/2013      5.000            249,751         239,710
   500,000  TARRANT CNTY TEX CULTURAL ED                      11/15/2016     5.250            485,112         448,485
   490,000  TENNESSEE HSG DEV AGY                              7/1/2034      5.100            490,000         470,478
 1,000,000  TENNESSEE HSG DEV AGY                              7/1/2038      5.450          1,000,000         997,110
   500,000  TENNESSEE HSG DEV AGY                              7/1/2031      4.500            500,000         507,700
   230,000  TENNESSEE HSG DEV AGY MTG FIN                      7/1/2023      5.200            232,151         233,022
   795,000  TERREBONNE PARISH LA                               3/1/2024      5.875            802,212         875,955
   250,000  TEXAS MUN GAS ACQUISITION + SU                    12/15/2026     1.872            250,000         161,000
   185,000  TEXAS MUN GAS ACQUISITION + SU                    12/15/2026     6.250            177,411         177,049
   500,000  TEXAS ST                                           8/1/2024      5.500            502,494         501,095
   500,000  TEXAS ST PUB FIN AUTH CHARTER                      9/1/2018      5.500            500,000         419,655
 1,000,000  TEXAS ST PUB FIN AUTH CHARTER                     8/15/2030      5.000            872,407         627,650
   800,000  TEXAS ST STUDENT HSG AUTH (b)                      1/1/2033     11.000            800,000               8
 1,305,000  TISONS LANDING CMNTY DEV DIST (b)                 11/1/2011      5.000          1,304,267         462,492
   300,000  TOBACCO SETTLEMENT FING CORP N                     6/1/2015      5.000            308,167         280,539
   425,000  TODD CREEK FARMS MET DIST NO 1                    12/1/2009      4.750            424,565         275,953
   250,000  TOLEDO-LUCAS CNTY OHIO PORT                       12/1/2035      5.375            257,743         207,343
   750,000  TOLOMATO CMNTY DEV DIST FLA                        5/1/2017      6.375            750,000         618,945
 2,000,000  TRAVIS CNTY TEX HEALTH FACS                       11/15/2035     4.750          2,000,000       1,943,980
   840,000  TRAVIS CNTY TEX HSG FIN CORP M (b)                 6/1/2035      9.250            840,000         324,383

See accompanying notes to the financial statements.


                                       60
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                  June 30, 2009

   Face                                                                                                                    Percent
  Amount                                                      Maturity       Coupon                         Market           of
or shares                    Security                           date          rate          Cost           Value (a)     net assets
----------  -------------------------------------------     ------------   ----------   -------------   --------------  ------------
 1,000,000  TULSA OKLA TULSA INDL AUTH REV                    10/1/2027      6.000     $    1,030,811       1,044,830
   520,000  TYLER TEX HEALTH FACS DEV CORP                     7/1/2009      6.600            520,000         520,036
   350,000  TYLER TEX HEALTH FACS DEV CORP                    11/1/2037      5.375            347,607         271,478
   500,000  ULSTER CNTY N Y INDL DEV AGY                      9/15/2013      5.100            497,180         464,335
   500,000  ULSTER CNTY N Y INDL DEV AGY                      9/15/2016      5.250            494,080         418,915
   350,000  UNIVERSITY CALIF REVS                             5/15/2031      5.750            362,117         378,172
   240,000  UNIVERSITY CITY MO INDL DEV AU                    12/20/2030     6.000            250,788         237,994
   250,000  UNIVERSITY ILL UNIV REVS                           4/1/2038      5.750            258,280         263,918
   671,000  UTAH ASSOCIATED MUNI POWER SYS                     5/1/2022      4.750            671,000         505,256
   500,000  UTAH HSG CORP SINGLE FAMILY MT                     1/1/2040      5.550            500,000         502,130
   600,000  UTAH ST CHARTER SCH FIN AUTH                      7/15/2018      6.375            600,000         533,286
   575,000  VALLEY ALA SPL CARE FACS FING                     11/1/2011      5.450            581,783         561,522
 1,080,000  VERANO CTR CMNTY DEV DIST FLA                     11/1/2012      5.000          1,080,000         541,253
 1,000,000  VERMONT EDL + HEALTH BLDGS FIN                    12/1/2027      6.125          1,021,004         941,620
   260,000  VERRADO CMNTY FACS DIST NO 1                      7/15/2013      6.000            260,000         256,565
   300,000  VIGO CNTY IND HOSP AUTH REV                        9/1/2027      5.500            296,920         230,529
   750,000  VIRGINIA ST HSG DEV AUTH                           7/1/2025      6.000            750,000         798,803
   500,000  VIRGINIA ST HSG DEV AUTH COMWL                     7/1/2031      5.350            503,737         502,915
 2,000,000  VIRGINIA ST HSG DEV AUTH COMWL                     7/1/2036      5.375          2,092,175       2,007,700
   250,000  WALKER FIELD COLO PUB ARPT AUT                    12/1/2027      4.750            228,150         198,390
   500,000  WASHINGTON CNTY VA INDL DEV AU                     7/1/2019      7.250            492,956         560,495
   470,000  WASHINGTON ST HEALTH CARE FACS                    2/15/2027      5.000            385,462         384,253
   500,000  WASHINGTON ST HEALTH CARE FACS                     8/1/2028      6.250            517,471         533,130
   500,000  WASHINGTON ST HEALTH CARE FACS                     3/1/2024      6.500            477,265         510,005
 1,000,000  WASHINGTON ST HEALTH CARE FACS                     3/1/2029      7.125            974,167       1,053,020
 1,000,000  WASHINGTON ST HSG FIN COMMN                       12/1/2033      5.450          1,000,000       1,025,510
   650,000  WASHINGTON ST HSG FIN COMMN NO                     1/1/2013      5.100            650,000         619,223
 1,150,000  WASHINGTON ST HSG FIN COMMN NO                     1/1/2017      5.250          1,146,401         954,730
   455,000  WATERS EDGE CMNTY DEV DIST FLA                    11/1/2012      5.000            455,084         243,357
   500,000  WATERSET NORTH CMNTY DEV DIST                     11/1/2015      6.550            498,695         318,300
   750,000  WEATHERFORD HOSP AUTH OKLA REV                     5/1/2016      6.000            764,937         655,763
   240,000  WEST VLGS IMPT DIST FLA REV                        5/1/2037      5.500            240,000         112,690
   665,000  WESTERN GENERATION AGY ORE                         1/1/2021      5.000            670,707         524,206
   200,000  WESTPARK CMNTY FACS DIST AZ                       7/15/2016      4.900            200,000         162,430
   500,000  WHITEHOUSE TEX INDPT SCH DIST ( c)                2/15/2025      4.650            243,866         216,805
   255,000  WILL CNTY ILL SPL ED JT                            1/1/2021      5.500            264,768         259,878
   750,000  WINNEBAGO + STEPHENSON CNTYS I ( c)                1/1/2019      5.250            458,070         440,873
 1,000,000  WISCONSIN HEALTH + EDL FACS                       12/1/2034      5.000          1,000,000         994,360
   460,000  WISCONSIN HEALTH + EDL FACS                       8/15/2016      4.600            458,877         431,370
 1,000,000  WISCONSIN ST GEN REV                               5/1/2027      6.000          1,026,082       1,082,530
 1,000,000  WISCONSIN ST HEALTH + EDL FA                      11/15/2025     5.750            990,000       1,000,190
   500,000  WISCONSIN ST HEALTH + EDL FACS                    8/15/2026      5.875            475,778         456,880
   400,000  WISCONSIN ST HEALTH + EDL FACS                    8/15/2023      5.600            401,447         376,524

See accompanying notes to the financial statements.


                                       61
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                  June 30, 2009

   Face                                                                                                                    Percent
  Amount                                                      Maturity       Coupon                         Market           of
or shares                    Security                           date          rate          Cost           Value (a)     net assets
----------  -------------------------------------------     ------------   ----------   -------------   --------------  ------------
   350,000  WISCONSIN ST HEALTH + EDL FACS                     7/1/2021      6.000            359,097         354,200
   500,000  WISCONSIN ST HEALTH + EDL FACS                    2/15/2032      5.250            488,319         449,310
   450,000  WISCONSIN ST HEALTH + EDL FACS                     7/1/2017      6.000            461,479         460,107
   250,000  WISCONSIN ST HEALTH + EDL FACS                    8/15/2017      5.250            249,395         249,980
   500,000  WISCONSIN ST HEALTH + EDL FACS                    2/15/2018      6.250            480,697         504,095
   215,000  WISCONSIN ST HEALTH + EDL FACS                    11/15/2023     6.000            228,833         219,582
   250,000  WISCONSIN ST HEALTH + EDL FACS                    11/15/2032     6.000            268,399         252,775
   500,000  WISCONSIN ST HEALTH + EDL FACS                     6/1/2028      5.700            519,319         419,050
   500,000  WISCONSIN ST HEALTH + EDL FACS                    8/15/2034      6.750            507,386         382,045
   200,000  WISCONSIN ST HEALTH + EDL FACS                     3/1/2015      4.650            200,000         189,006
   400,000  WISCONSIN ST HEALTH + EDL FACS                     9/1/2015      5.000            400,000         355,676
   500,000  WISCONSIN ST HEALTH + EDL FACS                    8/15/2024      6.500      $     345,658         389,990
 1,000,000  WISCONSIN ST HEALTH + EDL FACS                    5/15/2029      5.125            852,591         811,330
   500,000  WISCONSIN ST HEALTH + EDL FACS                     7/1/2026      5.000            505,227         427,175
   500,000  WISCONSIN ST HEALTH + EDL FACS                    1/15/2025      5.650            509,016         503,725
 1,000,000  WISCONSIN ST HEALTH + EDL FACS                    8/15/2022      5.750            897,788         924,390
 1,000,000  WISCONSIN ST HEALTH + EDL FACS                    8/15/2023      5.500          1,000,302         966,030
   940,000  WOODHILL PUB FAC CORP TEX                         12/1/2015      7.250            930,468         905,051
   750,000  WYOMING CMNTY DEV AUTH HSG REV                    12/1/2023      5.250            760,604         768,863
   250,000  WYOMING MUN PWR AGY PWR SUPPLY                     1/1/2028      5.500            255,084         254,758
   250,000  YORK CNTY PA INDL DEV AUTH POL                    10/1/2019      6.450            250,000         250,903
   250,000  YUBA CITY CALIF REDEV AGY TAX                      9/1/2027      5.125            254,575         194,475
   355,000  ZEPHYR RIDGE CMNTY DEV DIST (b)                    5/1/2013      5.250            355,540         162,821
                                                                                        -------------   -------------
                                                                                          458,417,911     419,349,891       91.42%
           Cash Equivalents:
10,261,326  SSGA TAX-EXEMPT MONEY MARKET FUND, Current rate 0.00%                       $  10,261,326      10,261,326
                                                                                        -------------   -------------
                                                                                           10,261,326      10,261,326        2.24%

            Grand total  (d)                                                            $ 499,584,204     457,788,103       99.80%
                                                                                        =============   =============      ======

Notes to investments in securities:

      (a)   Securities are valued in accordance with procedures described in note 2 to the December 31, 2008 financial statements.

      (b) Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

      (c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

      (d) At June 30, 2009, the cost for Federal income tax purposes was $499,584,180. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

                  Gross unrealized appreciation             $    5,479,749
                  Gross unrealized depreciation                (47,275,850)
                                                            --------------
                     Net unrealized depreciation            $  (41,796,101)
                                                            ==============

      (e) This security is being fair-valued according to procedures adopted by the Board of Trustees.

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

            Geographical Diversification                           Percent
            ---------------------------------------------------------------

             Texas                                                    8.38%
             Illinois                                                 6.80
             California                                               6.47
             Florida                                                  5.61
             Indiana                                                  4.48
             Arizona                                                  3.39
             Missouri                                                 2.99
             Louisiana                                                2.93
             Michigan                                                 2.93
             Pennsylvania                                             2.64
             South Carolina                                           2.05
             Other                                                   51.33
                                                                  --------
                                                                    100.00%
                                                                  --------

See accompanying notes to the financial statements.


                                       62
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                  June 30, 2009

           Clearwater Tax-Exempt Bond Fund Portfolio Diversification
                        (as a percentage of net assets)

  [THE FOLLOWING TABLE WAS REPRESENTED AS PIE CHART IN THE PRINTED MATERIAL.]

Public Housing Bonds                         2%
Insured Bonds                               12%
General Obligation Bonds                     3%
Multi-Family Housing Bonds                  17%
Education Bonds                             11%
Insured General Obligation Bonds             1%
Hospital Bonds                              20%
Public Utility Bonds                         2%
Industrial Revenue Bonds                     4%
Cash Equivalents                             2%
Other Bonds                                 26%

See accompanying notes to the financial statements.

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater International Fund (unaudited)
                                 June 30, 2009

                                                                                       Percent
                                                                           Market         of
   Shares                     Security                        Cost       value (a)    net assets
----------- -------------------------------------------- ------------- ------------- -----------
                     Common:Stocks:
                       Australia:
   14,044   AGL ENERGY LTD.                               $  144,885      151,439
   57,822   ALUMINA LTD.                                      55,820       66,362
   27,357   AMCOR LTD.                                        88,944      109,831
   28,290   AMP LTD.                                          92,128      110,840
   16,965   ARROW ENERGY LTD.(b)                              50,823       48,272
    8,612   ASX LTD.                                         204,977      255,843
   33,277   AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.       351,123      439,876
   19,517   AXA ASIA PACIFIC HOLDINGS LTD.                    47,802       61,043
   53,357   BHP BILLITON LTD.                              1,211,023    1,462,263
    2,082   BILLABONG INTERNATIONAL LTD.                      13,239       14,630
   42,228   BLUESCOPE STEEL LTD.                              74,710       85,407
   10,867   BORAL LTD.                                        30,867       35,396
   17,400   BRAMBLES LTD.                                     64,294       83,235
   45,718   CARNARVON PETROLEUM LTD.(b)                       29,334       29,832
   57,933   CFS RETAIL PROPERTY TRUST                         66,005       76,587
   23,498   COCA-COLA AMATIL LTD.                            137,187      162,768
    1,271   COCHLEAR LTD.                                     45,961       59,035
   22,621   COMMONWEALTH BANK OF AUSTRALIA                   527,768      707,237
   11,720   COMPUTERSHARE LTD.                                66,009       84,919
   31,053   CROWN LTD.                                       139,300      180,940
    5,742   CSL LTD.                                         127,131      148,395
   41,838   CSR LTD.                                          48,720       56,969
    4,600   DAVID JONES LTD.                                  14,014       16,762
   44,394   DEXUS PROPERTY GROUP                              24,235       26,612
    1,477   DOMINION MINING LTD.                               5,140        5,504
    4,900   DOWNER EDI LTD.                                   18,269       21,983
    2,100   ENERGY RESOURCES OF AUSTRALIA LTD.                43,530       39,409
   38,735   FAIRFAX MEDIA LTD.                                31,235       37,914
   21,110   FORTESCUE METALS GROUP LTD.(b)                    37,574       64,004
   94,938   FOSTER'S GROUP LTD.                              356,738      393,463
    4,600   GOODMAN FIELDER LTD.                               5,044        4,818
  179,910   GPT GROUP                                         55,818       70,216
   36,315   HARVEY NORMAN HOLDINGS LTD.                       83,288       96,199
   19,665   INCITEC PIVOT LTD.                                31,737       37,418
   64,025   INSURANCE AUSTRALIA GROUP LTD.                   158,626      179,544
    4,540   JB HI-FI LTD.                                     35,186       56,119
    2,244   LEIGHTON HOLDINGS LTD.                            29,819       42,247
    5,257   LEND LEASE CORP. LTD.                             19,894       29,611
   18,700   LIHIR GOLD LTD.(b)                                39,667       43,560
   14,606   LION NATHAN LTD.                                  99,352      136,640
    3,942   MACQUARIE GROUP LTD.                              60,755      123,807
   31,339   MACQUARIE INFRASTRUCTURE GROUP                    32,101       35,989
   49,680   METCASH LTD.                                     136,834      172,031
   25,047   NATIONAL AUSTRALIA BANK LTD.                     341,140      450,913
    7,658   NEWCREST MINING LTD.                             173,651      187,638
    6,400   NUFARM LTD.                                       47,393       47,090
   44,887   ONESTEEL LTD.                                     72,578       92,586
    8,826   ORICA LTD.                                        89,233      153,636
   12,164   ORIGIN ENERGY LTD.                               118,319      143,122
   68,197   OZ MINERALS LTD.(b)                               31,654       50,515
   14,831   PALADIN RESOURCES LTD.(b)                         55,585       58,391
      416   PERPETUAL LTD.                                     7,027        9,525
    3,000   PRIMARY HEALTH CARE LTD.                          10,007       12,667
   36,732   QANTAS AIRWAYS LTD.                               46,697       59,250
   13,190   QBE INSURANCE GROUP LTD.                         168,322      210,441
    6,800   RAMSAY HEALTH CARE LTD.                           50,838       63,014
    7,434   RIO TINTO LTD.                                   238,618      311,106
   17,740   SANTOS LTD.                                      192,604      208,385
    2,100   SIMS METAL MANAGEMENT LTD.                        24,232       43,718
    1,000   SINO GOLD MINING LTD.(b)                           5,328        4,149
    6,745   SONIC HEALTHCARE LTD.                             49,661       66,771
   60,029   STOCKLAND                                        127,913      153,910
   29,373   SUNCORP-METWAY LTD.                              123,483      157,708
   20,677   TABCORP HOLDINGS LTD.                             93,266      118,979
   47,346   TATTS GROUP LTD.                                  81,620       97,111
   50,033   TELSTRA CORP. LTD.                               108,102      136,508
   18,889   TOLL HOLDINGS LTD.                                78,539       93,707

See accompanying notes to the financial statements.


                                       64
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater International Fund (unaudited)
                                 June 30, 2009


                                                                                      Percent
                                                                         Market          of
  Shares                     Security                       Cost        value (a)    net assets
---------- -------------------------------------------- ------------ -------------- -----------
Australia (Cont'd):
  13,099   TRANSURBAN GROUP                              $   36,728         43,620
   6,100   WASHINGTON H SOUL PATTINSON & CO. LTD.            35,765         52,576
  16,997   WESFARMERS LTD.                                  225,362        309,384
   2,560   WESFARMERS LTD. - PPS                             32,507         48,312
  35,413   WESTFIELD GROUP                                  253,766        322,532
  52,832   WESTPAC BANKING CORP.                            701,839        855,725
   6,211   WOODSIDE PETROLEUM LTD.                          161,153        215,204
  19,482   WOOLWORTHS LTD.                                  346,571        411,922
   3,923   WORLEYPARSONS LTD.                                47,061         74,735

                                                         ----------  -------------
                                                          9,113,468     11,329,819         5.51%
                        Austria:
     857   AGRANA BETEILIGUNGS A.G.                          54,876         72,787
   3,566   ERSTE GROUP BANK A.G.                             63,769         96,890
     108   MAYR-MELNHOF KARTON A.G.                           7,410          9,110
   3,368   OESTERREICHISCHE POST A.G.                        92,549         96,703
   3,858   OMV A.G.                                         127,995        144,633
   1,965   RAIFFEISEN INTERNATIONAL BANK HOLDING A.G.        63,526         68,241
   4,513   STRABAG SE                                        83,601        100,051
   2,648   TELEKOM AUSTRIA A.G.                              37,131         41,432
     915   VERBUND - OESTERREICHISCHE ELEKTRIZITA-
           ETSWIRTSCHAFTS A.G., CLASS A                      30,953         46,673
   2,303   VOESTALPINE A.G.                                  32,585         63,186
   8,200   WIENERBERGER A.G.(b)                              98,560        101,946

                                                         ----------  -------------
                                                            692,955        841,652         0.41%
                        Belgium:
  10,113   ANHEUSER-BUSCH INBEV N.V.                        285,546        366,123
     519   BELGACOM S.A.                                     15,605         16,592
     100   COFINIMMO                                         11,868         11,667
     329   COLRUYT S.A.                                      74,892         75,081
   1,204   DELHAIZE GROUP                                    76,000         84,772
   1,713   DEXIA S.A.(b)                                      5,086         12,990
  48,619   FORTIS(b)                                         87,769        165,765
     413   GROUPE BRUXELLES LAMBERT S.A.                     28,544         30,246
   6,145   KBC GROEP N.V.(b)                                107,919        112,102
     400   MOBISTAR S.A.                                     25,537         24,691
     346   NATIONALE A PORTEFEUILLE                          15,895         16,727
   1,896   SOLVAY S.A., CLASS A                             119,873        159,970
   3,600   TESSENDERLO CHEMIE N.V.                          116,742        114,582
   6,691   UCB S.A.                                         189,530        214,491
   8,135   UMICORE                                          147,016        185,293

                                                         ----------  -------------
                                                          1,307,822      1,591,092         0.77%
                        Bermuda:
  25,908   LANCASHIRE HOLDINGS LTD.(b)                      203,181        199,151

                                                         ----------  -------------
                                                            203,181        199,151         0.10%
                        Brazil:
  14,200   COSAN LTD.(b)                                     82,447         73,556

                                                         ----------  -------------
                                                             82,447         73,556         0.04%
                        Canada:
     900   AGNICO-EAGLE MINES LTD.                           47,571         47,409
   2,453   AGNICO-EAGLE MINES LTD.                          133,193        128,733
   8,400   ALIMENTATION COUCHE TARD, INC.                    85,331        101,612
     390   ASTRAL MEDIA, INC.                                10,206          9,972
   2,900   ATCO LTD.                                         88,796         98,110
  16,470   BARRICK GOLD CORP.                               531,637        552,569
   4,000   BIOVAIL CORP.                                     47,206         53,717
  11,627   BROOKFIELD ASSET MANAGEMENT, INC.                172,468        198,473
   5,526   BROOKFIELD PROPERTIES CORP.                       35,639         44,042
   7,813   CANADIAN NATIONAL RAILWAY CO.                    282,487        335,646
     700   CANADIAN PACIFIC RAILWAY LTD.                     21,176         27,913
     950   CANADIAN TIRE CORP. LTD., CLASS A                 44,126         44,922
     100   CANADIAN UTILITIES LTD.                            3,136          3,263
   1,300   CELESTICA, INC.(b)                                 8,178          8,807
  11,000   CGI GROUP, INC.(b)                                85,512         97,788
   1,500   CORUS ENTERTAINMENT, INC.                         19,529         19,151
   2,100   EMPIRE CO. LTD.                                   88,804         76,371

See accompanying notes to the financial statements.

                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater International Fund (unaudited)
                                 June 30, 2009


                                                                                         Percent
                                                                             Market         of
  Shares                       Security                         Cost       value (a)    net assets
---------- ----------------------------------------------- ------------- ------------- -----------
Canada (Cont'd):
  12,895   ENCANA CORP.                                     $  548,543        637,916
  14,652   GENWORTH MI CANADA, INC.(b)                         240,686        239,343
   1,860   GEORGE WESTON LTD.                                   91,988         93,293
   4,700   IAMGOLD CORP.                                        35,860         47,601
   1,210   INMET MINING CORP.                                   47,703         44,389
   3,879   IVANHOE MINES LTD./CA(b)                             23,410         21,722
   2,270   LOBLAW COS. LTD.                                     65,573         67,819
     200   MACDONALD DETTWILER & ASSOCIATES LTD.(b)              4,651          4,557
   3,269   MAGNA INTERNATIONAL, INC.                            86,809        138,083
   4,900   MAPLE LEAF FOODS, INC.                               32,116         36,820
   3,400   METRO, INC.                                         107,775        111,138
   3,400   NATIONAL BANK OF CANADA                             115,587        157,119
   8,969   NEXEN, INC.                                         150,118        194,179
   5,638   POTASH CORP. OF SASKATCHEWAN                        495,204        524,616
   3,600   POWER CORP. OF CANADA                                64,352         83,072
   2,800   QUEBECOR, INC.                                       39,157         47,664
   8,062   RESEARCH IN MOTION LTD.(b)                          390,601        572,805
   4,300   RONA, INC.(b)                                        45,551         47,136
   1,000   SHAW COMMUNICATIONS, INC.                            15,672         16,834
     100   SINO-FOREST CORP.(b)                                    845          1,066
     400   SNC-LAVALIN GROUP, INC.                              10,170         14,736
   1,800   STANTEC, INC.(b)                                     43,273         43,316
  15,389   SUNCOR ENERGY, INC.                                 381,135        466,902
  10,975   TECK RESOURCES LTD., CLASS B(b)                      52,057        174,942
   2,800   TELUS CORP.                                          73,440         72,219
     400   TIM HORTONS, INC.                                    10,327          9,774
     900   WEST FRASER TIMBER CO. LTD.                          20,432         18,137
  12,820   YAMANA GOLD, INC.                                   115,774        113,967
  10,128   YAMANA GOLD, INC.                                    86,061         89,532

                                                            ----------   ------------
                                                             5,099,865      5,939,195      2.89%
Cyprus:
   8,127   BANK OF CYPRUS PUBLIC CO. LTD.                       51,271         45,319

                                                            ----------   ------------
                                                                51,271         45,319      0.02%
Czech Republic:
   3,900   CENTRAL EUROPEAN MEDIA ENTERPRISES LTD., CLASS
           A(b)                                                 72,968         76,791

                                                            ----------   ------------
                                                                72,968         76,791      0.04%
Denmark:
      10   A.P. MOLLER - MAERSK A/S, CLASS A                    46,408         58,741
      14   A.P. MOLLER - MAERSK A/S, CLASS B                    65,265         84,065
   3,100   CARLSBERG A/S, CLASS B                              123,038        199,259
   6,700   DANSKE BANK A/S(b)                                   59,247        115,649
   4,000   DSV A/S(b)                                           31,768         49,678
     200   FLSMIDTH & CO. A/S(b)                                 6,013          7,121
     200   JYSKE BANK A/S (REGISTERED)(b)                        4,423          5,732
   8,400   NOVO-NORDISK A/S, CLASS B                           408,903        456,550
     500   NOVOZYMES A/S, CLASS B                               39,158         40,639
   4,800   SYDBANK A/S(b)                                      100,837        110,651
     325   TOPDANMARK A/S(b)                                    33,362         37,981
     900   TRYGVESTA A/S                                        49,560         53,096
   2,700   VESTAS WIND SYSTEMS A/S(b)                          119,280        194,094

                                                            ----------   ------------
                                                             1,087,262      1,413,256   0.69%
Finland:
   1,805   ELISA OYJ                                            24,941         29,756
   5,049   FORTUM OYJ                                           98,677        115,168
   8,086   HUHTAMAKI OYJ                                        80,862         83,449
   1,396   KESKO OYJ, CLASS B                                   30,705         37,008
   1,628   KONE OYJ, CLASS B                                    35,674         49,999
   5,078   METSO OYJ                                            59,357         95,119
   1,251   NESTE OIL OYJ                                        14,206         17,417
  66,454   NOKIA OYJ                                           834,737        969,825
   9,600   NOKIA OYJ ADR                                       140,761        139,968
   2,240   NOKIAN RENKAAT OYJ                                   31,307         42,235
   3,324   ORION OYJ, CLASS B                                   57,180         52,153
   2,272   OUTOKUMPU OYJ                                        32,298         39,350
  10,565   POHJOLA BANK PLC                                     85,425         84,500

See accompanying notes to the financial statements.


                                       66
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater International Fund (unaudited)
                                 June 30, 2009


                                                                                       Percent
                                                                           Market         of
  Shares                      Security                        Cost       value (a)    net assets
---------- ---------------------------------------------- ------------ ------------- -----------
Finland (Cont'd):
   1,988   RAUTARUUKKI OYJ                                 $   39,419        39,758
   8,302   SAMPO OYJ, CLASS A                                 119,585       156,665
   4,348   SANOMA-WSOY OYJ                                     67,470        67,630
   6,741   STORA ENSO OYJ (REGISTERED)(b)                      30,747        35,574
  11,515   UPM-KYMMENE OYJ                                     93,315       100,359
     317   WARTSILA OYJ                                         7,249        10,240

                                                           ----------  ------------
                                                            1,883,915     2,166,173        1.05%
                         France:
   3,369   ACCOR S.A.                                         132,615       133,972
     551   ADP                                                 28,858        40,436
     507   AIR FRANCE-KLM                                       5,280         6,500
   3,942   AIR LIQUIDE S.A.                                   332,322       360,978
  40,981   ALCATEL-LUCENT(b)                                   71,224       103,266
   3,194   ALSTOM S.A.                                        178,537       189,045
   3,600   ARKEMA                                              94,547        84,590
     608   ATOS ORIGIN S.A.(b)                                 15,429        20,643
  35,310   AXA S.A.                                           525,378       667,559
  12,748   BNP PARIBAS                                        572,087       827,282
   3,237   BOUYGUES S.A.                                      115,573       121,730
     735   BUREAU VERITAS S.A.                                 29,322        36,256
   1,862   CAP GEMINI S.A.                                     62,328        68,776
   9,700   CARREFOUR S.A.                                     357,241       414,948
   1,650   CASINO GUICHARD PERRACHON S.A.                     116,237       111,453
     648   CHRISTIAN DIOR S.A.                                 36,000        48,460
   5,031   CIE DE SAINT-GOBAIN                                154,127       168,222
   3,462   CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL
           S.A.                                               134,447       165,272
   1,684   CNP ASSURANCES                                     109,875       160,786
   3,619   COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS(b)        61,263        65,334
   2,031   COMPAGNIE GENERALE DES ESTABLISSEMENTS
           MICHELIN, CLASS B                                   81,301       116,082
  11,581   CREDIT AGRICOLE S.A.                               136,868       145,054
   7,487   DANONE                                             333,899       370,268
     812   DASSAULT SYSTEMES S.A.                              31,122        35,905
   2,824   EDF S.A.                                           110,257       137,712
     614   EIFFAGE S.A.                                        30,643        35,830
     486   EURAZEO                                              9,917        20,258
   3,941   EUTELSAT COMMUNICATIONS                             94,397       101,812
     302   FONCIERE DES REGIONS                                23,699        22,724
  48,852   FRANCE TELECOM S.A.                              1,118,837     1,109,948
  20,995   GDF SUEZ                                           732,731       784,340
  13,707   GEMALTO N.V.(b)                                    451,974       475,490
  40,000   HAVAS SA                                           112,053        98,667
     648   HERMES INTERNATIONAL                                64,252        90,197
     304   ILIAD S.A.                                          29,549        29,529
   2,335   KLEPIERRE                                           57,367        60,230
   3,031   LAFARGE S.A.                                       151,025       205,800
   1,212   LAGARDERE S.C.A.                                    30,640        40,341
   3,554   LEGRAND S.A.                                        61,802        77,646
   6,236   L'OREAL S.A.                                       441,884       466,888
   3,492   LVMH MOET HENNESSY LOUIS VUITTON S.A.              231,949       267,286
   6,049   M6-METROPOLE TELEVISION                             95,148       114,617
  24,670   NATIXIS(b)                                          41,439        47,740
   1,991   NEOPOST S.A.                                       170,916       179,042
   1,967   NEXANS S.A.                                         85,376       104,856
   3,600   NEXITY                                              77,566       107,578
   2,277   PERNOD-RICARD S.A.                                 127,714       143,755
   1,844   PEUGEOT S.A.(b)                                     36,311        48,641
   1,531   PPR                                                112,344       125,277
  27,282   PUBLICIS GROUPE                                    785,578       832,994
   3,682   RENAULT S.A.(b)                                     98,990       135,931
   4,202   SAFRAN S.A.                                         40,399        55,560
  24,213   SANOFI-AVENTIS S.A.                              1,417,372     1,424,021
   2,772   SCHNEIDER ELECTRIC S.A.                            184,092       212,005
   1,813   SCOR S.E.                                           36,441        37,234
   3,311   SES                                                 62,443        63,215
     679   SOCIETE BIC S.A.                                    35,899        38,998

See accompanying notes to the financial statements.
                                       67
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater International Fund (unaudited)
                                 June 30, 2009

                                                                                          Percent
                                                                             Market          of
  Shares                       Security                         Cost        value (a)    net assets
---------- ----------------------------------------------- ------------- -------------- -----------
France (Cont'd):
   7,642   SOCIETE GENERALE                                 $   321,630        416,951
  77,699   SOCIETE TELEVISION FRANCAISE 1                       859,859        874,080
  10,466   SODEXO                                               509,308        538,341
   3,762   SUEZ ENVIRONNEMENT S.A.                               55,709         65,973
   1,557   TECHNIP S.A.                                          55,911         76,536
   3,600   TELEPERFORMANCE                                      113,123        109,666
   3,667   THALES S.A.                                          144,056        164,103
  50,081   TOTAL S.A.                                         2,603,917      2,712,546
   1,022   UNIBAIL-RODAMCO S.E.                                 141,501        152,619
     746   VALEO S.A.(b)                                         13,164         13,766
     736   VALLOUREC S.A.                                        62,762         89,482
   5,373   VEOLIA ENVIRONMENT                                   121,010        158,737
  10,529   VINCI S.A.                                           444,157        472,552
  21,339   VIVENDI S.A.                                         559,221        511,170
   3,250   ZODIAC AEROSPACE S.A.                                103,209        105,882

                                                            -----------  -------------
                                                             16,985,421     18,621,383     9.06%
Germany:
   2,785   ADIDAS A.G.                                           94,549        106,121
   6,822   ALLIANZ S.E. (REGISTERED)                            583,368        630,853
  13,539   BASF S.E.                                            453,717        540,032
   9,925   BAYER A.G.                                           473,075        532,943
   5,264   BAYERISCHE MOTOREN WERKE A.G.                        165,963        198,810
     828   BEIERSDORF A.G.                                       35,556         39,033
     246   CELESIO A.G.                                           4,967          5,654
   9,754   COMMERZBANK A.G.(b)                                   35,963         60,648
  13,157   DAIMLER A.G. (REGISTERED)                            393,763        476,054
  10,170   DEUTSCHE BANK A.G. (REGISTERED)                      467,613        618,885
   3,260   DEUTSCHE BOERSE A.G.                                 193,092        253,384
  11,261   DEUTSCHE LUFTHANSA A.G. (REGISTERED)                 127,854        141,558
  13,453   DEUTSCHE POST A.G. (REGISTERED)                      152,569        175,837
   1,670   DEUTSCHE POSTBANK A.G.(b)                             32,356         42,582
  52,067   DEUTSCHE TELEKOM A.G. (REGISTERED)                   641,017        615,367
  38,499   E.ON A.G.                                          1,149,836      1,366,522
   3,418   FRESENIUS MEDICAL CARE A.G. & CO. KGAA               133,793        152,543
   2,738   GEA GROUP A.G.                                        27,680         41,536
     162   HANNOVER RUECKVERSICHERUNG A.G.
           (REGISTERED)(b)                                        5,408          5,993
     707   HEIDELBERGCEMENT A.G.                                 25,499         29,132
   2,764   HENKEL A.G. & CO. KGAA                                65,089         74,532
   1,550   HOCHTIEF A.G.                                         59,506         78,311
   5,862   INFINEON TECHNOLOGIES A.G.(b)                         19,506         21,281
   2,921   K+S A.G.                                             149,718        164,547
   2,240   LINDE A.G.                                           160,885        184,164
   1,438   MAN S.E.                                              62,202         88,445
   1,310   MERCK KGAA                                           110,683        133,557
   2,503   METRO A.G.                                            81,367        119,652
   4,476   MUENCHENER RUECKVERSICHERUNGS A.G.
           (REGISTERED)                                         581,793        605,366
     792   Q-CELLS S.E.(b)                                       18,281         16,192
   9,698   RWE A.G.                                             711,478        765,617
     582   SALZGITTER A.G.                                       34,934         51,170
  12,974   SAP A.G.                                             477,368        523,067
  12,496   SIEMENS A.G. (REGISTERED)                            746,053        865,119
   1,600   SOFTWARE A.G.(b)                                     116,187        113,457
   1,987   SOLARWORLD A.G.                                       46,187         46,924
   5,577   SUEDZUCKER A.G.                                      114,335        113,434
   6,245   THYSSENKRUPP A.G.                                    125,145        155,595
  14,837   TUI A.G.(b)                                          127,578        109,652
   1,642   VOLKSWAGEN A.G.                                      492,919        555,856
     517   WACKER CHEMIE A.G.                                    55,413         59,550

                                                            -----------  -------------
                                                              9,554,265     10,878,975     5.29%
Greece:
  10,237   ALPHA BANK A.E.(b)                                    72,204        110,618
  11,575   COCA COLA HELLENIC BOTTLING CO. S.A.                 209,357        237,187
   2,199   EFG EUROBANK ERGASIAS S.A.(b)                         10,095         22,908
   2,715   HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.         39,270         41,441
   9,422   MARFIN INVESTMENT GROUP S.A.(b)                       27,970         40,145

See accompanying notes to the financial statements.


                                       68
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater International Fund (unaudited)
                                 June 30, 2009


                                                                                           Percent
                                                                               Market         of
  Shares                        Security                          Cost       value (a)    net assets
---------- ------------------------------------------------- ------------- ------------- -----------
Greece (Cont'd):
   9,916   NATIONAL BANK OF GREECE S.A.(b)                    $  193,952         271,685
   2,383   OPAP S.A.                                              63,182          63,289
   7,703   PIRAEUS BANK S.A.(b)                                   62,054          75,931
   2,492   PUBLIC POWER CORP. S.A.(b)                             42,963          51,290

                                                              ----------   -------------
                                                                 721,047         914,494   0.45%
Hong Kong:
  35,300   BANK OF EAST ASIA LTD.                                 65,693         107,549
  23,000   BELLE INTERNATIONAL HOLDINGS LTD.                      11,860          20,192
 123,100   BOC HONG KONG HOLDINGS LTD.                           192,153         217,905
  26,000   CATHAY PACIFIC AIRWAYS LTD.                            31,809          35,736
  20,000   CHEUNG KONG HOLDINGS LTD.                             172,258         229,287
  48,000   CLP HOLDINGS LTD.                                     327,332         318,414
  12,600   DAIRY FARM INTERNATIONAL HOLDINGS LTD.                 55,834          81,331
  10,700   ESPRIT HOLDINGS LTD.                                   56,088          59,578
  70,000   FIRST PACIFIC CO.                                      22,580          40,441
  33,000   FOXCONN INTERNATIONAL HOLDINGS LTD.(b)                 22,488          21,990
  12,000   FUSHAN INTERNATIONAL ENERGY GROUP LTD.(b)               5,831           6,715
  99,000   GENTING SINGAPORE PLC(b)                               49,739          46,476
  82,000   GUOCO GROUP LTD.                                      684,392         709,600
  23,000   HANG LUNG GROUP LTD.                                   70,215         108,119
  30,000   HANG LUNG PROPERTIES LTD.                              64,007          99,032
  11,500   HANG SENG BANK LTD.                                   124,740         163,269
  13,000   HENDERSON LAND DEVELOPMENT CO. LTD.                    45,544          74,375
   2,000   HENGAN INTERNATIONAL GROUP CO. LTD.                     7,168           9,339
  53,600   HKR INTERNATIONAL LTD.                                 10,888          22,333
  91,000   HONG KONG & CHINA GAS CO. LTD.                        149,918         191,266
   1,500   HONG KONG ELECTRIC HOLDINGS CO. LTD.                    8,576           8,344
  16,300   HONG KONG EXCHANGES AND CLEARING LTD.                 155,347         252,889
  10,500   HONGKONG & SHANGHAI (THE) HOTELS                        9,511          10,645
   8,000   HONGKONG LAND HOLDINGS LTD.                            19,219          28,243
     400   HOPEWELL HIGHWAY INFRASTRUCTURE LTD.                      229             225
   4,000   HOPEWELL HOLDINGS LTD.                                 10,853          12,483
  10,000   HOPSON DEVELOPMENT HOLDINGS LTD.                       14,210          15,353
  49,000   HUTCHISON TELECOMMUNICATIONS INTERNATIONAL
           LTD.                                                    8,078          11,491
  36,000   HUTCHISON WHAMPOA LTD.                                189,637         234,724
  29,000   INDUSTRIAL & COMMERCIAL BANK OF CHINA ASIA LTD.        30,762          52,326
  29,000   KERRY PROPERTIES LTD.                                  97,171         128,907
  60,000   LI & FUNG LTD.                                        147,736         160,388
  67,500   LINK REIT (THE)                                       137,581         143,909
  16,500   MTR CORP.                                              38,268          49,447
  72,400   NEW WORLD CHINA LAND LTD.                              39,890          40,177
  72,000   NEW WORLD DEVELOPMENT LTD.                             89,485         129,967
   8,000   NOBLE GROUP LTD.                                        8,052          10,016
   6,000   NWS HOLDINGS LTD.                                      10,371          10,800
  29,000   PACIFIC ANDES HOLDINGS LTD.                             7,954           4,564
  19,000   PACIFIC CENTURY PREMIUM DEVELOPMENTS LTD.(b)            3,825           4,465
  22,000   ROAD KING INFRASTRUCTURE                                7,853          16,393
  20,000   SA SA INTERNATIONAL HOLDINGS LTD.                       5,629           7,491
  24,000   SHANGRI-LA ASIA LTD.                                   31,866          35,890
  36,000   SINO LAND CO.                                          42,353          59,158
 128,000   SINOLINK WORLDWIDE HOLDINGS                            17,753          20,537
   9,500   SMARTONE TELECOMMUNICATIONS HOLDING LTD.                5,769           5,862
  20,000   SUN HUNG KAI PROPERTIES LTD.                          177,899         248,945
  19,000   SWIRE PACIFIC LTD., CLASS A                           143,178         191,313
   7,000   TELEVISION BROADCASTS LTD.                             23,754          28,243
   5,000   VTECH HOLDINGS LTD.                                    32,489          34,272
  37,000   WHARF HOLDINGS LTD.                                    94,826         156,421
  23,000   WHEELOCK & CO. LTD.                                    40,132          59,184
  26,000   XINYI GLASS HOLDING CO. LTD.                           22,400          22,368
  38,000   YUE YUEN INDUSTRIAL HOLDINGS LTD.                      77,204          89,452

                                                              ----------   -------------
                                                               3,920,397       4,847,839   2.36%
India:
  13,000   STERLITE INDUSTRIES INDIA LTD. ADR                    158,151         161,720

                                                              ----------   -------------
                                                                 158,151         161,720   0.08%
Ireland:
  21,988   COVIDIEN PLC                                          785,563         823,231

See accompanying notes to the financial statements.


                                       69
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater International Fund (unaudited)
                                 June 30, 2009

                                                                                            Percent
                                                                                Market         of
  Shares                        Security                           Cost       value (a)    net assets
---------- -------------------------------------------------- ------------- ------------- -----------
Ireland (Cont'd):
   8,371   CRH PLC                                             $  189,905        191,421
   1,358   CRH PLC - DUBLIN                                        27,314         31,134
   5,000   DCC PLC                                                109,069        103,183
   5,458   ELAN CORP. PLC(b)                                       31,760         36,097
     666   ELAN CORP. PLC(b)                                        5,141          4,459
 146,954   EXPERIAN PLC                                         1,100,669      1,101,353
   6,300   KERRY GROUP PLC, CLASS A                               131,571        143,833
   1,776   KERRY GROUP PLC, CLASS A(b)                             35,054         40,292

                                                               ----------   ------------
                                                                2,416,046      2,475,003    1.20%
Italy:
  41,159   A2A S.P.A.                                              67,304         75,277
   7,890   ACEA S.P.A.                                             89,392         96,410
   7,420   ALLEANZA ASSICURAZIONI S.P.A.                           36,612         51,092
     194   ANSALDO STS S.P.A.                                       2,982          3,578
  14,341   ASSICURAZIONI GENERALI S.P.A.                          226,041        299,303
   4,399   ATLANTIA S.P.A.                                         77,023         89,029
  18,162   AUTOGRILL S.P.A.                                       129,365        154,046
   2,752   BANCA CARIGE S.P.A.                                      7,205          7,566
  20,519   BANCA MONTE DEI PASCHI DI SIENA S.P.A.                  32,088         33,144
  10,828   BANCA POPOLARE DI MILANO SCRL                           46,764         64,802
  23,997   BANCO POPOLARE SCARL(b)                                 93,645        179,205
  14,000   BENETTON GROUP S.P.A.                                   95,948        123,149
  52,776   BENI STABILI S.P.A.                                     34,509         41,363
   2,148   BULGARI S.P.A.                                           9,445         11,578
   4,330   CIR-COMPAGNIE INDUSTRIALI RIUNITE S.P.A.(b)              5,464          7,163
   4,000   DAVIDE CAMPARI-MILANO S.P.A.                            27,005         32,100
  37,336   ENEL COMST(b)                                          129,137        181,751
  86,444   ENEL S.P.A.                                            431,265        421,134
  43,855   ENI S.P.A.                                             882,244      1,040,384
   1,200   FASTWEB(b)                                              28,153         28,077
  10,667   FIAT S.P.A.(b)                                          65,563        108,216
  18,053   FINMECCANICA S.P.A.                                    241,900        254,750
     642   FONDIARIA-SAI S.P.A.                                     7,308         10,423
  32,000   HERA S.P.A.                                             62,601         78,044
 141,103   INTESA SANPAOLO S.P.A.(b)                              391,952        457,488
  16,000   IRIDE S.P.A.                                            30,985         27,656
     886   LOTTOMATICA S.P.A.                                      14,246         17,106
   1,095   LUXOTTICA GROUP S.P.A.(b)                               14,342         22,774
   8,238   MEDIASET S.P.A.                                         35,497         46,326
  13,691   MEDIOBANCA S.P.A.                                      131,569        164,558
  41,558   MEDIOLANUM S.P.A.                                      143,594        222,404
   8,678   MILANO ASSICURAZIONI S.P.A.                             26,985         28,802
  20,039   PARMALAT S.P.A.                                         36,886         48,422
   8,416   PICCOLO CREDITO VALTELLINESE SCARL                      69,704         76,207
   2,966   PRYSMIAN S.P.A.                                         29,515         44,682
   3,842   SAIPEM S.P.A.                                           66,811         93,787
  53,519   SNAM RETE GAS S.P.A.                                   243,142        235,433
   5,506   SOCIETA INIZIATIVE AUTOSTRADALI E SERVIZI S.P.A.        27,910         38,438
 158,727   TELECOM ITALIA S.P.A.                                  212,786        219,841
   6,028   TENARIS S.A.                                            60,927         81,494
  22,370   TERNA S.P.A.                                            71,955         74,611
 229,149   UNICREDIT S.P.A. (MILAN EXCHANGE)(b)                   360,753        587,083
  11,384   UNIONE DI BANCHE ITALIANE SCPA                         126,588        148,607

                                                               ----------   ------------
                                                                4,925,110      6,027,303    2.93%
Japan:
  23,000   77 BANK (THE) LTD.                                     130,705        133,407
   5,200   ADVANTEST CORP.                                         86,387         93,778
  32,200   AEON CO. LTD.                                          209,859        317,182
  12,000   AIOI INSURANCE CO. LTD.                                 49,160         54,555
   2,300   AISIN SEIKI CO. LTD.                                    37,584         49,739
  36,000   AJINOMOTO CO., INC.                                    256,584        284,480
   2,000   AMADA CO. LTD.                                          10,582         12,360
  19,200   ASAHI BREWERIES LTD.                                   245,519        275,723
  15,000   ASAHI GLASS CO. LTD.                                    80,697        119,706
  13,000   ASAHI KASEI CORP.                                       46,220         65,876
   7,600   ASTELLAS PHARMA, INC.                                  243,758        268,466

See accompanying notes to the financial statements.


                                       70
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater International Fund (unaudited)
                                 June 30, 2009


                                                                                Percent
                                                                     Market        of
   Shares                   Security                     Cost      value (a)   net assets
----------- ---------------------------------------- ------------ ----------- -----------
Japan (Cont'd):
   11,000   BANK OF KYOTO (THE) LTD.                  $  98,298    101,684
   23,000   BANK OF YOKOHAMA (THE) LTD.                  96,740    122,505
    1,300   BENESSE CORP.                                48,395     51,957
   13,800   BRIDGESTONE CORP.                           205,726    215,570
    5,700   BROTHER INDUSTRIES LTD.                      42,142     50,317
    1,100   CANON MARKETING JAPAN, INC.                  15,818     15,356
   20,000   CANON, INC.                                 593,391    650,948
    3,800   CASIO COMPUTER CO. LTD.                      28,796     33,824
       20   CENTRAL JAPAN RAILWAY CO.                   108,338    122,886
   15,000   CHIBA BANK (THE) LTD.                        81,968     97,598
   13,800   CHUBU ELECTRIC POWER CO., INC.              306,766    319,004
    1,900   CHUGAI PHARMACEUTICAL CO. LTD.               30,706     36,200
    5,000   CHUGOKU BANK (THE) LTD.                      66,267     69,201
      800   CHUGOKU ELECTRIC POWER (THE) CO., INC.       16,535     16,701
   32,000   CHUO MITSUI TRUST HOLDINGS, INC.(b)         115,016    121,442
    7,900   CITIZEN HOLDINGS CO. LTD.                    31,581     40,295
    2,000   COCA-COLA WEST CO. LTD.                      30,433     38,226
   13,000   COSMO OIL CO. LTD.                           41,210     44,058
   34,600   CREDIT SAISON CO. LTD.                      472,224    436,904
   26,000   DAI NIPPON PRINTING CO. LTD.                243,691    355,430
    5,000   DAIHATSU MOTOR CO. LTD.                      40,684     46,330
   14,300   DAIICHI SANKYO CO. LTD.                     249,753    255,884
    4,300   DAIKIN INDUSTRIES LTD.                      117,015    137,466
   13,000   DAINIPPON SUMITOMO PHARMA CO. LTD.          103,231    113,605
    1,200   DAITO TRUST CONSTRUCTION CO. LTD.            42,344     56,328
    6,000   DAIWA HOUSE INDUSTRY CO. LTD.                45,826     64,295
  158,000   DAIWA SECURITIES GROUP, INC.                942,699    933,863
        8   DENA CO. LTD.                                26,427     26,740
    4,000   DENKI KAGAKU KOGYO K.K.                       7,188     11,068
    6,300   DENSO CORP.                                 131,613    160,600
   12,100   DENTSU, INC.                                218,917    253,404
    3,600   EAST JAPAN RAILWAY CO.                      188,040    216,782
    9,100   EISAI CO. LTD.                              276,246    323,793
      500   ELECTRIC POWER DEVELOPMENT CO. LTD.          14,034     14,170
    6,400   FAMILYMART CO. LTD.                         186,965    200,593
    2,600   FANUC LTD.                                  182,941    207,458
      700   FAST RETAILING CO. LTD.                      76,899     91,172
   53,000   FUJI HEAVY INDUSTRIES LTD.                  192,430    213,162
   19,200   FUJIFILM HOLDINGS CORP.                     471,781    605,737
   75,000   FUJITSU LTD.                                286,506    406,411
   11,000   FUKUOKA FINANCIAL GROUP, INC.                36,036     49,051
   15,000   FURUKAWA ELECTRIC (THE) CO. LTD.             48,082     67,280
    8,000   GS YUASA CORP.                               58,714     70,242
    6,000   GUNMA BANK (THE) LTD.                        31,571     33,271
   12,000   HACHIJUNI BANK (THE) LTD.                    67,350     67,697
   14,000   HANKYU HANSHIN HOLDINGS, INC.                64,345     65,518
      500   HIROSE ELECTRIC CO. LTD.                     48,402     53,161
    7,000   HIROSHIMA BANK (THE) LTD.                    26,154     29,092
      600   HISAMITSU PHARMACEUTICAL CO., INC.           17,668     18,638
  103,000   HITACHI LTD.                                293,171    319,019
   25,000   HOKUHOKU FINANCIAL GROUP, INC.               45,996     62,445
    5,000   HOKURIKU ELECTRIC POWER CO.                 118,737    114,296
   29,500   HONDA MOTOR CO. LTD.                        747,585    807,754
    5,000   HOYA CORP.                                  100,495    100,114
    1,600   IBIDEN CO. LTD.                              37,951     44,695
    1,500   IDEMITSU KOSAN CO. LTD.                     120,605    128,253
   24,000   IHI CORP.(b)                                 31,334     41,287
       11   INPEX CORP.                                  77,116     87,619
    4,500   ISETAN MITSUKOSHI HOLDINGS LTD.              35,506     45,689
   22,000   ISUZU MOTORS LTD.                            36,516     35,137
   24,000   ITOCHU CORP.                                125,438    165,768
    3,000   IYO BANK (THE) LTD.                          30,900     30,575
   35,000   J FRONT RETAILING CO. LTD.                  140,037    166,524
    8,000   JAPAN AIRLINES CORP.(b)                      16,249     15,413
        6   JAPAN REAL ESTATE INVESTMENT CORP.           46,693     49,798
        2   JAPAN RETAIL FUND INVESTMENT CORP.            8,807      9,227
    5,000   JAPAN STEEL WORKS (THE) LTD.                 47,736     61,390
       81   JAPAN TOBACCO, INC.                         211,027    252,477

See accompanying notes to the financial statements.


                                       71
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater International Fund (unaudited)
                                 June 30, 2009


                                                                                          Percent
                                                                              Market         of
  Shares                       Security                          Cost       value (a)    net assets
---------- ------------------------------------------------ ------------- ------------- -----------
Japan (Cont'd):
   7,100   JFE HOLDINGS, INC.                                $  169,478     237,146
   4,000   JGC CORP.                                             53,048      64,345
   7,000   JOYO BANK (THE) LTD.                                  32,424      35,587
   5,100   JS GROUP CORP.                                        59,682      78,534
   3,100   JSR CORP.                                             39,530      52,829
   5,000   JTEKT CORP.                                           36,670      50,412
      45   JUPITER TELECOMMUNICATIONS CO. LTD.                   27,159      34,117
   7,000   KAJIMA CORP.                                          15,004      21,765
  11,000   KAMIGUMI CO. LTD.                                     72,240      92,599
   9,000   KANEKA CORP.                                          58,676      63,678
   7,500   KANSAI ELECTRIC POWER (THE) CO., INC.                155,419     165,513
   2,000   KANSAI PAINT CO. LTD.                                 10,449      14,319
  13,000   KAO CORP.                                            259,615     283,317
  35,000   KAWASAKI HEAVY INDUSTRIES LTD.                        71,135      95,927
  20,000   KAWASAKI KISEN KAISHA LTD.                            71,674      81,870
      50   KDDI CORP.                                           240,697     265,091
   6,000   KEIHIN ELECTRIC EXPRESS RAILWAY CO. LTD.              45,614      46,510
   3,000   KEIO CORP.                                            15,740      17,432
   5,000   KEISEI ELECTRIC RAILWAY CO. LTD.                      23,110      29,772
     710   KEYENCE CORP.                                        131,805     144,494
   6,000   KIKKOMAN CORP.                                        52,867      60,061
  24,000   KINTETSU CORP.                                        98,606     105,733
  24,000   KIRIN HOLDINGS CO. LTD.                              250,980     335,051
 114,000   KOBE STEEL LTD.                                      204,331     210,677
  15,100   KOMATSU LTD.                                         187,238     231,747
   3,900   KONAMI CORP.                                          61,913      74,665
  12,000   KONICA MINOLTA HOLDINGS, INC.                        114,024     124,691
  21,000   KUBOTA CORP.                                         129,773     172,467
   5,500   KURARAY CO. LTD.                                      46,234      60,967
   4,300   KURITA WATER INDUSTRIES LTD.                          96,931     138,529
   2,000   KYOCERA CORP.                                        133,049     150,031
   3,000   KYOWA HAKKO KOGYO CO. LTD.                            23,089      33,835
   3,300   KYUSHU ELECTRIC POWER CO., INC.                       71,292      71,025
   4,500   LAWSON, INC.                                         172,333     197,754
   2,000   MAKITA CORP.                                          45,574      48,169
  27,000   MARUBENI CORP.                                        91,249     119,285
   6,500   MARUI GROUP CO. LTD.(b)                               32,287      45,587
   7,300   MATSUI SECURITIES CO. LTD.                            62,018      65,989
  84,000   MAZDA MOTOR CORP.                                    191,450     213,256
   2,700   MEDICEO PALTAC HOLDINGS CO. LTD.                      27,389      30,896
   1,700   MEIJI HOLDINGS CO. LTD.(b)                            54,895      68,324
  13,500   MEITEC CORP.                                         244,689     232,039
  60,000   MITSUBISHI CHEMICAL HOLDINGS CORP.                   249,735     253,121
  19,800   MITSUBISHI CORP.                                     272,365     363,635
  32,000   MITSUBISHI ELECTRIC CORP.                            148,393     201,351
  18,000   MITSUBISHI ESTATE CO. LTD.                           212,941     298,191
  17,000   MITSUBISHI GAS CHEMICAL CO., INC.                     75,149      92,455
  57,000   MITSUBISHI HEAVY INDUSTRIES LTD.                     185,317     235,128
  18,000   MITSUBISHI MATERIALS CORP.                            47,129      55,936
  48,000   MITSUBISHI MOTORS CORP.(b)                            72,153      89,614
  22,000   MITSUBISHI TANABE PHARMA CORP.                       245,544     252,835
 190,500   MITSUBISHI UFJ FINANCIAL GROUP, INC.               1,008,440   1,171,055
   1,290   MITSUBISHI UFJ LEASE & FINANCE CO. LTD.               33,945      41,714
  57,000   MITSUI & CO. LTD.                                    629,452     671,497
  61,000   MITSUI CHEMICALS, INC.                               189,599     194,294
  35,000   MITSUI ENGINEERING & SHIPBUILDING CO. LTD.            83,842      82,056
  14,000   MITSUI FUDOSAN CO. LTD.                              160,770     242,551
   3,000   MITSUI MINING & SMELTING CO. LTD.(b)                   5,391       7,716
  17,000   MITSUI O.S.K. LINES LTD.                              90,171     109,675
   6,200   MITSUI SUMITOMO INSURANCE GROUP HOLDINGS, INC.       151,564     161,679
 181,400   MIZUHO FINANCIAL GROUP, INC.                         407,056     421,904
  29,000   MIZUHO SECURITIES CO. LTD.                            61,853      90,151
  44,000   MIZUHO TRUST & BANKING CO. LTD.(b)                    49,332      56,649
   2,500   MURATA MANUFACTURING CO. LTD.                        101,583     105,963
   1,500   NAMCO BANDAI HOLDINGS, INC.                           14,652      16,453
  83,000   NEC CORP.(b)                                         220,424     324,056
   3,000   NGK INSULATORS LTD.                                   44,485      60,918
   3,000   NGK SPARK PLUG CO. LTD.                               28,359      28,511

See accompanying notes to the financial statements.


                                       72
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater International Fund (unaudited)
                                 June 30, 2009


                                                                           Percent
                                                                Market        of
  Shares                 Security                   Cost      value (a)   net assets
---------- ------------------------------------ ------------ ----------- -----------
Japan (Cont'd):
   1,600   NIDEC CORP.                           $  75,128      96,684
   6,000   NIKON CORP.                              75,728     103,148
   2,800   NINTENDO CO. LTD.                       785,072     770,582
      11   NIPPON BUILDING FUND, INC.               90,970      94,142
   9,000   NIPPON ELECTRIC GLASS CO. LTD.           66,934     100,322
  16,000   NIPPON EXPRESS CO. LTD.                  59,313      72,490
  15,000   NIPPON MEAT PACKERS, INC.               161,126     189,179
  44,000   NIPPON MINING HOLDINGS, INC.            233,969     227,091
  24,000   NIPPON OIL CORP.                        115,186     141,267
   7,100   NIPPON PAPER GROUP, INC.                189,696     183,429
  11,000   NIPPON SHEET GLASS CO. LTD.              30,764      31,856
  69,000   NIPPON STEEL CORP.                      191,872     263,153
   9,900   NIPPON TELEGRAPH & TELEPHONE CORP.      384,604     402,816
  22,000   NIPPON YUSEN KABUSHIKI KAISHA            94,384      94,403
  14,000   NIPPONKOA INSURANCE CO. LTD.             82,097      81,204
  17,000   NISHI-NIPPON CITY BANK (THE) LTD.        40,901      42,750
  34,300   NISSAN MOTOR CO. LTD.                   135,149     207,080
   3,500   NISSHIN SEIFUN GROUP, INC.               36,718      41,553
  15,000   NISSHIN STEEL CO. LTD.                   27,029      33,365
   3,000   NISSHINBO INDUSTRIES, INC.               23,700      33,798
     600   NITORI CO. LTD.                          33,819      42,586
   3,200   NITTO DENKO CORP.                        77,639      96,966
  40,100   NOMURA HOLDINGS, INC.                   213,703     335,967
  11,200   NOMURA RESEARCH INSTITUTE LTD.          182,173     248,465
   6,000   NSK LTD.                                 24,006      30,290
   2,000   NTN CORP.                                 5,258       7,962
      76   NTT DATA CORP.                          207,174     245,080
     299   NTT DOCOMO, INC.                        430,006     436,705
   4,000   OBAYASHI CORP.                           18,670      19,564
   8,000   ODAKYU ELECTRIC RAILWAY CO. LTD.         62,234      68,408
  13,000   OJI PAPER CO. LTD.                       49,994      55,796
   4,000   OLYMPUS CORP.                            61,766      93,995
  18,300   OMRON CORP.                             236,038     263,145
   3,900   ONO PHARMACEUTICAL CO. LTD.             184,081     172,548
     800   ORIENTAL LAND CO. LTD.                   50,479      53,562
   1,390   ORIX CORP.                               43,400      81,977
  24,000   OSAKA GAS CO. LTD.                       74,241      76,601
  37,400   PANASONIC CORP.                         473,893     501,656
   6,000   PANASONIC ELECTRIC WORKS CO. LTD.        41,493      56,639
   4,700   PROMISE CO. LTD.                         60,972      59,835
      74   RAKUTEN, INC.                            33,877      44,477
   7,700   RESONA HOLDINGS, INC.                   105,673     107,936
  25,000   RICOH CO. LTD.                          304,864     320,247
   1,200   RINNAI CORP.                             52,047      52,973
   1,800   ROHM CO. LTD.                            92,986     130,742
   9,200   SANKYO CO. LTD.                         481,121     491,812
     500   SANTEN PHARMACEUTICAL CO. LTD.           14,009      15,207
  23,000   SANYO ELECTRIC CO. LTD.(b)               34,946      59,452
  20,100   SAPPORO HOKUYO HOLDINGS, INC.(b)         55,848      57,575
     433   SBI HOLDINGS, INC.                       45,378      87,752
   2,300   SECOM CO. LTD.                           86,595      93,294
  17,800   SEGA SAMMY HOLDINGS, INC.               162,933     225,082
  11,500   SEIKO EPSON CORP.                       173,831     186,736
  20,000   SEINO HOLDINGS CORP.                    156,683     165,928
  13,000   SEKISUI CHEMICAL CO. LTD.                66,177      81,455
   6,000   SEKISUI HOUSE LTD.                       44,394      60,651
  13,000   SEVEN & I HOLDINGS CO. LTD.             286,258     304,999
       4   SEVEN BANK LTD.                           9,649      10,459
  15,000   SHARP CORP.                             126,468     154,765
   4,200   SHIKOKU ELECTRIC POWER CO., INC.        116,898     125,384
   4,000   SHIMADZU CORP.                           25,419      31,939
   1,000   SHIMAMURA CO. LTD.                       61,206      79,415
     300   SHIMANO, INC.                             9,386      11,449
   8,000   SHIMIZU CORP.                            34,110      34,730
   4,900   SHIN-ETSU CHEMICAL CO. LTD.             236,142     226,311
  23,000   SHINSEI BANK LTD.(b)                     30,029      36,719
   9,000   SHIONOGI & CO. LTD.                     163,104     173,863
   4,000   SHISEIDO CO. LTD.                        57,787      65,449

See accompanying notes to the financial statements.


                                       73
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater International Fund (unaudited)
                                 June 30, 2009


                                                                                  Percent
                                                                      Market         of
  Shares                    Security                     Cost       value (a)    net assets
---------- ----------------------------------------- ------------ ------------- -----------
Japan (Cont'd):
   8,000   SHIZUOKA BANK (THE) LTD.                   $   74,794      79,024
  21,000   SHOWA DENKO K.K.                               33,824      37,476
   7,400   SHOWA SHELL SEKIYU K.K.                        69,579      78,002
     600   SMC CORP. OF JAPAN                             57,789      64,311
  10,000   SOFTBANK CORP.                                133,159     194,202
  31,700   SOJITZ CORP.                                   56,183      69,199
  11,000   SOMPO JAPAN INSURANCE, INC.                    58,735      73,031
  13,500   SONY CORP.                                    287,930     348,742
      33   SONY FINANCIAL HOLDINGS, INC.                  85,415      90,838
   2,700   STANLEY ELECTRIC CO. LTD.                      30,745      54,384
   9,300   SUMCO CORP.                                   135,927     131,650
  52,000   SUMITOMO CHEMICAL CO. LTD.                    210,790     233,084
  17,400   SUMITOMO CORP.                                156,343     175,957
   8,800   SUMITOMO ELECTRIC INDUSTRIES LTD.              75,679      98,651
  12,000   SUMITOMO HEAVY INDUSTRIES LTD.                 39,379      53,087
  53,000   SUMITOMO METAL INDUSTRIES LTD.                115,452     139,976
   9,000   SUMITOMO METAL MINING CO. LTD.                 88,484     126,560
  11,800   SUMITOMO MITSUI FINANCIAL GROUP, INC.         424,831     477,179
   7,000   SUMITOMO REALTY & DEVELOPMENT CO. LTD.         81,291     127,333
  62,000   SUMITOMO TRUST & BANKING (THE) CO. LTD.       266,387     333,758
   1,000   SURUGA BANK (THE) LTD.                          8,247       9,532
   5,800   SUZUKEN CO. LTD.                              156,522     167,712
  15,600   SUZUKI MOTOR CORP.                            285,138     348,833
   2,500   T&D HOLDINGS, INC.                             62,226      71,286
  15,000   TAIHEIYO CEMENT CORP.                          28,844      25,686
  11,000   TAISEI CORP.                                   19,821      26,483
   9,000   TAISHO PHARMACEUTICAL CO. LTD.                169,993     170,337
   2,000   TAIYO NIPPON SANSO CORP.                       11,493      19,026
  31,000   TAKASHIMAYA CO. LTD.                          196,197     243,568
  14,700   TAKEDA PHARMACEUTICAL CO. LTD.                538,746     571,200
   1,500   TDK CORP.                                      58,582      70,116
  63,000   TEIJIN LTD.                                   147,752     202,350
   2,600   TERUMO CORP.                                   95,419     114,454
   2,000   THK CO. LTD.                                   29,290      29,822
  19,000   TOBU RAILWAY CO. LTD.                          97,844     111,606
   1,000   TOHO CO. LTD. OF TOKYO                         13,412      16,278
   3,000   TOHO GAS CO. LTD.                              13,595      12,187
   7,700   TOHOKU ELECTRIC POWER CO., INC.               163,889     160,940
  18,200   TOKIO MARINE HOLDINGS, INC.                   476,652     499,864
   5,000   TOKUYAMA CORP.                                 31,864      36,530
  23,900   TOKYO ELECTRIC POWER (THE) CO., INC.          600,438     614,334
   3,200   TOKYO ELECTRON LTD.                           128,746     153,699
  46,000   TOKYO GAS CO. LTD.                            160,535     164,454
  14,000   TOKYU CORP.                                    57,421      70,525
  20,000   TOKYU LAND CORP.                               69,576      90,343
  10,000   TONENGENERAL SEKIYU K.K.                      100,085     101,627
  37,000   TOPPAN PRINTING CO. LTD.                      285,254     371,836
  17,000   TORAY INDUSTRIES, INC.                         70,413      86,326
  53,000   TOSHIBA CORP.                                 147,582     190,787
   6,000   TOTO LTD.                                      30,029      41,828
   1,800   TOYO SEIKAN KAISHA LTD.                        24,940      37,935
   1,000   TOYO SUISAN KAISHA LTD.                        23,262      20,639
   2,300   TOYOTA INDUSTRIES CORP.                        51,959      56,986
  54,600   TOYOTA MOTOR CORP.                          1,896,045   2,064,142
   1,800   TOYOTA TSUSHO CORP.                            14,973      26,538
   2,500   TREND MICRO, INC.                              74,501      79,581
   1,700   TSUMURA & CO.                                  50,505      52,973
   8,000   UBE INDUSTRIES LTD.                            13,963      22,301
     700   UNI-CHARM CORP.                                42,706      53,439
   5,000   UNY CO. LTD.                                   38,051      42,536
   1,000   USHIO, INC.                                    14,106      15,947
     130   USS CO. LTD.                                    5,696       6,670
     101   WEST JAPAN RAILWAY CO.                        327,131     333,725
     236   YAHOO! JAPAN CORP.                             62,283      75,002
   2,500   YAKULT HONSHA CO. LTD.                         42,793      47,630
   1,270   YAMADA DENKI CO. LTD.                          52,100      73,789
   6,000   YAMAGUCHI FINANCIAL GROUP, INC.                69,230      79,061
   4,000   YAMAHA CORP.                                   50,320      49,686

See accompanying notes to the financial statements.


                                       74
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater International Fund (unaudited)
                                 June 30, 2009

                                                                                          Percent
                                                                             Market          of
   Shares                      Security                         Cost        value (a)    net assets
----------- ---------------------------------------------- ------------- -------------- -----------
Japan (Cont'd):
   18,400   YAMAHA MOTOR CO. LTD.                           $   167,312       203,212
    9,000   YAMATO HOLDINGS CO. LTD.                             96,669       119,576
   13,000   YAMAZAKI BAKING CO. LTD.                            144,946       146,641

                                                            -----------  ------------
                                                             37,814,889    43,223,694     21.03%
Mexico:
    8,100   FOMENTO ECONOMICO MEXICANO S.A. DE C.V. ADR         248,871       261,306
   96,896   GRUPO MODELO S.A.B. DE C.V., SERIES C(b)            338,706       343,731

                                                            -----------  ------------
                                                                587,577       605,037      0.30%
Netherlands:
   47,035   AEGON N.V.                                          242,093       289,300
    3,274   AKZO NOBEL N.V.                                     134,323       144,075
   13,648   ARCELORMITTAL                                       291,140       448,231
    5,963   ASML HOLDING N.V.(b)                                107,018       129,341
    1,079   CORIO N.V.                                           43,024        52,595
    6,423   EUROPEAN AERONAUTIC DEFENCE & SPACE CO. N.V.         81,439       104,091
      347   FUGRO N.V. - CVA                                      9,792        14,409
    1,187   HEINEKEN HOLDING N.V.                                29,352        37,765
    3,004   HEINEKEN N.V.                                        84,487       111,613
    5,366   IMTECH N.V.                                          75,752       104,443
   30,313   ING GROEP N.V. - CVA                                202,532       305,109
    8,662   JAMES HARDIE INDUSTRIES N.V.(b)                      31,148        29,121
   15,811   KONINKLIJKE AHOLD N.V.                              177,973       181,687
    1,387   KONINKLIJKE DSM N.V.                                 35,669        43,458
   44,874   KONINKLIJKE KPN N.V.                                586,880       618,186
   18,384   KONINKLIJKE PHILIPS ELECTRONICS N.V.                321,594       339,950
    2,599   NUTRECO HOLDING N.V.                                 93,846       101,425
    2,977   QIAGEN N.V.(b)                                       47,317        55,257
    4,573   RANDSTAD HOLDINGS N.V.(b)                            97,666       126,939
    7,654   REED ELSEVIER N.V.                                   82,220        84,412
   10,738   ROYAL DUTCH SHELL PLC, CLASS A (AMSTERDAM
            EXCHANGE)                                           279,132       268,140
   51,695   ROYAL DUTCH SHELL PLC, CLASS A (LONDON
            EXCHANGE)                                         1,184,170     1,294,706
   38,993   ROYAL DUTCH SHELL PLC, CLASS B (LONDON
            EXCHANGE)                                           872,356       984,468
    6,056   SBM OFFSHORE N.V.                                    85,999       103,737
    2,181   SNS REAAL                                             6,124        12,181
    8,454   TNT N.V.                                            150,536       164,666
   28,402   UNILEVER N.V. - CVA                                 579,364       685,458
   21,620   WOLTERS KLUWER N.V.                                 361,577       378,315

                                                            -----------  ------------
                                                              6,294,523     7,213,078      3.51%
New Zealand:
   34,600   AIR NEW ZEALAND LTD.                                 21,006        20,060
    6,949   CONTACT ENERGY LTD.                                  21,310        26,156
   16,746   FLETCHER BUILDING LTD.                               56,631        70,889
   25,416   TELECOM CORP. OF NEW ZEALAND LTD.                    36,442        44,654
   10,300   VECTOR LTD.                                          13,181        13,542

                                                            -----------  ------------
                                                                148,570       175,301      0.09%
Norway:
    9,200   DNB NOR ASA(b)                                       37,422        70,438
   21,050   NORSK HYDRO ASA(b)                                   88,290       108,604
   12,000   ORKLA ASA                                            80,407        87,418
    6,600   SEADRILL LTD.                                        70,381        94,833
   21,648   STATOILHYDRO ASA                                    398,830       427,622
   15,000   STOREBRAND ASA(b)                                    52,704        65,620
   10,900   TELENOR ASA(b)                                       62,904        84,144
    2,500   YARA INTERNATIONAL ASA                               58,115        70,009

                                                            -----------  ------------
                                                                849,053     1,008,688      0.49%
Portugal:
  150,387   BANCO COMERCIAL PORTUGUES S.A. (REGISTERED)         163,933       152,760
   14,486   BANCO ESPIRITO SANTO S.A. (REGISTERED)               65,645        78,169
    3,480   BRISA AUTO-ESTRADAS DE PORTUGAL S.A.                 21,107        25,051
    8,464   CIMPOR CIMENTOS DE PORTUGAL SGPS S.A.                39,214        61,759
   10,721   ENERGIAS DE PORTUGAL S.A.                            35,902        42,066
    2,881   GALP ENERGIA SGPS S.A., CLASS B                      35,487        40,474
    6,408   JERONIMO MARTINS SGPS S.A.                           30,015        43,749

See accompanying notes to the financial statements.


                                       75
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater International Fund (unaudited)
                                 June 30, 2009

                                                                                       Percent
                                                                           Market         of
  Shares                      Security                        Cost       value (a)    net assets
---------- ---------------------------------------------- ------------ ------------- -----------
Portugal (Cont'd):
   7,384   PORTUGAL TELECOM, SGPS, S.A. (REGISTERED)       $   57,187        72,312
  16,000   REN - REDES ENERGETICAS NACIONAIS S.A.              68,481        68,511
   1,430   ZON MULTIMEDIA SERVICOS DE TELECOMUNICACOES E
           MULTIMEDIA SGPS S.A.                                 7,522         7,619

                                                           ----------  ------------
                                                              524,493       592,470    0.29%
Russia:
   2,500   LUKOIL ADR (OTC EXCHANGE)                          115,716       111,750

                                                           ----------  ------------
                                                              115,716       111,750    0.05%
Singapore:
  49,500   CAPITALAND LTD.                                     85,171       125,718
  62,000   CAPITAMALL TRUST                                    54,288        59,693
   9,000   CITY DEVELOPMENTS LTD.                              27,561        53,125
  70,000   COMFORTDELGRO CORP. LTD.                            61,804        61,803
  64,500   DBS GROUP HOLDINGS LTD.                            448,057       523,445
  37,000   FRASER AND NEAVE LTD.                               58,486       109,293
   6,000   GOLDEN AGRI-RESOURCES LTD.(b)                        1,935         1,570
  11,000   HONG LEONG ASIA LTD.                                10,545        11,294
   9,000   JARDINE CYCLE & CARRIAGE LTD.                       69,445       119,128
  66,200   KEPPEL CORP. LTD.                                  269,795       314,292
  28,000   OLAM INTERNATIONAL LTD.                             32,014        46,817
  44,000   OVERSEA-CHINESE BANKING CORP.                      141,236       202,333
  27,000   SEMBCORP INDUSTRIES LTD.                            45,845        56,131
  22,000   SEMBCORP MARINE LTD.                                32,803        40,540
   7,000   SIA ENGINEERING CO. LTD.                             7,470        13,477
  12,000   SINGAPORE AIRLINES LTD.                             80,437       109,938
  19,000   SINGAPORE EXCHANGE LTD.                             59,149        92,824
   2,000   SINGAPORE LAND LTD.                                  7,350         7,360
  36,000   SINGAPORE PRESS HOLDINGS LTD.                       59,064        78,378
   8,000   SINGAPORE TECHNOLOGIES ENGINEERING LTD.             11,921        13,503
 112,000   SINGAPORE TELECOMMUNICATIONS LTD.                  184,276       231,114
   6,000   UNITED INDUSTRIAL CORP. LTD.                         5,338         7,427
  25,000   UNITED OVERSEAS BANK LTD.                          160,579       252,536
  33,000   UOB-KAY HIAN HOLDINGS LTD.                          21,774        30,393
  35,000   UOL GROUP LTD.                                      78,872        79,525
  13,000   WILMAR INTERNATIONAL LTD.                           29,032        44,928

                                                           ----------  ------------
                                                            2,044,247     2,686,585    1.31%
South Africa:
   7,000   MTN GROUP LTD.                                     103,838       107,548

                                                           ----------  ------------
                                                              103,838       107,548    0.05%
South Korea:
   2,760   DAEWOO SHIPBUILDING & MARINE ENGINEERING CO.
           LTD.                                                43,070        43,095
   3,900   DAISHIN SECURITIES CO. LTD.                         49,482        47,481
     560   DOOSAN CORP.                                        41,757        38,892
   3,560   GS HOLDINGS CORP.                                   82,708        83,105
     280   GS HOME SHOPPING, INC.                              14,981        14,255
   1,160   HANA FINANCIAL GROUP, INC.                          24,227        24,745
   4,170   HYNIX SEMICONDUCTOR, INC.(b)                        45,260        44,428
   1,140   HYUNDAI DEPARTMENT STORE CO. LTD.                   76,509        79,931
     150   HYUNDAI DEVELOPMENT CO.                              5,344         4,724
     660   HYUNDAI ENGINEERING & CONSTRUCTION CO. LTD.         28,567        27,525
     560   HYUNDAI MIPO DOCKYARD                               55,302        55,343
   1,480   HYUNDAI MOBIS                                      129,831       129,033
   6,790   HYUNDAI SECURITIES CO.                              77,315        73,858
      50   HYUNDAI STEEL CO.                                    2,275         2,302
      30   KCC CORP.                                            8,652         8,846
     490   KISWIRE LTD.                                        16,194        17,122
   1,880   KOREA INVESTMENT HOLDINGS CO. LTD.                  55,603        53,833
     880   KOREA ZINC CO. LTD.                                 96,058        95,106
     850   LG CHEM LTD.                                        91,345        92,690
   1,390   LG DACOM CORP.                                      18,791        19,198
   1,100   LG ELECTRONICS, INC.                               100,585       100,497
     208   LOTTE CHILSUNG BEVERAGE CO. LTD.                   135,438       138,647
     360   LOTTE SHOPPING CO. LTD.                             69,458        73,810
     470   LS CORP.                                            34,331        34,672
     340   NHN CORP.(b)                                        45,987        46,979

See accompanying notes to the financial statements.
                                       76
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater International Fund (unaudited)
                                 June 30, 2009


                                                                                           Percent
                                                                               Market         of
  Shares                        Security                          Cost       value (a)    net assets
---------- -------------------------------------------------- ------------ ------------- -----------
South Korea (Cont'd):
     320   PACIFIC CORP.                                       $   27,999        29,369
     750   SAMSUNG C&T CORP.                                       24,933        25,166
     160   SAMSUNG ELECTRO-MECHANICS CO. LTD.                       7,661         7,639
   1,301   SAMSUNG ELECTRONICS CO. LTD.                           586,774       602,523
     290   SAMSUNG FIRE & MARINE INSURANCE CO. LTD.                41,757        42,677
   1,030   SAMSUNG HEAVY INDUSTRIES CO. LTD.                       23,169        23,349
     800   SAMSUNG SDI CO. LTD.                                    64,188        64,667
     130   SAMSUNG SECURITIES CO. LTD.                              6,905         6,882
      90   SHINSEGAE CO. LTD.                                      35,035        35,607
  18,973   SK TELECOM CO. LTD. ADR                                294,192       287,441
   5,690   WOORI INVESTMENT & SECURITIES CO. LTD.                  71,525        66,549
   3,580   YOUNGONE CORP.                                          30,829        32,329

                                                               ----------  ------------
                                                                2,564,037     2,574,315    1.25%
Spain:
   3,888   ABERTIS INFRAESTRUCTURAS S.A.                           61,599        73,233
     346   ACCIONA S.A.                                            36,569        42,533
   5,493   ACERINOX S.A.                                           68,398       101,663
   2,447   ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.       105,135       124,075
  56,329   BANCO BILBAO VIZCAYA ARGENTARIA S.A.                   484,462       709,839
  13,249   BANCO DE SABADELL SA                                    64,351        82,837
   1,518   BANCO DE VALENCIA S.A.                                  11,083        14,733
  11,485   BANCO POPULAR ESPANOL S.A.                              65,234       100,501
 157,128   BANCO SANTANDER S.A.                                 1,325,437     1,896,252
   4,644   BANKINTER S.A.(b)                                       47,289        54,924
  13,409   CINTRA CONCESIONES DE INFRAESTRUCTURAS DE
           TRANSPORTE S.A.                                         63,849        83,392
     148   CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.         68,078        66,377
  15,374   CRITERIA CAIXACORP S.A.                                 47,978        71,104
       1   EBRO PULEVA S.A.                                            11            15
   5,333   EDP RENOVAVEIS S.A.(b)                                  49,408        54,705
   2,531   ENAGAS                                                  38,143        49,820
   4,323   FOMENTO DE CONSTRUCCIONES Y CONTRATAS S.A.             160,097       177,561
   2,763   GAMESA CORP. TECNOLOGICA S.A.                           35,059        52,456
   4,262   GAS NATURAL SDG S.A.                                    52,029        77,628
   2,222   GRIFOLS S.A.                                            33,845        39,299
     669   GRUPO FERROVIAL S.A.                                    15,298        21,529
  13,908   IBERDROLA RENOVABLES S.A.(b)                            53,405        63,652
  52,737   IBERDROLA S.A.                                         387,105       428,901
   4,941   INDITEX S.A.                                           202,632       237,456
     630   INDRA SISTEMAS S.A.                                     12,890        13,649
  48,886   MAPFRE S.A.                                            141,022       159,121
   2,111   RED ELECTRICA CORP. S.A.                                88,270        95,512
  11,060   REPSOL YPF S.A.                                        198,814       248,021
  76,256   TELEFONICA S.A.                                      1,547,769     1,729,136
     935   ZARDOYA OTIS S.A.                                       15,577        19,543

                                                               ----------  ------------
                                                                5,480,836     6,889,467    3.35%
Sweden:
   4,550   ALFA LAVAL AB                                           35,782        43,550
   7,400   ASSA ABLOY AB, CLASS B                                  89,466       103,147
   9,200   ATLAS COPCO AB, CLASS A                                 72,813        92,253
   4,000   ATLAS COPCO AB, CLASS B                                 31,058        36,216
  12,664   BOLIDEN AB                                             102,696        96,027
   5,500   ELECTROLUX AB, CLASS B(b)                               58,869        77,096
   3,200   GETINGE AB, CLASS B                                     37,616        41,961
   6,800   HENNES & MAURITZ AB, CLASS B                           274,862       339,943
     400   HOLMEN AB, CLASS B                                       8,156         8,739
  17,500   HUSQVARNA AB, CLASS B(b)                                64,201        96,096
  11,800   INVESTOR AB, CLASS B                                   161,782       182,517
   5,600   LUNDIN PETROLEUM AB(b)                                  50,350        43,560
  16,214   MEDA AB                                                100,919       111,666
     800   MILLICOM INTERNATIONAL CELLULAR S.A.(b)                 34,227        45,346
     200   MODERN TIMES GROUP AB, CLASS B                           3,437         5,581
   1,659   NCC AB                                                  15,289        14,455
  41,200   NORDEA BANK AB                                         230,517       326,896
  13,973   SANDVIK AB                                              86,678       104,111
   7,800   SCANIA AB, CLASS B                                      65,585        77,631

See accompanying notes to the financial statements.
                                       77
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater International Fund (unaudited)
                                 June 30, 2009


                                                                                           Percent
                                                                              Market          of
  Shares                       Security                          Cost        value (a)    net assets
---------- ------------------------------------------------ ------------- -------------- -----------
Sweden (Cont'd):
  20,200   SECURITAS AB, CLASS B                             $   164,879      171,926
  17,200   SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A(b)           55,790       75,601
   9,800   SKANSKA AB, CLASS B                                   103,314      109,599
  13,800   SKF AB, CLASS B                                       141,836      170,577
   5,400   SSAB AB, CLASS A                                       48,129       62,865
  30,600   SVENSKA CELLULOSA AB, CLASS B                         256,863      322,016
   4,500   SVENSKA HANDELSBANKEN AB, CLASS A                      65,063       85,032
  18,300   SWEDBANK AB, CLASS A(b)                                58,744      106,547
   6,600   SWEDISH MATCH AB                                       95,099      107,283
   9,565   TELE2 AB, CLASS B                                      87,881       96,890
  40,000   TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B              355,427      391,251
  21,000   TELIASONERA AB                                         98,902      110,465
   5,800   VOLVO AB, CLASS A                                      29,472       35,874
   9,500   VOLVO AB, CLASS B                                      49,520       58,869
                                                             -----------  -----------
                                                               3,135,222    3,751,586      1.83%
Switzerland:
  41,343   ABB LTD. (REGISTERED)(b)                              596,822      650,778
   1,591   ACTELION LTD. (REGISTERED)(b)                          73,405       83,434
  16,410   ADECCO S.A. (REGISTERED)                              663,968      685,310
   2,727   ARYZTA A.G.(b)                                         68,593       87,721
   3,156   BALOISE HOLDING A.G.                                  227,090      234,289
     295   BANQUE CANTONALE VAUDOISE                              90,307       93,063
     148   BKW FMB ENERGIE A.G.                                   11,039       10,936
   8,185   COMPAGNIE FINANCIERE RICHEMONT S.A., CLASS A          130,638      170,545
  18,108   CREDIT SUISSE GROUP A.G. (REGISTERED)                 547,506      826,647
   5,826   EFG INTERNATIONAL A.G. (REGISTERED)                    63,678       63,013
      37   FLUGHAFEN ZUERICH A.G.                                  7,824        8,279
     953   GEBERIT A.G. (REGISTERED)                              83,492      117,457
   1,233   GIVAUDAN S.A. (REGISTERED)                            729,421      755,330
   2,629   HOLCIM LTD. (REGISTERED)(b)                            98,464      149,760
   3,728   JULIUS BAER HOLDING A.G. (REGISTERED)                 101,597      145,359
     967   KUEHNE & NAGEL INTERNATIONAL A.G. (REGISTERED)         57,750       75,912
      40   LINDT & SPRUENGLI A.G.                                 57,570       74,864
       1   LINDT & SPRUENGLI A.G. (REGISTERED)                    17,927       22,101
   6,301   LOGITECH INTERNATIONAL S.A. (REGISTERED)(b)            70,452       87,755
     471   LONZA GROUP A.G. (REGISTERED)                          47,310       46,779
  77,001   NESTLE S.A. (REGISTERED)                            2,614,582    2,906,188
  10,121   NOBEL BIOCARE HOLDINGS A.G.(b)                        218,359      221,878
  68,268   NOVARTIS A.G. (REGISTERED)                          2,692,845    2,773,702
   8,956   PANALPINA WELTTRANSPORT HOLDING A.G.                  666,703      652,408
  10,555   PARGESA HOLDING S.A.                                  677,733      658,622
   2,800   PSP SWISS PROPERTY A.G. (REGISTERED)(b)               108,194      133,749
  13,594   ROCHE HOLDING A.G. (GENUSSCHEIN)                    1,764,261    1,849,499
     755   SCHINDLER HOLDING A.G.                                 34,888       46,923
     121   SGS S.A. (REGISTERED)                                 130,564      150,257
     648   SONOVA HOLDING A.G. (REGISTERED)(b)                    35,616       52,737
     320   STATE GALLER KANTONALBANK                             106,355      111,364
  32,678   STMICROELECTRONICS N.V.                               179,389      245,149
     257   STRAUMANN HOLDING A.G. (REGISTERED)                    41,380       46,897
   2,435   SULZER A.G. (REGISTERED)(b)                           126,654      154,691
     475   SWATCH GROUP A.G. (BEARER)                             59,791       76,383
   2,391   SWATCH GROUP A.G. (REGISTERED)                         61,462       78,400
     654   SWISS LIFE HOLDING (REGISTERED)(b)                     35,701       56,774
   4,606   SWISS REINSURANCE (REGISTERED)                         67,575      152,396
     196   SWISSCOM A.G. (REGISTERED)                             51,472       60,203
   1,878   SYNGENTA A.G. (REGISTERED)                            404,562      436,111
   1,180   TAMEDIA A.G.                                           65,526       57,660
     311   VONTOBEL HOLDING A.G.                                   8,146        8,330
  28,539   XSTRATA PLC                                           196,572      314,766
   2,808   ZURICH FINANCIAL SERVICES A.G. (REGISTERED)           445,769      497,058
                                                             -----------  -----------
                                                              14,538,952   16,131,477     7.85%
United Kingdom:
   9,964   3I GROUP PLC                                           31,266       39,868
   2,834   ADMIRAL GROUP PLC                                      35,119       40,692
  91,000   AEGIS GROUP PLC                                       100,492      138,132
   4,578   AMEC PLC                                               34,931       49,292
   2,800   AMLIN PLC                                              15,308       13,950

See accompanying notes to the financial statements.
                                       78
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater International Fund (unaudited)
                                 June 30, 2009


                                                                               Percent
                                                                   Market         of
   Shares                 Security                    Cost       value (a)    net assets
----------- ------------------------------------ ------------- ------------- -----------
United Kingdom (Cont'd):
   19,418   ANGLO AMERICAN PLC                    $  352,834      566,652
    4,811   ANTOFAGASTA PLC                           33,978       46,720
   60,000   ARM HOLDINGS PLC                         104,361      118,541
   13,399   ASSOCIATED BRITISH FOODS PLC             121,071      168,299
   21,276   ASTRAZENECA PLC                          721,742      936,974
    7,700   ASTRAZENECA PLC ADR                      341,392      339,878
    4,305   AUTONOMY CORP. PLC(b)                     88,021      102,009
   55,007   AVIVA PLC                                201,193      310,853
   69,386   BAE SYSTEMS PLC                          363,354      387,329
   37,301   BALFOUR BEATTY PLC                       188,351      189,899
  189,265   BARCLAYS PLC                             549,043      881,578
   22,303   BARRATT DEVELOPMENTS PLC(b)               64,624       54,297
    6,300   BELLWAY PLC                               71,836       63,330
    2,190   BERKELEY GROUP HOLDINGS PLC(b)            30,093       29,053
   50,697   BG GROUP PLC                             790,328      851,839
   33,136   BHP BILLITON PLC                         673,032      748,504
  287,003   BP PLC                                 1,949,602    2,271,184
   53,394   BRITISH AMERICAN TOBACCO PLC           1,357,213    1,475,084
   11,630   BRITISH LAND CO. PLC                      61,579       73,350
   17,468   BRITISH SKY BROADCASTING GROUP PLC       116,486      131,045
  132,209   BT GROUP PLC                             159,975      221,339
    5,069   BUNZL PLC                                 39,524       41,991
    8,202   BURBERRY GROUP PLC                        40,549       57,254
   20,702   CABLE & WIRELESS PLC                      41,214       45,436
   66,813   CADBURY PLC                              566,646      570,763
    2,719   CAIRN ENERGY PLC(b)                       85,568      105,046
   16,980   CAPITA GROUP PLC                         162,367      200,189
   26,934   CARILLION PLC                            107,801      112,055
    4,273   CARNIVAL PLC                             106,198      113,389
   24,612   CARPETRIGHT PLC                          253,496      227,754
   11,306   CARPHONE WAREHOUSE GROUP PLC              29,633       29,604
   82,257   CENTRICA PLC                             290,637      302,281
    7,709   CLOSE BROTHERS GROUP PLC                  72,265       83,624
   11,669   COBHAM PLC                                30,337       33,284
   26,392   COMPASS GROUP PLC                        115,160      148,724
  111,845   DIAGEO PLC                             1,489,394    1,606,257
   99,000   DIMENSION DATA HOLDINGS PLC               92,442       96,944
    5,450   DRAX GROUP PLC                            41,149       39,449
  168,788   DSG INTERNATIONAL PLC                     69,562       64,099
   28,000   EASYJET PLC(b)                           113,638      124,788
    2,760   EURASIAN NATURAL RESOURCES CORP.          15,790       29,855
   12,094   FIRSTGROUP PLC                            47,290       71,411
   87,533   FRIENDS PROVIDENT GROUP PLC               94,797       94,871
   37,415   G4S PLC                                  119,514      128,586
   96,645   GLAXOSMITHKLINE PLC                    1,494,501    1,701,939
   17,505   HAMMERSON PLC                             69,535       88,719
   36,031   HAYS PLC                                  49,874       50,943
   88,914   HOME RETAIL GROUP PLC                    368,601      381,354
  309,817   HSBC HOLDINGS PLC                      2,119,542    2,572,077
   12,114   ICAP PLC                                  51,874       90,203
   11,465   IMI PLC                                   43,254       58,958
   18,809   IMPERIAL TOBACCO GROUP PLC               441,612      489,226
    6,290   INTERCONTINENTAL HOTELS GROUP PLC         49,219       64,664
   20,434   INTERNATIONAL POWER PLC                   61,912       80,229
   12,127   INVENSYS PLC                              29,802       44,704
   35,449   INVESTEC PLC                             122,646      191,329
   98,470   ITV PLC                                   52,339       56,839
    2,494   JOHNSON MATTHEY PLC                       35,938       47,357
    4,109   KAZAKHMYS PLC                             31,447       42,834
  110,414   KINGFISHER PLC                           222,992      323,698
    8,091   LADBROKES PLC                             21,147       24,646
   10,374   LAND SECURITIES GROUP PLC                 61,356       80,712
  202,802   LEGAL & GENERAL GROUP PLC                183,970      189,531
    6,025   LIBERTY INTERNATIONAL PLC                 30,406       39,556
  378,724   LLOYDS BANKING GROUP PLC                 382,838      435,871
    3,727   LONDON STOCK EXCHANGE GROUP PLC           38,197       43,191
    3,306   LONMIN PLC                                67,494       64,042
   33,399   MAN GROUP PLC                            106,502      153,302

See accompanying notes to the financial statements.
                                       79
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater International Fund (unaudited)
                                 June 30, 2009

                                                                                       Percent
                                                                          Market          of
   Shares                     Security                       Cost        value (a)    net assets
----------- ------------------------------------------- ------------- -------------- -----------
United Kingdom (Cont'd):
   31,083   MARKS & SPENCER GROUP PLC                    $   130,983       156,885
   15,564   MEGGITT PLC                                       34,971        40,670
   30,000   MONDI PLC                                         68,373       102,206
   79,637   NATIONAL GRID PLC                                695,759       718,277
    8,548   NEXT PLC                                         169,625       207,157
  188,895   OLD MUTUAL PLC                                   216,081       251,544
   24,611   PEARSON PLC                                      251,623       247,216
    3,000   PERSIMMON PLC                                     19,704        17,320
   39,698   PRUDENTIAL PLC                                   194,818       270,130
    1,219   RANDGOLD RESOURCES LTD.                           81,042        78,381
    8,289   RECKITT BENCKISER GROUP PLC                      310,166       377,777
   13,105   REED ELSEVIER PLC                                 95,293        97,718
   26,908   REXAM PLC                                        122,046       126,317
   14,591   RIO TINTO PLC                                    459,214       507,977
   27,303   ROLLS-ROYCE GROUP PLC(b)                         117,170       162,802
  248,250   ROYAL BANK OF SCOTLAND GROUP PLC(b)              114,766       157,874
  108,053   RSA INSURANCE GROUP PLC                          206,558       214,416
   13,128   SABMILLER PLC                                    190,619       267,260
   64,398   SAGE GROUP (THE) PLC                             157,693       189,134
   49,306   SAINSBURY (J.) PLC                               230,998       254,568
   62,853   SAVILLS PLC                                      299,859       296,993
    3,966   SCHRODERS PLC                                     45,826        53,688
   19,792   SCOTTISH & SOUTHERN ENERGY PLC                   338,025       371,600
   93,024   SEGRO PLC                                         33,511        37,254
    7,999   SERCO GROUP PLC                                   42,799        55,576
    4,954   SEVERN TRENT PLC                                  76,220        89,358
   11,192   SHIRE PLC                                        130,296       154,368
   14,044   SMITH & NEPHEW PLC                                98,628       104,123
    2,453   SMITHS GROUP PLC                                  28,519        28,389
   28,278   STANDARD CHARTERED PLC                           374,284       532,624
   31,857   STANDARD LIFE PLC                                 83,454        97,553
   13,041   TATE & LYLE PLC                                   46,911        68,638
  117,017   TESCO PLC                                        568,842       682,072
   30,247   THOMAS COOK GROUP PLC                            105,985       102,581
    1,676   THOMSON REUTERS PLC                               36,183        47,823
   29,601   TOMKINS PLC                                       60,601        72,338
    5,785   TRAVIS PERKINS PLC                                48,455        50,229
    9,072   TUI TRAVEL PLC                                    30,186        34,687
   12,717   TULLOW OIL PLC                                   150,979       196,755
   27,825   UNILEVER PLC                                     581,557       652,961
    2,333   UNITED BUSINESS MEDIA LTD.                        13,794        15,360
    8,787   UNITED UTILITIES GROUP PLC                        62,187        71,974
    2,343   VEDANTA RESOURCES PLC                             35,450        49,874
   15,769   VITEC GROUP PLC/THE                               73,168        67,559
  937,541   VODAFONE GROUP PLC                             1,689,658     1,812,309
    5,400   VODAFONE GROUP PLC ADR                           104,331       105,246
      994   WHITBREAD PLC                                     10,069        13,380
   42,339   WM MORRISON SUPERMARKETS PLC                     156,009       164,984
    4,513   WOLSELEY PLC(b)                                   70,476        86,281
   23,432   WPP PLC                                          141,019       155,854

                                                         -----------  ------------
                                                          28,123,976    32,611,329      15.87%
United States:
    8,800   ABB LTD. ADR                                     135,564       138,864
    8,130   ACCENTURE LTD.                                   259,045       272,030
    8,032   AGRIUM, INC.                                     320,986       320,396
    8,500   ANGLO AMERICAN PLC ADR                           115,822       124,440
   13,724   ARCH CAPITAL GROUP LTD.(b)                       788,575       803,952
    9,325   BANK OF MONTREAL                                 262,240       393,049
   17,702   BANK OF NOVA SCOTIA                              459,610       663,825
    5,098   BCE, INC.                                        100,590       105,325
    2,740   BIOVAIL CORP.                                     29,140        36,853
    5,966   CAE, INC.                                         34,194        35,199
    8,679   CAMECO CORP.                                     149,232       222,182
    6,028   CANADIAN IMPERIAL BANK OF COMMERCE/CANADA        233,781       301,822
    9,199   CANADIAN NATURAL RESOURCES LTD.                  384,523       482,856
    3,842   CANADIAN PACIFIC RAILWAY LTD.                    120,622       152,912
    4,000   CENTRAL EUROPEAN DISTRIBUTION CORP.(b)           106,099       106,280

See accompanying notes to the financial statements.

                                       80
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater International Fund (unaudited)
                                 June 30, 2009

                                                                              Percent
                                                                   Market        of
  Shares                   Security                    Cost      value (a)   net assets
---------- --------------------------------------- ------------ ----------- -----------
United States (Cont'd):
 10,919    CGI GROUP, INC.(b)                       $  90,696       96,852
  1,861    CRESCENT POINT ENERGY TRUST                 38,774       54,267
  4,200    DESARROLLADORA HOMEX SAB DE CV ADR(b)      111,374      117,138
  5,137    ELDORADO GOLD CORP.(b)                      44,130       45,976
  6,935    ENBRIDGE, INC.                             213,474      240,853
  3,659    ENERPLUS RESOURCES FUND                     63,842       78,632
    225    FAIRFAX FINANCIAL HOLDINGS LTD.             56,130       56,135
  6,080    GERDAU AMERISTEEL CORP.                     19,730       41,466
  3,052    GILDAN ACTIVEWEAR, INC.(b)                  33,435       45,170
  6,700    GLAXOSMITHKLINE PLC ADR                    242,631      236,778
 14,001    GOLDCORP, INC.                             447,524      486,535
  4,138    IAMGOLD CORP.                               29,152       41,877
  6,421    IMPERIAL OIL LTD.                          227,021      246,952
 11,663    KINROSS GOLD CORP.                         193,100      211,683
 26,897    MANULIFE FINANCIAL CORP.                   366,564      466,663
  3,469    METHANEX CORP.                              31,828       42,461
  1,560    OPEN TEXT CORP.(b)                          48,602       56,815
  2,253    PAN AMERICAN SILVER CORP.(b)                41,183       41,297
 10,621    PENN WEST ENERGY TRUST                     114,717      135,205
  8,384    PETRO-CANADA                               226,830      322,113
 10,641    PROVIDENT ENERGY TRUST                      38,685       52,354
  2,101    RITCHIE BROS AUCTIONEERS, INC.              37,504       49,268
  9,145    ROGERS COMMUNICATIONS, INC.                215,846      235,484
 22,248    ROYAL BANK OF CANADA                       676,304      908,831
  6,688    SHAW COMMUNICATIONS, INC.                  102,690      112,760
 46,390    SIGNET JEWELERS LTD.                       906,277      965,840
  4,651    SILVER WHEATON CORP.(b)                     33,510       38,324
 11,589    SUN LIFE FINANCIAL, INC.                   229,193      311,976
 19,786    TALISMAN ENERGY, INC.                      227,686      282,742
  2,370    TELUS CORP.                                 62,316       61,146
  5,729    THOMSON REUTERS CORP.                      151,051      167,917
 14,270    TORONTO-DOMINION BANK/THE                  506,973      737,902
  5,081    TRANSALTA CORP.                             79,391       98,724
 11,353    TRANSCANADA CORP.                          286,754      305,509
 20,900    TURKCELL ILETISIM HIZMET AS ADR            282,364      289,674
 37,019    TYCO ELECTRONICS LTD.                      715,571      688,183
 29,232    UNILEVER PLC ADR                           704,755      686,952
                                                    ---------   ----------
                                                   11,397,630   13,218,439   6.43%


See accompanying notes to the financial statements.

                                       81
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater International Fund (unaudited)
                                 June 30, 2009

                                                                                                       Percent
                                                                                         Market           of
  Shares                          Security                             Cost            value (a)     net assets
--------  --------------------------------------------------------  ------------     ------------    -----------
                        Preferred:Stocks:
                             Brazil:
  10,300   PETROLEO BRASILEIRO S.A. ADR                             $    330,082          343,608
                                                                    ------------      ------------
                                                                         330,082          343,608         0.17%
                            Germany:
   1,114   FRESENIUS S.E.                                                 51,175           60,199
   2,360   HENKEL A.G. & CO. KGAA                                         60,940           73,738
   1,391   PORSCHE AUTOMOBIL HOLDING S.E.                                 75,417           93,478
     861   RWE A.G.                                                       54,598           57,370
   1,241   VOLKSWAGEN A.G.                                                59,311           86,833

                                                                                     ------------      -------
                                                                         301,441          371,618         0.18%
United States:
   8,800   VALE S.A. ADR                                                 136,950          135,080

                                                                                     ------------      -------
                                                                         136,950          135,080         0.06%
                             Rights:
     767   BANCA:POPOLARE DI MILANO SCARL(b)                                  --               --
   1,020   GOLDEN AGRI-RESOURCES LTD.(b)                                      --              141
  29,000   PAC ANDES RT(b)                                                    --               --
   7,660   RIO TINTO PLC(b)                                                   --           89,983
  11,384   UNIONE DI BANCHE ITALIANE SCPA(b)                                  --              778
     920   ZARDOYA OTIS S.A.(b)                                               --              936

                                                                                     ------------      -------
                                                                              --           91,838         0.05%
                            Warrants:
Italy: :
  11,384   UNIONE DI BANCHE ITALIANE SCPA, EXP. 6/30/11, STRIKE
           12.30 EURO(b)                                                      --              854

                                                                                     ------------      -------
                                                                              --              854         0.00%

                                                                    ------------     ------------      -------
           Grand total(c)                                           $172,767,623      199,446,483        97.05%
                                                                    ============     ============      =======

Notes to investment in securities:

      (a)   Securities are valued in accordance with procedures described in note 2 to the financial statements.

      (b)   Currently non-income producing assets.

      (c) At June 30, 2009, the cost for Federal income tax purposes was $172,767,623. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

  Gross unrealized appreciation     $27,731,082
  Gross unrealized depreciation      (1,052,222)
                                    -----------
    Net unrealized appreciation     $26,678,860
                                    ===========

At June 30, 2009, the industry sectors for the Clearwater International Fund were:

                                 Percent of
Industry Sector                  Investments
------------------------------- ------------
Consumer Discretionary             11.61%
Consumer Staples                   10.85
Energy                              8.55
Financials                         23.53
Health Care                         8.11
Industrials                        11.55
Information Technology              6.51
Materials                           9.25
Telecommunication Services          5.05
Utilities                           4.99
                                  ------
                                  100.00%
                                  ======

See accompanying notes to the financial statements.

                                       82
                                                                     (Continued)

                          CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater International Fund (unaudited)
                                 June 30, 2009

At June 30, 2009, the Clearwater International Fund's investments were denominated in the following currencies:



                                        Percent of
Concentration by Currency               Investments
-------------------------------------- ------------
   Euro                                  27.30%
   Japanese Yen                          21.70
   British Pound                         18.10
   U.S. Dollar                           10.20
   Swiss Franc                           7.80
   Australian Dollar                     5.70
   All other currencies less than 5%     9.20
                                       ------------
                                         100.00%
                                       ============

At June 30, 2009, the Clearwater International Fund had -the following -outstanding forward foreign currency exchange contracts as follows:



                                                 In
      Contracts To           Amount           Exchange           Amount
         Deliver             (Local              For             (Local    Settlement    Unrealized
        Currency           Currency)          Currency         Currency)      Date       Gain(Loss)
------------------------ ------------- ---------------------- ----------- ------------ -------------
  Swiss Franc                 (5,467)  United States Dollar        5,048  07/01/09       $    16
  United States Dollar        (5,049)  Euro                        3,589  07/01/09           (14)
  United States Dollar       (56,122)  Japanese Yen            5,352,345  07/01/09          (561)
  United States Dollar      (191,134)  British Pound             115,371  07/02/09        (1,320)
  United States Dollar      (183,522)  Euro                      130,287  07/02/09          (746)
  United States Dollar        (8,780)  Hong Kong Dollar           68,051  07/02/09             -
  United States Dollar       (11,437)  Japanese Yen            1,092,436  07/02/09           (96)
  United States Dollar       (19,522)  Mexican Peso              257,042  07/02/09            (5)
  United States Dollar       (15,259)  South African Rand        119,857  07/02/09           283
  United States Dollar      (203,972)  Swiss Franc               220,739  07/02/09          (811)
  United States Dollar       (36,593)  British Pound              22,031  07/03/09          (347)
  United States Dollar      (113,296)  Euro                       80,125  07/03/09          (891)
  United States Dollar       (88,315)  Japanese Yen            8,467,683  07/03/09          (413)
  United States Dollar       (35,557)  Swiss Franc                38,398  07/03/09          (215)
  United States Dollar      (239,700)  Canadian Dollar           278,388  07/07/09          (348)
                                                                                         ---------
                                                                                         $(5,468)
                                                                                         =========


See accompanying notes to the financial statements.

                Schedule of Investments - Clearwater Growth Fund
                            June 30, 2009 (unaudited)

            Clearwater International Fund Portfolio Diversification
                        (as a percentage of net assets)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Materials                                                                9%
Telecommunication Services                                               5%
Utilities                                                                5%
Consumer Discretionary                                                  12%
Consumer Staples                                                        11%
Energy                                                                   9%
Financials                                                              23%
Healthcare                                                               8%
Industrials                                                             12%
Information Technology                                                   6%


Cash equivalents and other assets/liabilities represent (3)% of net assets.


See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                                   FORM N-CSR

Item 2      Code of Ethics (annual report only)

Item 3      Audit Committee Financial Expert (annual report only)

Item 4      Principal Accountant Fees and Services (annual report only)
            (accrual basis)

Item 5      Audit Committee of Listed Registrants (annual report only)

Item 6      Schedule of Investments (annual and semi-annual report)

      See Item 1.

Item 7 of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

      Not applicable (the Trust is an open-end Management Investment Company)

Item 8      Portfolio Managers of Closed-End Management Investment Companies

      Not applicable (the Trust is an open-end Management Investment Company)

Item 9 Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable (the Trust is an open-end Management Investment Company)

Item 10     Submission of Matters to a Vote of Security Holders

      There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11     Controls and Procedures

      a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

      b) There have been no significant changes in the Trust's internal controls over financial reporting since the filing of the last report that have materially affected, or are reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12     Exhibits

      a) The certifications for each principal executive and principal financial officer of the Trust as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.

      b) No written solicitations to purchase securities were sent or delivered during the period covered by this report by or on behalf of the Trust.

                                   Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Clearwater Investment Trust
            ------------------------------


            /s/George H. Weyerhaeuser, Jr.
            ------------------------------
            George H. Weyerhaeuser, Jr.
            Chairman

Date:       September 4, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1040, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


            /s/George H. Weyerhaeuser, Jr.
            ------------------------------
            George H. Weyerhaeuser, Jr.
            Chairman

Date:       September 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1040, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


            /s/George H. Weyerhaeuser, Jr.
            ------------------------------
            George H. Weyerhaeuser, Jr.
            Treasurer

Date:       September 4, 2009